John Hancock
International Small Company Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Shares	Value
Common stocks 98.4%		$829,780,016
(Cost $761,758,954)
Australia 6.1%		50,975,079
3P Learning, Ltd. (A)	21,580	12,532
88 Energy, Ltd. (A)(B)	1,302,538	16,659
A2B Australia, Ltd.	32,294	34,327
Accent Group, Ltd.	152,916	176,185
Adairs, Ltd.	62,064	76,384
Adelaide Brighton, Ltd.	165,602	393,912
Aeon Metals, Ltd. (A)	46,964	3,336
Ainsworth Game Technology, Ltd. (A)	47,462	22,145
Alkane Resources, Ltd. (A)(B)	65,327	24,504
Alkane Resources, Ltd. (A)	5,522	2,071
Alliance Aviation Services, Ltd.	39,423	70,346
ALS, Ltd.	23,278	142,592
Altium, Ltd.	4,348	105,542
AMA Group, Ltd.	219,236	183,968
Amaysim Australia, Ltd. (A)	59,212	15,608
Ansell, Ltd.	54,262	1,089,699
AP Eagers, Ltd.	60,022	398,246
Appen, Ltd.	12,066	199,948
ARB Corp., Ltd.	34,274	441,352
Ardent Leisure Group, Ltd. (A)	246,137	196,082
ARQ Group, Ltd.	37,941	9,878
Asaleo Care, Ltd. (A)	175,580	121,817
AUB Group, Ltd.	32,860	263,692
Aurelia Metals, Ltd.	370,198	107,654
Austal, Ltd.	131,483	373,883
Austin Engineering, Ltd. (A)	63,990	8,869
Australian Agricultural Company, Ltd. (A)	176,180	125,073
Australian Finance Group, Ltd. (B)	36,142	60,929
Australian Pharmaceutical Industries, Ltd.	171,294	152,108
Australian Vintage, Ltd.	84,634	29,512
Auswide Bank, Ltd.	4,752	18,483
Aveo Group	184,776	274,336
AVJennings, Ltd.	46,118	18,590
AVZ Minerals, Ltd. (A)(B)	229,173	6,668
Baby Bunting Group, Ltd.	24,483	55,332
Bank of Queensland, Ltd. (B)	110,523	585,751
Bank of Queensland, Ltd. (A)	8,545	45,287
Bapcor, Ltd.	117,060	541,261
Base Resources, Ltd. (A)	88,900	13,224
Bega Cheese, Ltd. (B)	74,305	190,051
Bell Financial Group, Ltd.	16,891	12,053
Bellamy's Australia, Ltd. (A)(B)	36,321	323,794
Bingo Industries, Ltd.	94,154	183,515
Blackmores, Ltd. (B)	3,336	186,254
Blue Energy, Ltd. (A)	150,000	4,979
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,326
Bravura Solutions, Ltd.	110,298	369,599
Breville Group, Ltd.	37,627	437,712
Brickworks, Ltd.	30,318	386,879
Buru Energy, Ltd. (A)	64,288	8,049
BWX, Ltd.	43,716	124,410
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Capitol Health, Ltd.	292,400	$47,487
Capral, Ltd. (B)	185,374	14,416
Cardno, Ltd. (A)	82,690	27,115
Carnarvon Petroleum, Ltd. (A)	84,940	18,951
carsales.com, Ltd.	87,478	972,604
Cash Converters International, Ltd. (A)	122,755	19,884
Catapult Group International, Ltd. (A)	14,492	21,590
Cedar Woods Properties, Ltd.	23,251	117,109
Centuria Capital Group	82,178	117,823
Champion Iron, Ltd. (A)	40,246	61,367
City Chic Collective, Ltd.	45,494	84,108
Civmec, Ltd.	40,300	11,484
Class, Ltd.	16,518	25,708
Clean Seas Seafood, Ltd. (A)	16,659	8,568
Clean TeQ Holdings, Ltd. (A)	52,229	8,126
Cleanaway Waste Management, Ltd.	580,292	832,779
ClearView Wealth, Ltd. (A)	34,533	12,590
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	260,275
Clover Corp., Ltd.	51,463	99,255
CML Group, Ltd.	30,000	9,961
Codan, Ltd.	50,990	226,897
Collection House, Ltd.	61,068	46,462
Collins Foods, Ltd.	50,133	349,235
Cooper Energy, Ltd. (A)	789,650	285,832
Corporate Travel Management, Ltd. (B)	33,243	465,732
Costa Group Holdings, Ltd.	163,641	288,028
Credit Corp. Group, Ltd.	27,184	608,029
CSG, Ltd. (A)(B)	113,221	23,414
CSR, Ltd.	224,410	722,727
CuDeco, Ltd. (A)(C)	21,846	2,865
Data#3, Ltd.	57,191	144,005
Decmil Group, Ltd.	73,791	46,311
Dicker Data, Ltd.	6,644	28,884
Domain Holdings Australia, Ltd.	101,226	239,553
Domino's Pizza Enterprises, Ltd.	1,364	48,804
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	14,934
Downer EDI, Ltd.	8,343	47,353
DWS, Ltd.	21,883	15,559
Eclipx Group, Ltd. (B)	121,486	131,492
Elanor Investor Group	10,005	14,545
Elders, Ltd. (B)	64,462	281,591
Electro Optic Systems Holdings, Ltd. (A)(B)	21,990	101,923
Ellex Medical Lasers, Ltd. (A)	38,902	16,042
Emeco Holdings, Ltd. (A)	96,081	130,851
EML Payments, Ltd. (A)	107,172	343,121
Energy World Corp., Ltd. (A)(B)	226,411	13,029
Enero Group, Ltd.	10,415	13,022
EQT Holdings, Ltd.	5,831	126,989
ERM Power, Ltd. (C)	49,837	83,094
Estia Health, Ltd.	90,635	165,148
Euroz, Ltd.	51,500	37,085
EVENT Hospitality and Entertainment, Ltd.	33,983	307,354
FAR, Ltd. (A)	876,239	27,843
Finbar Group, Ltd.	71,892	41,360
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Fleetwood Corp., Ltd. (A)	32,879	$45,535
FlexiGroup, Ltd.	133,394	176,418
Freedom Foods Group, Ltd. (B)	26,842	96,228
G8 Education, Ltd.	181,312	241,538
Galaxy Resources, Ltd. (A)(B)	116,511	72,936
Gascoyne Resources, Ltd. (Australian Securities Exchange) (A)(C)	38,731	1,022
Genworth Mortgage Insurance Australia, Ltd.	113,830	282,620
Gold Road Resources, Ltd. (A)	107,334	82,133
GrainCorp, Ltd., Class A (A)	74,997	413,006
Grange Resources, Ltd.	312,240	47,535
Greenland Minerals, Ltd. (A)	176,827	12,575
GUD Holdings, Ltd.	42,554	316,935
GWA Group, Ltd.	96,436	215,748
Hansen Technologies, Ltd.	82,044	193,179
Healius, Ltd.	201,676	419,442
Helloworld Travel, Ltd.	18,369	54,927
Highfield Resources, Ltd. (A)	40,292	17,689
Horizon Oil, Ltd. (A)	443,056	40,345
HT&E, Ltd.	111,610	122,317
HUB24, Ltd. (B)	17,864	131,194
Huon Aquaculture Group, Ltd.	8,993	27,382
IDP Education, Ltd.	2,380	29,239
Iluka Resources, Ltd.	117,851	759,393
Imdex, Ltd.	170,178	187,085
IMF Bentham, Ltd. (A)	124,788	295,591
Independence Group NL	175,402	694,012
Infigen Energy	395,869	175,341
Infomedia, Ltd.	139,444	200,140
Inghams Group, Ltd.	137,974	306,346
Intega Group, Ltd. (A)(B)	82,690	27,966
Integral Diagnostics, Ltd.	42,727	105,206
Integrated Research, Ltd.	23,574	51,050
International Ferro Metals, Ltd. (A)(C)	9,556	0
InvoCare, Ltd. (B)	46,351	413,898
IOOF Holdings, Ltd.	138,916	735,415
IPH, Ltd.	78,391	442,420
IRESS, Ltd.	61,852	544,746
iSelect, Ltd. (A)	77,196	28,190
iSentia Group, Ltd. (A)	35,198	6,187
IVE Group, Ltd.	65,357	98,609
Japara Healthcare, Ltd. (B)	86,081	66,087
JB Hi-Fi, Ltd.	43,039	1,090,951
Jumbo Interactive, Ltd.	11,374	158,079
Jupiter Mines, Ltd.	501,589	84,775
Karoon Energy, Ltd. (A)	207,617	156,387
Kingsgate Consolidated, Ltd. (A)	71,822	19,681
Kogan.com, Ltd.	14,203	67,628
Lifestyle Communities, Ltd. (B)	19,235	107,437
Link Administration Holdings, Ltd.	56,562	221,993
Lovisa Holdings, Ltd.	17,541	143,703
Lucapa Diamond Company, Ltd. (A)(B)	145,168	11,280
Lycopodium, Ltd.	4,375	16,137
MACA, Ltd.	115,026	89,543
Macmahon Holdings, Ltd.	604,299	98,102
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Mayne Pharma Group, Ltd. (A)(B)	612,338	$192,643
McMillan Shakespeare, Ltd.	34,493	349,286
McPherson's, Ltd.	20,700	33,881
Medusa Mining, Ltd. (A)	57,795	26,785
Mesoblast, Ltd. (A)	83,871	102,682
Metals X, Ltd. (A)(B)	183,307	13,635
Metcash, Ltd.	372,183	756,455
Metro Mining, Ltd. (A)	66,430	6,740
Michael Hill International, Ltd.	43,259	19,443
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	4,055
Midway, Ltd.	3,396	4,457
Millennium Minerals, Ltd. (A)(C)	86,302	2,961
Mineral Resources, Ltd.	60,656	637,233
MMA Offshore, Ltd. (A)	237,016	28,079
MNF Group, Ltd.	8,989	30,217
Moelis Australia, Ltd.	3,778	11,839
Monadelphous Group, Ltd.	40,762	451,723
Monash IVF Group, Ltd.	78,433	55,728
Money3 Corp., Ltd.	41,772	61,545
Mortgage Choice, Ltd.	31,859	30,172
Mosaic Brands, Ltd.	5,190	9,308
Motorcycle Holdings, Ltd. (A)	5,321	8,269
Mount Gibson Iron, Ltd.	278,414	151,481
Myer Holdings, Ltd. (A)(B)	373,667	128,968
MyState, Ltd.	29,609	94,942
Navigator Global Investments, Ltd.	34,265	66,753
Netwealth Group, Ltd. (B)	28,403	162,665
New Hope Corp., Ltd. (B)	127,847	187,720
NEXTDC, Ltd. (A)(B)	141,190	631,966
nib holdings, Ltd.	185,951	850,121
Nick Scali, Ltd.	27,080	116,097
Nine Entertainment Company Holdings, Ltd.	349,156	417,050
NRW Holdings, Ltd.	164,036	331,815
NRW Holdings, Ltd. (A)	18,940	38,312
Nufarm, Ltd. (A)	118,255	396,223
OceanaGold Corp.	295,482	582,822
OFX Group, Ltd.	118,597	108,321
Onevue Holdings, Ltd. (A)	26,955	6,840
oOh!media, Ltd.	112,365	238,378
Orora, Ltd.	437,532	956,849
OZ Minerals, Ltd.	144,120	1,028,259
Pacific Current Group, Ltd.	18,085	81,731
Pacific Energy, Ltd. (C)	12,516	9,058
Pacific Smiles Group, Ltd.	11,867	13,334
Pact Group Holdings, Ltd. (A)	76,599	131,207
Paladin Energy, Ltd. (A)(B)	444,857	26,156
Panoramic Resources, Ltd. (A)	152,135	38,539
Pantoro, Ltd. (A)(B)	140,826	14,245
Paragon Care, Ltd.	76,290	23,240
Peet, Ltd.	111,550	96,625
Pendal Group, Ltd.	116,948	677,741
Perenti Global, Ltd.	316,674	416,593
Perpetual, Ltd.	20,891	561,700
Perseus Mining, Ltd. (A)(B)	469,500	276,675
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Pilbara Minerals, Ltd. (A)(B)	134,374	$27,281
Pioneer Credit, Ltd. (C)	11,509	17,235
Platinum Asset Management, Ltd.	92,139	266,985
Praemium, Ltd. (A)	68,020	26,226
Premier Investments, Ltd.	38,018	505,628
Prime Media Group, Ltd. (A)	115,482	14,847
Pro Medicus, Ltd.	17,320	289,600
PSC Insurance Group, Ltd.	9,460	19,061
PWR Holdings, Ltd. (B)	18,240	59,865
QMS Media, Ltd.	16,299	13,471
Qube Holdings, Ltd.	94,700	215,435
Ramelius Resources, Ltd. (B)	265,306	181,983
Reckon, Ltd.	25,906	14,204
Red 5, Ltd. (A)(B)	287,711	54,539
Red River Resources, Ltd. (A)(B)	130,095	12,769
Regis Healthcare, Ltd.	64,599	130,193
Regis Resources, Ltd.	207,780	668,293
Resolute Mining, Ltd. (A)	413,406	323,372
Rhipe, Ltd.	41,656	62,815
Ridley Corp., Ltd.	92,822	68,166
RPMGlobal Holdings, Ltd. (A)	25,725	14,526
RXP Services, Ltd.	37,930	12,562
Salmat, Ltd.	15,825	7,298
Sandfire Resources NL	76,326	288,569
Saracen Mineral Holdings, Ltd. (A)	425,264	886,261
SeaLink Travel Group, Ltd.	29,960	103,426
Select Harvests, Ltd.	41,734	218,510
Senetas Corp., Ltd.	199,918	9,471
Senex Energy, Ltd. (A)(B)	645,507	148,346
Servcorp, Ltd.	13,949	41,735
Service Stream, Ltd.	156,286	261,365
Seven West Media, Ltd. (A)	295,377	73,958
SG Fleet Group, Ltd.	34,699	63,122
Sheffield Resources, Ltd. (A)	30,777	7,403
Shine Corporate, Ltd.	13,336	8,439
Sigma Healthcare, Ltd.	413,072	193,548
Silver Lake Resources, Ltd. (A)(B)	339,550	254,953
Siv Capital, Ltd. (A)	8,737	3,725
SmartGroup Corp., Ltd.	30,300	185,627
Southern Cross Electrical Engineering, Ltd.	17,582	6,659
Southern Cross Media Group, Ltd.	250,649	162,758
Spark Infrastructure Group	609,514	894,869
SpeedCast International, Ltd. (B)	103,025	56,518
SRG Global, Ltd.	83,829	21,259
St. Barbara, Ltd.	262,614	465,805
Stanmore Coal, Ltd.	10,323	6,810
Steadfast Group, Ltd.	347,317	839,858
Strike Energy, Ltd. (A)	54,422	6,262
Sunland Group, Ltd.	30,172	32,598
Super Retail Group, Ltd.	64,951	440,440
Superloop, Ltd. (A)	80,772	52,726
Syrah Resources, Ltd. (A)(B)	103,821	24,611
Tassal Group, Ltd.	107,851	316,705
Technology One, Ltd.	104,325	649,004
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
The Citadel Group, Ltd.	11,255	$32,003
The Reject Shop, Ltd.	7,826	10,755
The Star Entertainment Group, Ltd.	13,995	45,149
Thorn Group, Ltd. (A)	45,862	7,290
Tiger Resources, Ltd. (A)(C)	420,741	10,473
Troy Resources, Ltd. (A)(C)	137,215	10,209
Village Roadshow, Ltd.	47,287	103,316
Virgin Australia Holdings, Ltd. (A)	305,078	31,981
Virgin Australia Holdings, Ltd. (A)(C)	252,517	854
Virtus Health, Ltd.	32,868	91,410
Vita Group, Ltd.	63,529	45,731
Vocus Group, Ltd. (A)	259,001	554,418
Webjet, Ltd. (B)	46,612	396,107
Webster, Ltd.	16,290	21,647
Western Areas, Ltd.	149,173	280,235
Westgold Resources, Ltd. (A)	152,153	206,055
Whitehaven Coal, Ltd.	169,391	360,783
WPP AUNZ, Ltd.	101,689	35,367
Austria 1.6%		13,149,016
Agrana Beteiligungs AG	8,678	175,196
ams AG (A)	22,285	1,075,060
ANDRITZ AG	31,373	1,222,963
AT&S Austria Technologie & Systemtechnik AG	9,986	202,387
CA Immobilien Anlagen AG	29,399	1,204,950
DO & CO AG	3,629	325,939
EVN AG	15,415	279,892
FACC AG (B)	6,411	86,629
Flughafen Wien AG	2,437	100,924
IMMOFINANZ AG (A)	41,045	1,110,058
Kapsch TrafficCom AG	2,742	86,451
Lenzing AG (B)	5,945	578,222
Mayr Melnhof Karton AG	2,785	369,373
Oesterreichische Post AG	15,041	545,973
Palfinger AG	5,414	167,631
POLYTEC Holding AG (B)	4,411	44,821
Porr AG (B)	3,596	66,357
Rhi Magnesita NV	5,856	289,630
Rhi Magnesita NV (London Stock Exchange)	4,273	209,942
Rosenbauer International AG	1,314	57,875
S IMMO AG	29,217	733,424
S&T AG (B)	20,124	461,228
Schoeller-Bleckmann Oilfield Equipment AG	5,378	299,933
Semperit AG Holding (A)	3,480	42,163
Strabag SE	6,784	234,572
Telekom Austria AG (A)	69,058	555,075
UBM Development AG	1,455	73,740
UNIQA Insurance Group AG	60,485	602,134
Vienna Insurance Group AG	18,069	499,429
voestalpine AG (B)	15,535	411,080
Wienerberger AG	33,730	925,101
Zumtobel Group AG (A)	13,940	110,864
Belgium 1.8%		15,041,165
Ackermans & van Haaren NV	9,807	1,474,646
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
AGFA-Gevaert NV (A)	78,536	$402,146
Akka Technologies	4,555	280,013
Atenor	1,885	157,410
Banque Nationale de Belgique	55	146,599
Barco NV	3,836	884,912
Bekaert SA (B)	19,516	512,756
Biocartis NV (A)(B)(D)	13,216	88,834
bpost SA	33,248	392,987
Celyad SA (A)	1,226	15,127
Cie d'Entreprises CFE (B)	2,943	274,934
Deceuninck NV (B)	27,625	55,690
D'ieteren SA	11,456	738,314
Econocom Group SA (B)	37,385	96,906
Elia System Operator SA	12,125	1,001,875
Euronav NV	69,674	758,742
EVS Broadcast Equipment SA	6,476	145,423
Exmar NV (A)(B)	13,915	82,583
Fagron	19,779	403,777
Galapagos NV (A)	12,814	2,516,422
Gimv NV	8,106	494,734
Immobel SA	1,203	88,817
Ion Beam Applications (A)(B)	4,559	69,359
Jensen-Group NV	1,485	52,846
Kinepolis Group NV	6,457	433,805
Lotus Bakeries NV	94	270,300
MDxHealth (A)	13,603	15,134
Melexis NV (B)	7,834	571,147
Nyrstar NV (A)	19,891	4,142
Ontex Group NV	28,363	539,629
Orange Belgium SA	15,216	337,713
Oxurion NV (A)(B)	15,093	45,439
Picanol	683	49,020
Recticel SA	16,816	147,667
Resilux	305	47,384
Roularta Media Group NV	668	10,967
Sioen Industries NV (B)	2,343	55,075
Sipef NV (B)	2,705	138,995
Telenet Group Holding NV	12,331	556,332
TER Beke SA	176	20,362
Tessenderlo Group SA (A)	14,956	521,544
Van de Velde NV	2,367	66,716
Viohalco SA (A)	18,237	73,942
Bermuda 0.0%		177,682
Hiscox, Ltd.	10,083	177,682
Canada 8.7%		73,541,037
5N Plus, Inc. (A)(B)	38,389	60,692
Absolute Software Corp.	20,802	131,549
Acadian Timber Corp.	3,534	44,325
Advantage Oil & Gas, Ltd. (A)	82,428	152,656
Aecon Group, Inc.	33,703	466,103
Africa Oil Corp. (A)(B)	10,700	9,828
Ag Growth International, Inc. (B)	8,825	303,689
AGF Management, Ltd., Class B (B)	35,942	166,681
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Aimia, Inc. (A)	78,062	$230,372
AirBoss of America Corp.	4,809	29,144
AKITA Drilling, Ltd., Class A	1,766	1,197
Alamos Gold, Inc., Class A	196,904	1,116,229
Alaris Royalty Corp. (B)	24,497	405,732
Alcanna, Inc. (A)(B)	10,576	34,396
Alexco Resource Corp. (A)(B)	35,137	61,899
Algoma Central Corp.	4,052	41,182
Alio Gold, Inc. (A)	9,897	5,961
Altius Minerals Corp. (B)	14,000	116,359
Altus Group, Ltd.	11,003	306,987
Americas Gold & Silver Corp. (A)(B)	8,321	22,301
Amerigo Resources, Ltd. (A)(B)	49,100	18,852
Andrew Peller, Ltd., Class A	13,393	123,918
ARC Resources, Ltd.	114,450	578,152
Aritzia, Inc. (A)	32,100	454,083
Asanko Gold, Inc. (A)	31,531	27,299
Athabasca Oil Corp. (A)	150,957	43,186
ATS Automation Tooling Systems, Inc. (A)	33,691	499,417
AutoCanada, Inc. (B)	8,443	86,636
B2Gold Corp.	320,231	1,176,487
Badger Daylighting, Ltd. (B)	11,768	321,598
Barrick Gold Corp.	12,814	215,275
Baytex Energy Corp. (A)	232,629	252,191
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	131,372	216,596
Bird Construction, Inc.	10,185	51,450
Black Diamond Group, Ltd. (A)(B)	17,717	23,875
BlackBerry, Ltd. (A)	108,598	605,003
BMTC Group, Inc.	4,096	33,242
Bombardier, Inc., Class B (A)	70,687	105,900
Bonavista Energy Corp.	160,337	57,940
Bonterra Energy Corp.	10,135	24,111
Boralex, Inc., Class A (B)	31,567	586,044
Bridgemarq Real Estate Services	2,800	31,324
BRP, Inc.	10,302	511,881
Calfrac Well Services, Ltd. (A)(B)	36,548	23,938
Calian Group, Ltd.	2,739	81,450
Canaccord Genuity Group, Inc. (B)	22,630	84,162
Canacol Energy, Ltd. (A)	37,069	123,070
Canadian Western Bank	41,557	1,109,709
Canfor Corp. (A)	18,680	222,900
Canfor Pulp Products, Inc. (B)	11,968	75,144
CanWel Building Materials Group, Ltd. (B)	27,055	112,025
Capital Power Corp.	41,767	1,047,084
Capstone Mining Corp. (A)	183,433	80,096
Cardinal Energy, Ltd. (B)	41,663	63,359
Cargojet, Inc.	900	67,119
Cascades, Inc. (B)	27,305	257,982
Celestica, Inc. (A)	48,994	379,913
Centerra Gold, Inc. (A)	110,616	945,187
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	10,597
Cervus Equipment Corp.	3,597	21,664
CES Energy Solutions Corp.	112,004	159,367
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Chesswood Group, Ltd. (B)	5,000	$40,616
China Gold International Resources Corp., Ltd. (A)(B)	90,882	68,420
Cineplex, Inc. (B)	28,905	552,074
Clearwater Seafoods, Inc. (B)	7,000	29,353
Cogeco Communications, Inc.	4,804	417,036
Cogeco, Inc.	2,492	193,949
Colliers International Group, Inc.	9,666	698,953
Colliers International Group, Inc. (New York Stock Exchange)	4,844	349,785
Computer Modelling Group, Ltd.	30,133	190,784
Continental Gold, Inc. (A)	79,176	283,133
Copper Mountain Mining Corp. (A)	78,268	33,586
Corby Spirit and Wine, Ltd.	5,444	64,428
Corridor Resources, Inc. (A)	11,000	6,294
Corus Entertainment, Inc., B Shares	74,231	320,496
Crescent Point Energy Corp.	149,175	522,219
Crew Energy, Inc. (A)	57,594	18,644
CRH Medical Corp. (A)	30,192	93,647
Delphi Energy Corp. (A)	5,091	2,645
Denison Mines Corp. (A)	171,019	73,388
Detour Gold Corp. (A)	89,509	1,633,103
DHX Media, Ltd. (A)(B)	59,897	75,305
DIRTT Environmental Solutions (A)	18,708	62,252
Dorel Industries, Inc., Class B	8,944	39,660
DREAM Unlimited Corp., Class A	28,038	244,644
Dundee Precious Metals, Inc. (A)	80,170	300,570
Dynacor Gold Mines, Inc.	9,900	12,521
Echelon Financial Holdings, Inc.	2,400	10,805
ECN Capital Corp.	106,129	355,548
EcoSynthetix, Inc. (A)(B)	3,185	6,642
E-L Financial Corp., Ltd.	274	162,548
Eldorado Gold Corp. (A)	100,319	785,453
Element Fleet Management Corp.	151,633	1,308,224
Endeavour Silver Corp. (A)	21,684	46,852
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	3,024
Enerflex, Ltd.	41,952	378,367
Enerplus Corp.	91,948	569,700
Enghouse Systems, Ltd.	16,491	514,979
Ensign Energy Services, Inc.	50,538	88,460
Entertainment One, Ltd.	134,937	969,607
Equitable Group, Inc.	4,656	391,640
ERO Copper Corp. (A)	8,256	129,344
Essential Energy Services, Ltd. (A)	57,270	12,072
Evertz Technologies, Ltd.	13,117	175,183
Excellon Resources, Inc. (A)	17,200	10,877
Exchange Income Corp. (B)	2,691	89,747
Exco Technologies, Ltd.	11,690	74,806
EXFO, Inc. (A)	8	37
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	5,133
Extendicare, Inc.	36,695	233,988
Fiera Capital Corp.	27,567	232,025
Finning International, Inc.	28,025	509,104
Firm Capital Mortgage Investment Corp.	7,600	83,478
First Majestic Silver Corp. (A)(B)	60,181	647,887
First Mining Gold Corp. (A)	127,000	21,034
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
First National Financial Corp.	4,398	$138,764
FirstService Corp.	1,443	138,336
FirstService Corp. (Toronto Stock Exchange)	1,094	104,904
Fission Uranium Corp. (A)	139,747	28,406
Fortuna Silver Mines, Inc. (A)	87,207	286,904
Freehold Royalties, Ltd. (B)	45,909	231,913
Gamehost, Inc.	6,100	37,473
GDI Integrated Facility Services, Inc. (A)	2,500	66,532
Gear Energy, Ltd. (A)	60,000	18,972
Genesis Land Development Corp. (A)	1,561	2,938
Genworth MI Canada, Inc. (B)	17,945	754,114
Gibson Energy, Inc.	58,759	1,102,367
Glacier Media, Inc. (A)	8,800	4,041
GMP Capital, Inc.	29,908	45,032
goeasy, Ltd. (B)	3,130	163,864
Golden Star Resources, Ltd. (A)	20,650	68,248
Golden Star Resources, Ltd. (New York Stock Exchange) (A)(B)	2,760	9,136
GoldMining, Inc. (A)(B)	17,500	14,887
GoldMoney, Inc.	18,000	25,137
Gran Tierra Energy, Inc. (A)	159,029	161,627
Great Canadian Gaming Corp. (A)	25,690	818,490
Guardian Capital Group, Ltd., Class A	4,600	96,100
Guyana Goldfields, Inc. (A)	57,265	25,867
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Heroux-Devtek, Inc. (A)	16,243	222,924
High Arctic Energy Services, Inc.	12,900	18,744
High Liner Foods, Inc.	6,893	48,728
Home Capital Group, Inc. (A)	27,960	732,521
Horizon North Logistics, Inc. (B)	82,170	64,954
Hudbay Minerals, Inc.	133,382	436,808
IAMGOLD Corp. (A)	238,998	863,653
IBI Group, Inc. (A)	7,200	30,463
Imperial Metals Corp. (A)	20,280	25,497
Indigo Books & Music, Inc. (A)	2,900	10,458
Information Services Corp.	3,300	39,005
Innergex Renewable Energy, Inc.	42,327	546,175
Interfor Corp. (A)	29,229	345,916
International Petroleum Corp. (A)	23,520	102,700
International Tower Hill Mines, Ltd. (A)	4,097	2,005
Intertape Polymer Group, Inc. (B)	28,229	343,219
IPL Plastics, Inc. (A)	13,952	84,344
Ivanhoe Mines, Ltd., Class A (A)	237,095	622,948
Jamieson Wellness, Inc.	13,163	257,651
Just Energy Group, Inc.	44,930	122,109
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	96,158
Kelt Exploration, Ltd. (A)	60,355	177,207
Kinaxis, Inc. (A)	6,391	508,663
Kinder Morgan Canada, Ltd. (D)	14,157	151,557
Knight Therapeutics, Inc. (A)	61,273	359,805
KP Tissue, Inc.	5,100	37,051
Labrador Iron Ore Royalty Corp.	29,200	555,950
Largo Resources, Ltd. (A)	36,500	27,204
Lassonde Industries, Inc., Class A	1,000	118,625
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Laurentian Bank of Canada (B)	24,224	$838,165
Leagold Mining Corp. (A)	25,100	40,816
Leon's Furniture, Ltd.	13,541	163,821
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp. (B)	22,904	766,628
Lucara Diamond Corp.	124,430	76,814
Lundin Gold, Inc. (A)	14,300	82,465
Magellan Aerospace Corp.	8,083	95,964
Mainstreet Equity Corp. (A)	2,022	109,389
Major Drilling Group International, Inc. (A)	38,938	154,779
Manitok Energy, Inc. (A)(C)	0	0
Maple Leaf Foods, Inc.	28,911	531,729
Marathon Gold Corp. (A)	15,600	17,499
Martinrea International, Inc.	46,611	434,774
Maxim Power Corp. (A)	6,300	7,636
Medical Facilities Corp. (B)	15,230	54,462
MEG Energy Corp. (A)	125,078	517,902
Melcor Developments, Ltd.	4,800	44,014
Methanex Corp.	7,500	280,170
Morguard Corp.	1,478	223,653
Morneau Shepell, Inc. (B)	25,570	631,598
Mountain Province Diamonds, Inc. (A)	10,600	9,018
MTY Food Group, Inc.	9,015	377,893
Mullen Group, Ltd. (B)	55,250	341,907
New Gold, Inc. (A)	288,778	243,493
NFI Group, Inc.	16,830	341,972
Norbord, Inc. (B)	15,046	425,225
North American Construction Group, Ltd.	10,635	116,574
NuVista Energy, Ltd. (A)	69,005	127,277
Obsidian Energy, Ltd. (A)(B)	23,831	11,303
Orbite Technologies, Inc. (A)	105,500	422
Orla Mining, Ltd. (A)	24,200	30,790
Osisko Gold Royalties, Ltd.	43,977	385,705
Osisko Mining, Inc. (A)	12,500	27,102
Painted Pony Energy, Ltd. (A)(B)	41,196	19,539
Pan American Silver Corp.	85,618	1,647,516
Papiers Fraser, Inc. (A)(C)	4,800	0
Paramount Resources, Ltd., Class A (A)(B)	25,426	116,573
Parex Resources, Inc. (A)	65,404	965,574
Park Lawn Corp.	10,627	243,294
Pason Systems, Inc.	32,337	313,316
Pengrowth Energy Corp. (A)	148,974	6,168
Peyto Exploration & Development Corp. (B)	68,868	145,171
Photon Control, Inc. (A)	33,806	27,741
PHX Energy Services Corp. (A)	11,019	22,813
Pinnacle Renewable Energy, Inc. (B)	6,600	41,439
Pivot Technology Solutions, Inc.	9,400	11,394
Pizza Pizza Royalty Corp.	16,878	120,711
Points International, Ltd. (A)	4,210	55,878
Polaris Infrastructure, Inc.	9,000	80,155
Pollard Banknote, Ltd.	2,700	42,158
PolyMet Mining Corp. (A)(B)	20,250	6,098
PrairieSky Royalty, Ltd. (B)	31,169	322,179
Precision Drilling Corp. (A)	131,081	139,143
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Premier Gold Mines, Ltd. (A)	92,145	$139,782
Premium Brands Holdings Corp.	12,807	844,608
Pretium Resources, Inc. (A)	73,600	717,549
Pulse Seismic, Inc. (A)	10,151	15,896
Quarterhill, Inc.	46,498	63,360
Questerre Energy Corp., Class A (A)	41,900	5,047
Real Matters, Inc. (A)	14,600	149,264
Recipe Unlimited Corp.	7,491	113,129
Reitmans Canada, Ltd., Class A	15,656	21,805
Richelieu Hardware, Ltd. (B)	24,654	492,412
Rocky Mountain Dealerships, Inc.	6,328	30,490
Rogers Sugar, Inc. (B)	42,487	153,693
Roxgold, Inc. (A)	113,200	72,438
Russel Metals, Inc.	29,586	497,592
Sabina Gold & Silver Corp. (A)	44,568	55,697
Sandstorm Gold, Ltd. (A)	84,573	569,847
Savaria Corp. (B)	14,100	152,432
Seabridge Gold, Inc. (A)	2,300	29,904
Secure Energy Services, Inc.	71,004	227,183
SEMAFO, Inc. (A)	182,867	381,346
Seven Generations Energy, Ltd., Class A (A)	86,504	470,845
ShawCor, Ltd.	31,578	305,724
Sienna Senior Living, Inc. (B)	36,926	520,406
Sierra Metals, Inc. (A)(B)	4,000	5,481
Sierra Wireless, Inc. (A)	13,360	117,779
Sleep Country Canada Holdings, Inc. (D)	13,709	204,040
Spin Master Corp. (A)(D)	2,800	84,382
Sprott, Inc.	55,451	119,393
SSR Mining, Inc. (A)	53,597	838,474
Stantec, Inc.	42,493	1,129,905
Stelco Holdings, Inc. (B)	11,605	92,784
Stella-Jones, Inc.	23,706	679,966
STEP Energy Services, Ltd. (A)(D)	9,024	6,386
Storm Resources, Ltd. (A)	26,800	28,852
Stornoway Diamond Corp. (A)(C)	43,566	656
Strad, Inc. (A)	8,902	11,393
Stuart Olson, Inc.	14,900	16,265
SunOpta, Inc. (A)	22,645	65,806
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	6,090
Superior Plus Corp.	76,540	724,315
Supremex, Inc.	5,000	8,658
Surge Energy, Inc. (B)	91,176	67,955
Tamarack Valley Energy, Ltd. (A)	82,250	113,316
Taseko Mines, Ltd. (A)	84,702	34,434
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	2,198
TeraGo, Inc. (A)	2,000	13,220
Teranga Gold Corp. (A)	54,503	230,806
Tervita Corp. (A)	3,214	18,244
TFI International, Inc.	37,878	1,249,007
The Descartes Systems Group, Inc. (A)	6,386	273,411
The Intertain Group, Ltd. (A)	3,000	0
The North West Company, Inc.	20,730	441,193
The Supreme Cannabis Company, Inc. (A)(B)	41,000	20,681
Tidewater Midstream and Infrastructure, Ltd.	113,465	88,838
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Timbercreek Financial Corp.	32,686	$243,367
TMAC Resources, Inc. (A)	2,100	5,533
TMX Group, Ltd.	1,324	106,514
TORC Oil & Gas, Ltd.	71,817	198,425
Torex Gold Resources, Inc. (A)	38,120	572,245
Total Energy Services, Inc.	19,706	82,930
Tourmaline Oil Corp.	51,100	476,646
TransAlta Corp.	134,156	904,944
TransAlta Renewables, Inc. (B)	52,039	591,183
Transcontinental, Inc., Class A	26,283	288,889
TransGlobe Energy Corp.	27,604	31,380
Trevali Mining Corp. (A)	206,096	31,032
Trican Well Service, Ltd. (A)(B)	130,270	91,208
Tricon Capital Group, Inc.	62,087	525,143
Trisura Group, Ltd. (A)	1,900	57,788
Turquoise Hill Resources, Ltd. (A)	75,466	35,225
Uni-Select, Inc.	17,505	136,529
Vecima Networks, Inc.	1,797	14,016
Vermilion Energy, Inc. (B)	60,324	871,503
VersaBank	2,000	11,082
Wajax Corp.	6,547	73,144
Wesdome Gold Mines, Ltd. (A)	68,261	447,605
West Fraser Timber Company, Ltd.	2,800	122,177
Western Forest Products, Inc. (B)	212,926	193,963
WestJet Airlines, Ltd.	1,400	32,051
Westport Fuel Systems, Inc. (A)	2,300	5,612
Westshore Terminals Investment Corp.	20,465	334,022
Whitecap Resources, Inc. (B)	166,343	515,948
Winpak, Ltd.	12,336	434,541
Yamana Gold, Inc.	400,291	1,434,454
Yangarra Resources, Ltd. (A)	22,853	19,785
Yellow Pages, Ltd. (A)(B)	4,514	31,401
Zenith Capital Corp. (A)(C)	5,300	878
China 0.1%		1,162,265
Bund Center Investment, Ltd.	55,500	21,281
China New Higher Education Group, Ltd. (D)	70,000	23,404
FIH Mobile, Ltd. (A)(B)	1,654,000	276,747
Goodbaby International Holdings, Ltd. (A)	335,000	64,253
Huan Yue Interactive Holdings, Ltd. (A)	176,000	11,466
Leyou Technologies Holdings, Ltd. (A)(B)	370,000	118,184
TK Group Holdings, Ltd.	74,000	34,015
Yangzijiang Shipbuilding Holdings, Ltd.	814,000	612,915
Colombia 0.0%		83,575
Frontera Energy Corp.	11,835	83,575
Denmark 1.9%		16,187,180
Agat Ejendomme A/S (A)	17,289	8,923
ALK-Abello A/S (A)	2,637	647,832
Alm Brand A/S	33,758	277,523
Ambu A/S, Class B	60,211	1,040,593
Bang & Olufsen A/S (A)(B)	13,814	79,444
Bavarian Nordic A/S (A)(B)	7,896	199,570
Brodrene Hartmann A/S	809	33,403
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Denmark (continued)
Columbus A/S	26,124	$35,518
D/S Norden A/S	13,049	198,579
Dfds A/S	12,308	519,439
FLSmidth & Company A/S	16,421	603,185
Fluegger Group A/S	225	9,688
H+H International A/S, Class B (A)	8,946	142,472
Harboes Bryggeri A/S, Class B (A)	1,452	12,975
ISS A/S	12,617	289,589
Jeudan A/S	602	102,531
Jyske Bank A/S (A)	20,977	695,991
Matas A/S	22,179	163,854
Nilfisk Holding A/S (A)	10,698	221,486
NKT A/S (A)	8,273	173,964
NNIT A/S (D)	4,165	61,418
North Media AS	1,803	10,236
Pandora A/S	41,287	1,662,086
Parken Sport & Entertainment A/S	1,870	27,575
Per Aarsleff Holding A/S	10,021	313,274
Ringkjoebing Landbobank A/S	11,315	819,244
Rockwool International A/S, A Shares	297	63,942
Rockwool International A/S, B Shares	3,115	695,902
Royal Unibrew A/S	20,176	1,816,047
RTX A/S	3,741	93,781
Scandinavian Tobacco Group A/S (D)	35,578	411,315
Schouw & Company A/S	5,945	453,670
SimCorp A/S	17,509	1,874,457
Solar A/S, B Shares	2,343	94,322
Spar Nord Bank A/S	52,440	469,385
Sydbank A/S (B)	21,448	403,883
The Drilling Company of 1972 A/S (A)	1,938	117,341
Tivoli A/S	691	69,900
Topdanmark A/S	16,987	785,042
United International Enterprises	535	104,137
Veloxis Pharmaceuticals A/S (A)(B)	71,640	63,385
Vestjysk Bank A/S (A)	144,692	70,197
Zealand Pharma A/S (A)(B)	8,130	250,082
Faeroe Islands 0.0%		15,248
BankNordik P/F	953	15,248
Finland 2.2%		18,931,628
Adapteo OYJ (A)	17,291	207,643
Afarak Group OYJ (A)	6,433	3,537
Aktia Bank OYJ	22,366	216,117
Alma Media OYJ	11,325	98,325
Apetit OYJ	1,524	13,164
Asiakastieto Group OYJ (D)	4,679	151,566
Aspo OYJ	5,505	46,703
Atria OYJ	6,047	57,365
BasWare OYJ (A)	2,688	73,448
Bittium OYJ	10,462	70,660
Cargotec OYJ, B Shares	16,105	531,268
Caverion OYJ	33,497	262,777
Citycon OYJ	24,077	252,280
Cramo OYJ	17,291	254,523
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Finland (continued)
Digia OYJ	7,562	$32,327
Ferratum OYJ	2,783	30,647
Finnair OYJ	25,769	168,365
Fiskars OYJ ABP	13,792	181,136
F-Secure OYJ (A)	36,119	129,535
HKScan OYJ, A Shares (A)	11,127	32,243
Huhtamaki OYJ	40,899	1,795,733
Ilkka-Yhtyma OYJ	9,901	37,963
Kemira OYJ	39,782	621,532
Kesko OYJ, A Shares	4,516	279,635
Kesko OYJ, B Shares	26,014	1,755,266
Konecranes OYJ	24,880	792,226
Lassila & Tikanoja OYJ	11,200	181,400
Lehto Group OYJ	1,623	3,780
Metsa Board OYJ (B)	72,124	473,616
Metso OYJ	39,181	1,502,296
Nokian Renkaat OYJ	49,046	1,327,189
Olvi OYJ, A Shares	4,942	218,892
Oriola OYJ, A Shares	8,342	19,669
Oriola OYJ, B Shares	49,342	113,894
Orion OYJ, Class A	8,076	350,140
Orion OYJ, Class B	42,444	1,847,201
Outokumpu OYJ (B)	108,692	311,486
Outotec OYJ (A)	57,501	339,579
Pihlajalinna OYJ	643	10,783
Ponsse OYJ	4,062	123,076
QT Group OYJ (A)(B)	2,996	58,592
Raisio OYJ, V Shares	60,748	232,588
Rapala VMC OYJ	5,592	17,991
Raute OYJ, A Shares	728	19,331
Revenio Group OYJ	5,128	143,228
Sanoma OYJ	27,196	280,167
SRV Group OYJ (A)	8,532	13,584
Stockmann OYJ ABP, A Shares (A)	1,949	5,154
Stockmann OYJ ABP, B Shares (A)	10,220	23,253
Teleste OYJ	3,860	25,007
Tieto OYJ	17,430	500,848
Tikkurila OYJ	14,249	215,083
Tokmanni Group Corp.	21,252	283,794
Uponor OYJ	24,512	314,634
Vaisala OYJ, A Shares	6,527	206,034
Valmet OYJ	53,794	1,204,365
YIT OYJ	70,357	468,990
France 4.1%		34,602,300
ABC arbitrage (B)	9,943	73,070
Actia Group	2,573	11,187
Air France-KLM (A)	79,787	938,457
AKWEL	3,689	83,331
Albioma SA	11,683	294,175
Altamir	5,040	92,844
Alten SA	5,881	679,206
Altran Technologies SA	93,282	1,456,579
Amplitude Surgical SAS (A)	7,915	14,312
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Assystem SA	3,342	$115,428
Aubay	2,888	105,815
Axway Software SA	2,311	30,308
Bastide le Confort Medical	1,540	64,548
Beneteau SA (B)	17,098	202,551
Bigben Interactive (B)	7,638	127,112
Boiron SA	2,468	92,450
Bonduelle SCA	7,695	201,772
Bourbon Corp. (London Stock Exchange) (A)(C)	1,464	5,928
Burelle SA	85	74,750
Casino Guichard Perrachon SA (B)	5,970	262,755
Catering International Services	1,089	13,618
Cegedim SA (A)	1,780	56,851
CGG SA (A)	246,907	645,741
Chargeurs SA (B)	8,233	142,580
Cie des Alpes	6,231	201,529
Cie Plastic Omnium SA	20,563	558,028
Coface SA	49,209	543,748
Derichebourg SA (B)	51,800	178,328
Devoteam SA (B)	2,360	230,256
Electricite de Strasbourg SA	351	43,682
Elior Group SA (D)	41,524	531,539
Elis SA	60,129	1,199,771
Eramet (B)	2,724	121,738
Erytech Pharma SA (A)(B)	6,297	28,936
Esso SA Francaise (A)	871	20,987
Etablissements Maurel et Prom SA	16,287	46,089
Europcar Mobility Group (B)(D)	52,342	239,180
Eutelsat Communications SA (B)	75,101	1,232,023
Exel Industries SA, A Shares	444	20,399
Faurecia SE	1,315	69,707
Fleury Michon SA	344	10,877
Fnac Darty SA (A)	7,145	401,445
Gaumont SA	489	69,453
Gaztransport Et Technigaz SA	7,833	691,991
GEA	126	15,825
GL Events	4,616	120,753
Groupe Crit	1,323	99,114
Groupe Gorge	1,279	22,425
Groupe Open	1,805	21,563
Guerbet	3,195	185,233
Haulotte Group SA	3,951	22,484
HERIGE SADCS	539	18,281
HEXAOM	1,083	39,980
ID Logistics Group (A)	981	209,679
Iliad SA (B)	6,225	792,406
Imerys SA	12,100	480,020
Ingenico Group SA	23,884	2,549,146
IPSOS	17,414	556,401
Jacquet Metal Service SA	5,053	82,145
JCDecaux SA	11,681	334,644
Kaufman & Broad SA	8,262	333,701
Korian SA	22,659	996,570
Lagardere SCA	41,465	905,831
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Latecoere SACA (A)	39,852	$169,063
Laurent-Perrier	1,118	103,448
Le Belier	808	26,346
Lectra	11,512	277,922
Linedata Services	1,809	51,224
LISI	8,173	289,069
LNA Sante SA	2,246	121,159
Maisons du Monde SA (B)(D)	20,412	295,787
Manitou BF SA (B)	5,572	118,818
Manutan International	906	60,881
Mersen SA	7,790	258,198
METabolic EXplorer SA (A)	8,100	10,460
Metropole Television SA	10,149	176,230
Nexans SA	14,240	563,443
Nexity SA	18,168	915,714
Nicox (A)(B)	6,072	26,301
NRJ Group	6,595	43,449
Oeneo SA	5,761	71,231
Onxeo SA (A)	11,077	6,617
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	1,243
Pierre & Vacances SA (A)	1,671	30,360
Plastivaloire (B)	1,440	11,106
PSB Industries SA	506	10,603
Quadient	18,336	387,352
Rallye SA (B)	7,709	56,476
Recylex SA (A)(B)	4,454	15,103
Rexel SA	142,375	1,738,074
Robertet SA (B)	238	264,798
Rothschild & Company	11,722	322,193
Rubis SCA	33,982	1,935,835
Samse SA	285	51,816
Savencia SA	1,977	130,223
Seche Environnement SA	2,029	76,448
Societe BIC SA (B)	10,283	708,087
Societe Marseillaise du Tunnel Prado-Carenage SA	219	5,067
Societe pour l'Informatique Industrielle	2,435	69,214
SOITEC (A)	7,360	778,573
Solocal Group (A)(B)	280,018	177,814
Somfy SA	2,444	228,334
Sopra Steria Group	5,038	762,120
SPIE SA	47,755	968,223
Stef SA	1,253	123,142
Synergie SA	3,330	97,763
Tarkett SA	14,189	207,989
Technicolor SA (A)	88,478	72,067
Television Francaise 1	20,913	169,002
Thermador Groupe	2,187	129,138
Trigano SA (B)	3,138	331,949
Union Financiere de France BQE SA	1,451	30,938
Vallourec SA (A)(B)	81,681	209,995
Valneva SE (A)	3,618	9,967
Vetoquinol SA	1,228	81,180
Vicat SA	8,427	357,520
VIEL & Cie SA	6,888	36,575
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Vilmorin & Cie SA	2,792	$153,832
Virbac SA (A)	1,000	244,087
Vranken-Pommery Monopole SA	923	21,459
Gabon 0.0%		48,291
Total Gabon	325	48,291
Georgia 0.1%		524,777
Bank of Georgia Group PLC	20,708	397,233
Georgia Capital PLC (A)	10,443	127,544
Germany 5.9%		49,788,102
1&1 Drillisch AG (B)	17,524	463,243
7C Solarparken AG	7,370	28,423
Aareal Bank AG	26,021	801,732
Adler Modemaerkte AG (A)	2,325	9,799
ADLER Real Estate AG (A)	18,846	245,304
ADO Properties SA (D)	11,749	457,890
ADVA Optical Networking SE (A)	21,806	195,500
AIXTRON SE (A)	37,810	357,046
All for One Group AG	784	41,347
Allgeier SE	2,876	90,700
Amadeus Fire AG	2,380	319,441
Atoss Software AG	695	108,789
Aurubis AG	17,607	832,390
Basler AG	1,070	58,292
Bauer AG	6,102	97,830
BayWa AG	7,530	233,318
Bechtle AG	11,362	1,491,385
Bertrandt AG	2,816	164,437
bet-at-home.com AG	1,430	75,363
Bijou Brigitte AG	1,450	73,397
Bilfinger SE	12,863	462,834
Borussia Dortmund GmbH & Company KGaA	24,608	227,300
CANCOM SE	12,248	724,625
CECONOMY AG (A)	77,015	369,856
CENIT AG	2,412	35,840
CENTROTEC Sustainable AG	983	17,969
Cewe Stiftung & Company KGAA	2,408	256,653
comdirect bank AG	10,187	138,708
CompuGroup Medical SE	9,443	645,526
CropEnergies AG	14,129	132,079
CTS Eventim AG & Company KGaA	22,260	1,357,389
Data Modul AG	635	35,952
DEAG Deutsche Entertainment AG (A)	1,659	8,242
Deutsche Beteiligungs AG	6,398	285,639
Deutsche EuroShop AG	21,051	608,182
Deutsche Pfandbriefbank AG (D)	70,447	1,059,472
Deutz AG	61,717	368,886
DIC Asset AG	21,568	360,123
DMG Mori AG	6,686	312,123
Dr. Hoenle AG	1,598	79,823
Draegerwerk AG & Company KGaA	1,433	62,905
Duerr AG	22,237	683,185
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,781	380,049
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Elmos Semiconductor AG	6,299	$198,730
ElringKlinger AG (A)	9,007	77,694
Energiekontor AG (B)	2,199	52,090
Evotec SE (A)	3,348	74,112
Fielmann AG	7,017	547,486
First Sensor AG	2,622	102,417
FORTEC Elektronik AG	601	13,094
Francotyp-Postalia Holding AG	2,607	9,941
Freenet AG	51,632	1,201,123
FUCHS PETROLUB SE	5,851	235,344
GEA Group AG	52,007	1,669,684
Gerresheimer AG	12,541	922,161
Gesco AG	3,651	74,529
GFT Technologies SE	5,329	67,082
GRENKE AG	638	59,504
H&R GmbH & Company KGaA (A)	8,359	48,635
Hamburger Hafen und Logistik AG	10,617	286,514
Hapag-Lloyd AG (D)	1,519	122,371
Hawesko Holding AG	27	1,041
Heidelberger Druckmaschinen AG (A)(B)	90,943	125,038
Hella GmbH & Company KGaA	13,544	730,297
HolidayCheck Group AG	12,523	34,702
Hornbach Baumarkt AG	3,479	72,821
Hornbach Holding AG & Company KGaA	5,469	320,456
HUGO BOSS AG	24,493	1,153,089
Hypoport AG (A)	46	14,771
Indus Holding AG	9,185	389,733
Isra Vision AG	3,594	153,420
IVU Traffic Technologies AG	7,116	82,581
Jenoptik AG	22,145	643,262
K+S AG (B)	88,187	995,021
Kloeckner & Company SE	27,626	175,110
Koenig & Bauer AG (B)	4,359	153,982
Krones AG (B)	6,768	468,787
KSB SE & Company KGaA	73	25,217
KWS Saat SE & Company KGaA	4,300	287,095
LANXESS AG	34,617	2,306,598
Leifheit AG	4,376	118,167
Leoni AG (A)(B)	12,042	154,578
LPKF Laser & Electronics AG (A)	6,979	127,788
Manz AG (A)	1,315	26,068
MasterFlex SE	414	2,103
Mediclin AG	8,179	48,133
Medigene AG (A)	4,102	24,876
METRO AG	19,775	318,666
MLP SE	32,818	170,571
Nemetschek SE	20,645	1,220,015
New Work SE	1,059	358,820
Nexus AG	6,676	247,600
Nordex SE (A)(B)	31,647	429,810
Norma Group SE	14,871	614,536
OHB SE	2,007	92,558
OSRAM Licht AG (B)	41,735	1,801,092
Paragon GmbH & Company KGaA	613	8,896
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
PATRIZIA AG	18,660	$377,303
Pfeiffer Vacuum Technology AG	3,079	530,604
PNE AG	27,801	123,552
Progress-Werk Oberkirch AG	386	10,871
ProSiebenSat.1 Media SE	88,466	1,325,148
PSI Software AG (B)	4,102	93,112
QSC AG (B)	45,774	60,047
R Stahl AG (A)	823	27,585
Rheinmetall AG	17,343	1,846,003
RHOEN-KLINIKUM AG	9,450	193,551
RIB Software SE	16,448	433,146
Rocket Internet SE (A)(D)	28,857	724,567
SAF-Holland SA	22,781	182,088
Salzgitter AG	11,171	220,483
Schaltbau Holding AG (A)	1,534	55,429
Scout24 AG (D)	18,397	1,139,349
Secunet Security Networks AG	439	62,705
SGL Carbon SE (A)(B)	17,099	82,123
Siltronic AG	7,643	631,076
Sixt Leasing SE	3,517	44,443
Sixt SE (B)	5,288	500,044
SMA Solar Technology AG (A)	5,354	182,996
SMT Scharf AG (A)	1,261	14,858
Softing AG	2,069	19,026
Software AG	18,193	613,295
STRATEC SE	1,791	134,574
Stroeer SE & Company KGaA (B)	11,287	882,237
Suedzucker AG	32,557	487,938
SUESS MicroTec SE (A)	7,921	101,076
Surteco Group SE	2,163	50,247
Syzygy AG	471	3,933
TAG Immobilien AG (A)	50,856	1,223,032
Takkt AG	17,528	225,839
Technotrans SE	2,893	59,423
Tele Columbus AG (A)(D)	36,372	116,485
TLG Immobilien AG	36,916	1,147,843
Traffic Systems SE	1,525	38,688
VERBIO Vereinigte BioEnergie AG	12,056	139,158
Vossloh AG	4,139	158,899
Wacker Chemie AG	5,508	378,889
Wacker Neuson SE	13,709	243,719
Washtec AG	4,438	258,514
Wuestenrot & Wuerttembergische AG	10,582	225,409
Gibraltar 0.0%		162,822
888 Holdings PLC	77,379	162,822
Greece 0.0%		37
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	37
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		25,155
GronlandsBANKEN A/S	313	25,155
Guernsey, Channel Islands 0.0%		66,432
Raven Property Group, Ltd. (A)	123,414	66,432
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong 2.1%		$17,653,490
Aeon Credit Service Asia Company, Ltd.	60,000	47,816
Aeon Stores Hong Kong Company, Ltd.	22,000	9,208
Agritrade Resources, Ltd. (B)	975,000	77,223
Allied Group, Ltd.	18,000	90,850
Allied Properties HK, Ltd.	546,000	104,585
APAC Resources, Ltd.	182,171	20,258
Applied Development Holdings, Ltd. (A)	555,000	12,786
APT Satellite Holdings, Ltd.	118,500	44,500
Asia Financial Holdings, Ltd.	94,000	48,027
Asia Standard International Group, Ltd.	236,000	37,726
Asiasec Properties, Ltd.	103,000	17,772
ASM Pacific Technology, Ltd.	3,000	39,161
Associated International Hotels, Ltd.	26,000	66,123
Auto Italia Holdings (A)	950,000	22,367
Best Food Holding Company, Ltd. (A)	62,000	8,809
BOCOM International Holdings Company, Ltd.	209,000	30,710
BOE Varitronix, Ltd.	257,000	71,632
Boill Healthcare Holdings, Ltd. (A)	1,480,000	12,266
Bonjour Holdings, Ltd. (A)	635,000	7,799
Bright Smart Securities & Commodities Group, Ltd.	220,000	36,214
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,031
Brockman Mining, Ltd. (A)	271,430	5,090
Build King Holdings, Ltd.	150,000	16,897
Burwill Holdings, Ltd. (A)(C)	1,216,000	11,029
Cafe de Coral Holdings, Ltd.	138,000	345,762
Camsing International Holding, Ltd. (A)(C)	124,000	18,375
Century City International Holdings, Ltd.	452,000	32,338
CGN Mining Company, Ltd.	535,000	19,479
Chen Hsong Holdings	40,000	12,058
Chevalier International Holdings, Ltd.	45,524	65,493
China Baoli Technologies Holdings, Ltd. (A)(C)	517,500	5,236
China Best Group Holding, Ltd. (A)	700,000	17,677
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	21,543
China Energy Development Holdings, Ltd. (A)	2,266,000	47,971
China Flavors & Fragrances Company, Ltd.	96,000	18,387
China Motor Bus Company, Ltd.	800	12,273
China Shandong Hi-Speed Financial Group, Ltd. (A)	72,000	2,121
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd.	908,000	133,472
China Strategic Holdings, Ltd. (A)	4,597,500	22,906
China Tonghai International Financial, Ltd. (A)	80,000	4,243
China Touyun Tech Group, Ltd. (A)	155,000	4,679
Chinese Estates Holdings, Ltd. (B)	172,000	134,031
Chinlink International Holdings, Ltd. (A)	105,000	11,258
Chinney Investments, Ltd.	36,000	11,001
Chong Hing Bank, Ltd.	57,000	96,401
Chow Sang Sang Holdings International, Ltd.	155,000	178,670
Chuang's China Investments, Ltd.	210,000	11,816
Chuang's Consortium International, Ltd.	340,021	64,289
CITIC Telecom International Holdings, Ltd.	608,000	220,612
CK Life Sciences International Holdings, Inc.	724,000	64,742
CNQC International Holdings, Ltd.	85,000	13,261
Convenience Retail Asia, Ltd.	68,000	31,787
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,094
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Cosmopolitan International Holdings, Ltd. (A)	320,000	$45,733
Cowell e Holdings, Inc.	112,000	16,749
Crocodile Garments	106,000	7,318
CSI Properties, Ltd.	1,976,333	70,681
CST Group, Ltd. (A)	8,135,040	24,922
Dah Sing Banking Group, Ltd.	150,448	191,600
Dah Sing Financial Holdings, Ltd.	60,344	219,690
Dickson Concepts International, Ltd.	63,500	30,427
Dingyi Group Investment, Ltd. (A)(B)	535,000	14,537
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	36,000	51,468
Eagle Nice International Holdings, Ltd.	46,000	17,327
EcoGreen International Group, Ltd.	76,000	13,596
eForce Holdings, Ltd. (A)	488,000	8,150
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (B)	1,143,000	27,410
Emperor Entertainment Hotel, Ltd.	185,000	37,315
Emperor International Holdings, Ltd.	436,250	105,261
Emperor Watch & Jewellery, Ltd.	1,270,000	27,100
Energy International Investments Holdings, Ltd. (A)	700,000	9,034
ENM Holdings, Ltd. (A)	368,000	31,550
EPI Holdings, Ltd. (A)	555,000	5,593
Esprit Holdings, Ltd. (A)	851,650	168,621
Fairwood Holdings, Ltd.	30,500	82,217
Far East Consortium International, Ltd.	470,763	218,576
Far East Holdings International, Ltd. (A)	321,000	8,809
First Pacific Company, Ltd.	1,056,000	388,469
First Shanghai Investments, Ltd. (A)	192,000	9,076
Fountain SET Holdings, Ltd.	188,000	30,505
Freeman FinTech Corp., Ltd. (A)	260,000	3,423
Genting Hong Kong, Ltd. (A)	174,000	16,221
Get Nice Holdings, Ltd.	2,604,000	77,134
Giordano International, Ltd.	535,708	164,496
Global Brands Group Holding, Ltd.	166,600	12,975
Glorious Sun Enterprises, Ltd.	146,000	15,853
Glory Sun Land Group, Ltd. (A)	112,500	12,647
Gold Peak Industries Holdings, Ltd.	90,000	9,310
Golden Resources Development International, Ltd.	18,000	1,334
Gold-Finance Holdings, Ltd. (A)(C)	214,000	1,968
Good Resources Holdings, Ltd. (A)	270,000	2,612
GR Properties, Ltd. (A)	62,000	9,579
Great Eagle Holdings, Ltd.	66,000	221,405
Great Harvest Maeta Group Holdings, Ltd. (A)	115,000	20,860
Greater Bay Area Investments Group Holdings, Ltd. (A)	16,480,000	21,052
Greentech Technology International, Ltd. (A)	510,000	10,445
G-Resources Group, Ltd. (A)	10,684,800	73,673
Guangnan Holdings, Ltd.	108,000	10,765
Guotai Junan International Holdings, Ltd. (B)	1,449,600	231,324
Haitong International Securities Group, Ltd.	894,288	253,303
Hang Fung Gold Technology, Ltd. (A)(C)	310,000	0
Hang Lung Group, Ltd.	64,000	154,788
Hanison Construction Holdings, Ltd.	143,631	21,111
Hao Tian Development Group, Ltd. (A)	451,733	12,002
Harbour Centre Development, Ltd.	37,500	57,622
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
HKBN, Ltd.	140,000	$246,428
HKBridge Financial Holdings, Ltd. (A)	102,000	5,132
HKR International, Ltd.	361,840	151,516
Hon Kwok Land Investment Company, Ltd.	64,000	26,190
Hong Kong Ferry Holdings Company, Ltd.	46,000	41,130
Hong Kong Finance Investment Holding Group, Ltd. (A)	416,000	44,110
Hong Kong Television Network, Ltd. (A)(B)	22,000	8,551
Hong Kong Television Network, Ltd., ADR (A)	1,717	13,118
Hongkong Chinese, Ltd.	224,000	25,782
Hop Hing Group Holdings, Ltd.	920,000	12,583
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	32,907
Hung Hing Printing Group, Ltd.	76,216	10,126
Hutchison Port Holdings Trust	571,400	90,293
Hutchison Telecommunications Hong Kong Holdings, Ltd.	632,000	125,163
Hysan Development Company, Ltd.	104,000	391,981
I-CABLE Communications, Ltd. (A)	680,000	5,300
Imagi International Holdings, Ltd. (A)	117,281	15,277
International Housewares Retail Company, Ltd.	124,000	28,351
IPE Group, Ltd. (A)	220,000	22,503
IRC, Ltd. (A)	1,194,000	16,934
IT, Ltd.	174,808	42,462
ITC Properties Group, Ltd.	128,699	19,404
Jacobson Pharma Corp., Ltd.	176,000	28,997
Johnson Electric Holdings, Ltd. (B)	120,500	270,290
Kader Holdings Company, Ltd.	248,000	28,158
Kaisa Health Group Holdings, Ltd. (A)	540,000	15,852
Karrie International Holdings, Ltd.	130,000	19,600
Keck Seng Investments	19,000	10,987
Kerry Logistics Network, Ltd.	237,500	366,406
Kingmaker Footwear Holdings, Ltd.	54,000	6,620
Kingston Financial Group, Ltd.	174,000	22,475
Kowloon Development Company, Ltd.	117,000	139,507
Kwoon Chung Bus Holdings, Ltd.	20,000	7,663
Lai Sun Development Company, Ltd.	84,786	117,052
Lai Sun Garment International, Ltd.	31,000	39,607
Landing International Development, Ltd. (A)	523,200	51,481
Landsea Green Properties Company, Ltd. (A)	404,000	42,314
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	244,500	69,684
Lerthai Group, Ltd. (A)	18,000	10,350
Li & Fung, Ltd.	2,304,000	264,875
Lifestyle International Holdings, Ltd.	193,000	208,831
Lippo China Resources, Ltd.	1,028,000	22,200
Lippo, Ltd.	31,250	10,211
Liu Chong Hing Investment, Ltd.	76,000	104,014
Luk Fook Holdings International, Ltd. (B)	144,000	400,461
Lung Kee Bermuda Holdings, Ltd.	48,000	16,068
Magnificent Hotel Investment, Ltd.	438,000	9,308
Magnus Concordia Group, Ltd. (A)	440,000	6,353
Man Wah Holdings, Ltd.	619,600	447,270
Mandarin Oriental International, Ltd.	48,800	86,788
Mason Group Holdings, Ltd.	9,029,000	57,666
Maxnerva Technology Services, Ltd. (A)	66,000	3,542
Melco International Development, Ltd.	194,000	475,925
Midland Holdings, Ltd. (A)	162,090	23,825
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Ming Fai International Holdings, Ltd.	41,000	$4,085
Miramar Hotel & Investment	62,000	119,242
Modern Dental Group, Ltd.	135,000	25,532
Nameson Holdings, Ltd.	196,000	16,270
National Electronics Holdings	88,000	12,603
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,829
Neo-Neon Holdings, Ltd. (A)	134,000	9,578
NewOcean Energy Holdings, Ltd. (A)	336,000	48,526
Nimble Holdings Company, Ltd. (A)	120,000	9,191
NOVA Group Holdings, Ltd.	195,000	37,818
OP Financial, Ltd.	376,000	69,750
Oriental Press Group, Ltd.	96,000	6,744
Oriental Watch Holdings	190,000	50,074
Oshidori International Holdings, Ltd.	1,588,200	210,932
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,962,000	408,374
Pacific Textiles Holdings, Ltd.	329,000	245,098
Pak Fah Yeow International, Ltd.	20,000	6,644
Paliburg Holdings, Ltd.	101,380	32,605
Paradise Entertainment, Ltd.	176,000	19,341
PC Partner Group, Ltd. (A)	24,000	6,102
PCCW, Ltd.	74,000	44,621
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	208,000	99,141
Pico Far East Holdings, Ltd.	254,000	78,172
Playmates Holdings, Ltd.	640,000	89,917
Playmates Toys, Ltd. (A)	164,000	8,901
Plover Bay Technologies, Ltd.	88,000	11,923
Polytec Asset Holdings, Ltd.	611,700	74,968
PT International Development Company, Ltd. (A)	453,327	24,924
Public Financial Holdings, Ltd.	126,000	50,042
PYI Corp., Ltd. (A)	1,336,801	13,172
Rare Earth Magnesium Technology Group Holdings, Ltd.	620,000	22,185
Regal Hotels International Holdings, Ltd.	99,200	51,227
Regent Pacific Group, Ltd. (A)	450,000	7,242
Regina Miracle International Holdings, Ltd. (D)	67,000	43,267
Sa Sa International Holdings, Ltd. (B)	555,018	124,856
Samson Holding, Ltd. (A)	120,000	6,748
SAS Dragon Holdings, Ltd.	84,000	26,800
SEA Holdings, Ltd.	68,484	65,025
Shangri-La Asia, Ltd. (B)	26,000	26,971
Shenwan Hongyuan HK, Ltd.	120,000	16,409
Shun Ho Property Investments, Ltd.	7,227	2,157
Shun Tak Holdings, Ltd.	641,250	260,595
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	23,716
Sing Tao News Corp., Ltd.	58,000	10,739
Singamas Container Holdings, Ltd.	682,000	74,917
SITC International Holdings Company, Ltd.	429,000	478,654
Sitoy Group Holdings, Ltd.	135,000	20,178
SmarTone Telecommunications Holdings, Ltd.	141,089	110,145
SOCAM Development, Ltd. (A)	25,426	7,481
Solomon Systech International, Ltd. (A)	504,000	8,950
Soundwill Holdings, Ltd.	39,500	47,270
Stella International Holdings, Ltd.	195,500	322,025
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
Success Universe Group, Ltd. (A)	360,000	$9,712
Summit Ascent Holdings, Ltd. (A)	210,000	27,113
Sun Hung Kai & Company, Ltd.	193,318	84,670
SUNeVision Holdings, Ltd.	207,000	138,849
Synergy Group Holdings International, Ltd. (A)	104,000	5,315
TAI Cheung Holdings, Ltd.	115,000	91,826
Tai United Holdings, Ltd.	115,000	2,837
Tan Chong International, Ltd.	63,000	16,815
Tao Heung Holdings, Ltd.	95,000	15,309
Television Broadcasts, Ltd.	124,100	201,891
Texwinca Holdings, Ltd.	304,000	87,403
The Cross-Harbour Holdings, Ltd. (B)	117,833	180,679
The Hongkong & Shanghai Hotels, Ltd.	197,000	225,429
The United Laboratories International Holdings, Ltd. (B)	326,500	200,189
Theme International Holdings, Ltd. (A)	855,000	13,880
TOM Group, Ltd. (A)	718,000	117,406
Tradelink Electronic Commerce, Ltd.	186,000	27,340
Transport International Holdings, Ltd.	81,215	211,049
Trinity, Ltd. (A)	408,000	12,148
Tsui Wah Holdings, Ltd.	170,000	9,457
Union Medical Healthcare, Ltd.	59,000	40,645
Up Energy Development Group, Ltd. (A)(C)	898,000	1,480
Upbest Group, Ltd.	8,000	961
Value Convergence Holdings, Ltd. (A)	172,000	7,694
Valuetronics Holdings, Ltd.	125,150	68,639
Vanke Property Overseas, Ltd.	35,000	17,830
Vantage International Holdings, Ltd.	120,000	8,435
Vedan International Holdings, Ltd.	168,000	16,527
Victory City International Holdings, Ltd. (A)	67,470	3,060
Vitasoy International Holdings, Ltd.	54,000	207,576
VPower Group International Holdings, Ltd. (D)	111,000	35,876
VSTECS Holdings, Ltd.	324,400	166,210
VTech Holdings, Ltd.	58,600	553,534
Wai Kee Holdings, Ltd.	72,000	43,134
Wang On Group, Ltd.	1,780,000	19,099
We Solutions, Ltd. (A)	392,000	24,025
Win Hanverky Holdings, Ltd.	152,000	10,489
Winfull Group Holdings, Ltd.	1,368,000	12,928
Wing On Company International, Ltd. (B)	28,000	80,065
Wing Tai Properties, Ltd.	118,000	73,084
Wonderful Sky Financial Group Holdings, Ltd.	46,000	3,996
Xinyi Glass Holdings, Ltd.	230,000	270,269
YGM Trading, Ltd.	22,000	12,085
YT Realty Group, Ltd.	47,109	13,298
YTO Express Holdings, Ltd.	36,000	8,049
Yue Yuen Industrial Holdings, Ltd.	15,500	45,841
Zhaobangji Properties Holdings, Ltd. (A)	320,000	53,557
Ireland 0.5%		4,560,844
Bank of Ireland Group PLC	59,095	296,347
C&C Group PLC	110,907	559,799
Cairn Homes PLC	105,351	140,914
Datalex PLC (A)(C)	4,124	3,538
FBD Holdings PLC	8,155	74,950
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Ireland (continued)
Flutter Entertainment PLC	678	$77,699
Glanbia PLC	41,335	480,901
Grafton Group PLC	104,573	1,133,325
Greencore Group PLC	242,311	760,011
Hostelworld Group PLC (D)	10,851	18,547
Irish Continental Group PLC	42,651	218,402
Permanent TSB Group Holdings PLC (A)	11,820	13,571
San Leon Energy PLC (A)	20,803	7,174
UDG Healthcare PLC	72,666	775,666
Isle of Man 0.1%		951,538
Hansard Global PLC	11,952	6,648
Playtech PLC	168,386	836,169
Strix Group PLC (B)	45,890	108,721
Israel 1.2%		10,050,935
Adgar Investment and Development, Ltd.	21,013	51,654
ADO Group, Ltd. (A)	4,947	139,639
Afcon Holdings, Ltd. (A)	661	31,924
AFI Properties, Ltd. (A)	4,884	173,610
Africa Israel Residences, Ltd.	512	14,295
Airport City, Ltd. (A)	12,920	245,245
Albaad Massuot Yitzhak, Ltd. (A)	668	4,236
Allot, Ltd. (A)	11,145	96,023
Alrov Properties and Lodgings, Ltd.	2,216	98,618
Arad, Ltd.	2,993	50,881
Arko Holdings, Ltd. (A)	77,819	38,041
Ashtrom Group, Ltd.	8,537	109,265
Ashtrom Properties, Ltd.	14,979	94,771
Atreyu Capital Markets, Ltd.	1,856	34,175
AudioCodes, Ltd.	10,166	241,552
Avgol Industries 1953, Ltd. (A)	33,538	29,916
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	71,804
Bayside Land Corp.	371	257,425
Bet Shemesh Engines Holdings 1997, Ltd.	2,169	86,227
Big Shopping Centers, Ltd.	1,867	184,848
Blue Square Real Estate, Ltd.	1,795	96,308
Bonus Biogroup, Ltd. (A)	66,790	7,894
Brainsway, Ltd. (A)	5,096	24,219
Camtek, Ltd.	7,005	75,149
Carasso Motors, Ltd.	5,531	27,858
Cellcom Israel, Ltd. (A)	16,766	47,721
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	2,825
Ceragon Networks, Ltd. (A)	14,289	28,006
Clal Biotechnology Industries, Ltd. (A)	10,503	4,059
Clal Insurance Enterprises Holdings, Ltd. (A)	10,232	167,611
Cohen Development Gas & Oil, Ltd.	665	13,969
Compugen, Ltd. (A)	21,052	125,152
Danel Adir Yeoshua, Ltd.	1,373	125,167
Delek Automotive Systems, Ltd.	12,459	57,893
Delta Galil Industries, Ltd.	3,337	96,754
Dor Alon Energy in Israel 1988, Ltd.	1,448	33,985
Duniec Brothers, Ltd.	328	10,595
El Al Israel Airlines (A)	137,546	40,029
Electra Consumer Products 1970, Ltd.	2,575	47,176
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Israel (continued)
Electra Real Estate, Ltd. (A)	4,640	$30,141
Electra, Ltd.	660	275,672
Electreon Wireless, Ltd. (A)	414	10,329
Energix-Renewable Energies, Ltd. (A)	48,578	134,354
Enlight Renewable Energy, Ltd. (A)	116,899	147,629
Equital, Ltd. (A)	5,723	169,103
Evogene, Ltd. (A)	5,330	7,407
First International Bank of Israel, Ltd.	5,748	176,024
FMS Enterprises Migun, Ltd.	962	38,133
Foresight Autonomous Holdings, Ltd. (A)	13,071	3,002
Formula Systems 1985, Ltd.	3,729	265,158
Fox Wizel, Ltd.	3,426	134,047
Gilat Satellite Networks, Ltd.	11,617	97,654
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	6,368
Hadera Paper, Ltd.	1,499	59,799
Ham-Let Israel-Canada, Ltd. (A)	2,259	40,224
Harel Insurance Investments & Financial Services, Ltd.	20,181	170,267
Hilan, Ltd.	5,937	242,767
IDI Insurance Company, Ltd.	2,166	77,188
IES Holdings, Ltd.	762	53,332
Industrial Buildings Corp., Ltd. (A)	72,747	194,049
Inrom Construction Industries, Ltd.	19,017	85,586
Intercure, Ltd. (A)	17,839	22,005
Israel Canada T.R., Ltd.	33,166	59,978
Israel Land Development - Urban Renewal, Ltd.	1,140	12,012
Isras Investment Company, Ltd.	393	90,180
Issta Lines, Ltd.	1,677	32,613
Kamada, Ltd. (A)	11,932	86,337
Kerur Holdings, Ltd.	1,874	51,722
Klil Industries, Ltd.	300	25,354
Magic Software Enterprises, Ltd.	10,744	108,596
Malam - Team, Ltd.	214	39,891
Matrix IT, Ltd.	15,061	276,130
Maytronics, Ltd.	18,993	158,806
Mediterranean Towers, Ltd.	22,264	71,247
Mega Or Holdings, Ltd.	6,183	154,430
Mehadrin, Ltd. (A)	167	6,206
Meitav Dash Investments, Ltd.	9,168	36,548
Menora Mivtachim Holdings, Ltd.	8,988	137,989
Migdal Insurance & Financial Holdings, Ltd.	140,977	144,425
Minrav Holdings, Ltd.	126	18,657
Mivtach Shamir Holdings, Ltd.	1,455	28,250
Municipal Bank, Ltd. (A)	106	23,834
Naphtha Israel Petroleum Corp., Ltd.	14,316	84,332
Nawi Brothers, Ltd. (A)	6,442	45,994
Neto ME Holdings, Ltd.	616	54,058
Nova Measuring Instruments, Ltd. (A)	8,081	285,011
NR Spuntech Industries, Ltd.	7,555	11,945
Oil Refineries, Ltd.	526,893	257,702
One Software Technologies, Ltd.	1,189	84,701
OPC Energy, Ltd.	8,151	68,025
Partner Communications Company, Ltd. (A)	38,688	180,025
Paz Oil Company, Ltd.	3,230	481,552
Perion Network, Ltd. (A)	4,172	22,289
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Plasson Industries, Ltd.	1,357	$61,108
Plus500, Ltd.	10,015	99,692
Priortech, Ltd.	2,125	21,303
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,912	166,550
Redhill Biopharma, Ltd. (A)	85,438	55,874
Scope Metals Group, Ltd.	2,885	68,058
Shapir Engineering and Industry, Ltd.	32,037	197,153
Shikun & Binui, Ltd.	64,196	281,514
Shufersal, Ltd.	4,123	26,869
Summit Real Estate Holdings, Ltd.	9,897	129,338
Suny Cellular Communication, Ltd. (A)	18,682	9,505
Tadiran Holdings, Ltd.	472	19,661
The Phoenix Holdings, Ltd.	31,036	194,119
Tower Semiconductor, Ltd. (A)	1	14
Union Bank of Israel (A)	5,355	31,582
YH Dimri Construction & Development, Ltd.	766	22,999
Italy 4.6%		38,439,455
A2A SpA	651,803	1,225,402
ACEA SpA	23,447	487,335
Aeffe SpA (A)(B)	24,188	53,504
Amplifon SpA	53,746	1,572,432
Anima Holding SpA (D)	146,027	747,617
Aquafil SpA	2,427	16,186
Arnoldo Mondadori Editore SpA (A)	86,730	207,616
AS Roma SpA (A)	56,520	34,900
Ascopiave SpA	30,571	135,887
Autogrill SpA	50,392	538,456
Autostrade Meridionali SpA	562	19,759
Avio SpA	11,425	172,137
Azimut Holding SpA	52,391	1,319,607
B&C Speakers SpA	959	13,567
Banca Carige SpA (A)(C)	14,180	21
Banca Farmafactoring SpA (D)	56,489	339,926
Banca Finnat Euramerica SpA	29,383	9,068
Banca Generali SpA	21,107	696,181
Banca IFIS SpA	11,788	176,165
Banca Mediolanum SpA	9,882	100,179
Banca Monte dei Paschi di Siena SpA (A)	1,513	2,450
Banca Popolare di Sondrio SCPA	152,984	361,345
Banca Profilo SpA	121,842	26,693
Banca Sistema SpA (D)	23,962	48,712
Banco BPM SpA (A)(B)	714,718	1,586,746
Banco di Desio e della Brianza SpA	13,389	33,160
BasicNet SpA	5,209	32,139
BE SpA	26,372	38,403
BF SpA (A)	3,630	14,559
Biesse SpA	5,189	84,139
BPER Banca	191,149	924,212
Brunello Cucinelli SpA (B)	14,156	523,954
Buzzi Unicem SpA	37,024	915,334
Cairo Communication SpA	39,540	121,121
Carel Industries SpA (D)	820	12,829
Carraro SpA	6,932	14,887
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Italy (continued)
Cementir Holding NV	25,703	$197,953
Cerved Group SpA	75,982	754,396
CIR-Compagnie Industriali Riunite SpA	169,207	195,230
Credito Emiliano SpA	45,504	268,015
Credito Valtellinese SpA (A)	2,313,120	178,619
Danieli & C Officine Meccaniche SpA (B)	6,990	132,607
Datalogic SpA (B)	8,307	166,333
De' Longhi SpA	26,040	554,863
DeA Capital SpA (A)	60,847	92,490
DiaSorin SpA	4,687	626,171
doValue SpA (D)	16,243	189,269
El.En. SpA	5,348	195,939
Elica SpA (A)	10,005	36,220
Emak SpA	28,372	28,118
Enav SpA (D)	60,977	361,151
ERG SpA	25,126	549,741
Esprinet SpA	17,722	89,947
Eurotech SpA (A)	15,408	139,166
Exprivia SpA (A)	11,606	9,968
Falck Renewables SpA	62,064	330,205
Fiera Milano SpA	13,870	78,510
Fila SpA	780	13,265
Fincantieri SpA (B)	239,241	238,123
FNM SpA	72,366	52,800
Freni Brembo SpA (B)	66,875	827,200
Gamenet Group SpA (D)	6,107	87,409
GEDI Gruppo Editoriale SpA (A)	54,336	17,000
Gefran SpA	1,600	13,097
Geox SpA	22,422	29,597
Gruppo MutuiOnline SpA	10,709	227,629
Guala Closures SpA (A)	1,594	12,816
Hera SpA	340,890	1,503,197
Illimity Bank SpA (A)	3,993	45,576
IMA Industria Macchine Automatiche SpA (B)	5,235	405,902
IMMSI SpA (A)(B)	101,365	63,335
Infrastrutture Wireless Italiane SpA (D)	9,276	93,921
Intek Group SpA (A)	66,972	21,504
Interpump Group SpA	33,119	1,033,884
Iren SpA	291,805	904,555
Italgas SpA	217,791	1,367,561
Italmobiliare SpA	6,529	183,781
Juventus Football Club SpA (A)(B)	99,153	150,780
La Doria SpA	6,327	64,191
Leonardo SpA	10,643	124,264
LU-VE SpA	2,562	34,978
Maire Tecnimont SpA (B)	73,496	203,245
MARR SpA	13,640	314,123
Massimo Zanetti Beverage Group SpA (D)	3,791	24,643
Mediaset SpA (A)(B)	170,993	516,195
Openjobmetis SpA Agenzia per il Lavoro	2,352	21,934
OVS SpA (A)(D)	86,493	198,392
Piaggio & C SpA	91,385	294,682
Pirelli & C. SpA (D)	166,095	940,480
Prima Industrie SpA	1,462	26,879
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Prysmian SpA	68,518	$1,560,209
RAI Way SpA (D)	43,909	297,333
Reno de Medici SpA (B)	86,273	85,844
Reply SpA	8,748	684,914
Retelit SpA (B)	39,468	77,152
Rizzoli Corriere Della Sera Mediagroup SpA	44,608	50,654
Sabaf SpA	3,684	51,674
SAES Getters SpA	2,224	78,283
Safilo Group SpA (A)	16,568	26,476
Saipem SpA (A)(B)	256,962	1,174,151
Salini Impregilo SpA (A)	63,047	122,888
Salvatore Ferragamo SpA	28,842	574,479
Saras SpA	260,853	459,085
Servizi Italia SpA	3,687	13,211
Sesa SpA	2,556	119,752
Societa Cattolica di Assicurazioni SC	85,898	690,577
Societa Iniziative Autostradali e Servizi SpA	19,690	331,300
Sogefi SpA (A)	10,059	16,529
SOL SpA	9,408	116,830
Tamburi Investment Partners SpA	55,134	415,655
Technogym SpA (D)	42,933	528,513
Tinexta SpA	12,514	173,805
Tod's SpA (B)	3,519	154,693
TREVI - Finanziaria Industriale SpA (A)	162	2,892
TXT e-solutions SpA	3,737	42,284
Unieuro SpA (D)	5,335	80,011
Unione di Banche Italiane SpA (B)	383,598	1,237,370
Unipol Gruppo SpA	186,141	1,089,628
UnipolSai Assicurazioni SpA	49,323	143,455
Zignago Vetro SpA	14,017	201,331
Japan 24.2%		204,202,995
A&D Company, Ltd.	8,600	62,784
Abist Company, Ltd.	1,300	31,931
Access Company, Ltd.	11,600	112,738
Achilles Corp.	5,800	97,620
AD Works Company, Ltd.	105,400	29,846
Adastria Company, Ltd.	12,440	279,149
ADEKA Corp.	34,891	522,630
Ad-sol Nissin Corp. (B)	2,800	61,069
Adtec Plasma Technology Company, Ltd.	1,400	18,725
Advan Company, Ltd.	9,100	108,103
Advance Create Company, Ltd.	1,600	27,420
Advanex, Inc.	1,000	15,196
Advantage Risk Management Company, Ltd.	1,800	15,887
Adventure, Inc.	600	20,410
Adways, Inc.	4,800	16,412
Aeon Delight Company, Ltd.	5,800	206,305
Aeon Fantasy Company, Ltd.	3,300	95,865
Aeon Hokkaido Corp.	9,200	66,785
Aeria, Inc. (A)	4,300	36,003
AFC-HD AMS Life Science Company, Ltd.	1,800	10,912
Agro-Kanesho Company, Ltd.	200	2,579
Ahresty Corp.	9,400	45,902
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Ai Holdings Corp.	15,400	$281,803
Aica Kogyo Company, Ltd.	1,200	38,271
Aichi Corp.	15,500	100,924
Aichi Steel Corp.	4,700	156,670
Aichi Tokei Denki Company, Ltd.	1,100	43,306
Aida Engineering, Ltd.	23,500	214,977
Aiful Corp. (A)	160,800	364,240
Aigan Company, Ltd.	4,300	9,749
Ain Holdings, Inc.	700	43,509
Ainavo Holdings Company, Ltd.	2,400	20,822
Aiphone Company, Ltd.	4,600	79,685
Airport Facilities Company, Ltd.	8,500	42,591
Airtech Japan, Ltd.	2,500	16,162
Aisan Industry Company, Ltd.	17,500	137,464
Aizawa Securities Company, Ltd.	16,600	109,564
Ajis Company, Ltd.	1,600	43,860
Akatsuki Corp.	6,800	20,908
Akatsuki, Inc.	2,200	129,010
Akebono Brake Industry Company, Ltd. (A)	25,300	57,655
Albis Company, Ltd.	2,200	46,020
Alconix Corp.	8,400	110,930
Alinco, Inc.	8,100	86,127
Alleanza Holdings Company, Ltd.	5,500	44,027
Alpen Company, Ltd.	8,400	139,965
Alpha Corp.	2,500	30,001
Alpha Systems, Inc.	2,920	75,246
AlphaPolis Company, Ltd. (A)	1,100	22,267
Alps Logistics Company, Ltd.	6,000	44,920
Altech Corp.	7,930	129,762
Amano Corp.	1,500	44,903
Amiyaki Tei Company, Ltd.	2,000	66,897
Amuse, Inc.	1,400	39,412
Anabuki Kosan, Inc.	500	14,951
Anest Iwata Corp.	13,300	123,112
Anicom Holdings, Inc.	400	13,145
AOI Electronics Company, Ltd.	1,600	36,652
AOI TYO Holdings, Inc. (B)	12,810	79,857
AOKI Holdings, Inc.	15,800	163,755
Aoyama Trading Company, Ltd.	17,900	273,878
Aoyama Zaisan Networks Company, Ltd.	2,200	35,100
Apaman Company, Ltd.	3,100	24,520
Arakawa Chemical Industries, Ltd.	8,200	115,982
Arata Corp.	5,700	224,603
Araya Industrial Company, Ltd.	1,200	15,676
Arcland Sakamoto Company, Ltd.	12,500	145,335
Arcland Service Holdings Company, Ltd.	6,900	117,565
Arcs Company, Ltd.	17,884	372,235
Arealink Company, Ltd.	3,600	46,477
Argo Graphics, Inc.	7,200	214,689
Arisawa Manufacturing Company, Ltd.	15,000	138,850
Arrk Corp. (A)	24,300	21,562
Artnature, Inc.	6,300	45,392
ArtSpark Holdings, Inc.	500	3,667
As One Corp.	800	68,959
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Asahi Broadcasting Group Holdings Corp.	4,000	$26,990
Asahi Company, Ltd.	8,700	100,017
Asahi Diamond Industrial Company, Ltd.	23,100	137,549
Asahi Holdings, Inc.	14,500	344,795
Asahi Kogyosha Company, Ltd.	1,700	53,464
Asahi Net, Inc.	6,800	37,859
Asahi Printing Company, Ltd.	3,100	29,779
ASAHI YUKIZAI Corp.	6,100	94,987
Asante, Inc.	2,700	50,040
Asanuma Corp.	3,100	123,304
Asax Company, Ltd.	4,100	24,385
Ashimori Industry Company, Ltd.	1,599	20,362
Asia Pile Holdings Corp.	11,600	57,824
ASKA Pharmaceutical Company, Ltd.	10,100	123,866
ASKUL Corp.	6,000	161,294
Asti Corp.	700	12,315
Asukanet Company, Ltd.	2,200	28,874
Ateam, Inc. (B)	7,200	74,066
Atom Corp.	26,000	239,748
Atrae, Inc. (A)(B)	3,900	133,190
Atsugi Company, Ltd.	6,700	50,361
Aucfan Company, Ltd. (A)	1,700	12,635
Aucnet, Inc.	1,000	12,482
Autobacs Seven Company, Ltd.	15,900	260,085
Aval Data Corp.	900	18,661
Avant Corp.	8,200	77,994
Avex, Inc.	15,000	179,648
Axell Corp. (A)	1,700	11,036
Axial Retailing, Inc.	5,800	203,603
Azia Company, Ltd.	1,000	12,012
Bando Chemical Industries, Ltd.	14,800	122,729
Bank of the Ryukyus, Ltd.	13,000	146,270
Baroque Japan, Ltd.	2,500	21,414
BayCurrent Consulting, Inc.	6,900	370,059
Beaglee, Inc. (A)	1,800	20,004
Beauty Garage, Inc.	100	1,887
Belc Company, Ltd.	4,400	207,979
Bell System24 Holdings, Inc.	15,300	240,344
Belluna Company, Ltd.	21,300	137,561
Bengo4.com, Inc. (A)	1,800	100,341
Bic Camera, Inc.	2,400	26,233
Biofermin Pharmaceutical Company, Ltd.	2,100	44,731
B-Lot Company, Ltd.	1,500	27,361
BML, Inc.	9,900	291,622
Bookoff Group Holdings, Ltd.	2,900	28,317
Bourbon Corp.	1,500	24,262
BP Castrol KK	2,600	36,654
Br. Holdings Corp.	9,900	44,001
BrainPad, Inc. (A)(B)	1,300	69,882
Broadleaf Company, Ltd.	42,400	278,779
Broccoli Company, Ltd.	2,500	30,439
BRONCO BILLY Company, Ltd. (B)	5,300	132,446
Bull-Dog Sauce Company, Ltd.	2,800	28,453
Bunka Shutter Company, Ltd.	24,200	213,754
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Business Brain Showa-Ota, Inc.	800	$17,308
C Uyemura & Company, Ltd.	2,000	139,619
CAC Holdings Corp.	7,600	107,861
Can Do Company, Ltd.	3,800	56,499
Canare Electric Company, Ltd.	1,500	25,745
Canon Electronics, Inc.	9,800	183,328
Capital Asset Planning, Inc.	200	2,684
Career Design Center Company, Ltd.	2,500	30,465
CareerIndex, Inc. (A)	1,600	6,150
Carenet, Inc.	700	5,099
Carlit Holdings Company, Ltd.	7,200	41,019
Cawachi, Ltd.	9,200	193,421
C'BON COSMETICS Company, Ltd.	500	11,545
Central Automotive Products, Ltd.	3,600	82,670
Central Glass Company, Ltd.	12,286	299,078
Central Security Patrols Company, Ltd. (B)	3,500	205,461
Central Sports Company, Ltd.	2,400	71,938
Ceres, Inc. (B)	2,700	29,462
Charm Care Corp. KK (B)	2,700	48,695
Chikaranomoto Holdings Company, Ltd.	1,000	7,905
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	79,395
CHIMNEY Company, Ltd.	1,800	37,943
Chino Corp.	2,500	32,467
Chiyoda Company, Ltd.	8,800	130,201
Chiyoda Integre Company, Ltd.	6,400	139,698
Chodai Company, Ltd.	2,800	29,329
Chofu Seisakusho Company, Ltd.	7,900	175,372
Chori Company, Ltd.	5,300	94,229
Chubu Shiryo Company, Ltd.	9,900	123,973
Chudenko Corp.	12,400	290,066
Chuetsu Pulp & Paper Company, Ltd.	3,000	44,332
Chugai Mining Company, Ltd. (A)	34,900	6,382
Chugai Ro Company, Ltd.	2,400	37,477
Chugoku Marine Paints, Ltd.	22,800	211,628
Chuo Gyorui Company, Ltd.	300	7,569
Chuo Spring Company, Ltd.	500	13,273
CI Takiron Corp.	16,400	101,502
Citizen Watch Company, Ltd.	113,200	627,379
CKD Corp.	13,900	231,637
CK-San-Etsu Company, Ltd.	800	22,203
Cleanup Corp.	9,700	61,821
CMC Corp.	800	17,250
CMIC Holdings Company, Ltd.	5,600	93,628
CMK Corp.	27,300	161,246
cocokara fine, Inc.	8,530	500,483
Coco's Japan Company, Ltd.	2,700	41,058
Colowide Company, Ltd. (B)	22,200	445,671
Comany, Inc.	1,000	12,603
Computer Engineering & Consulting, Ltd.	11,600	235,624
Computer Institute of Japan, Ltd.	5,100	47,667
Comture Corp.	9,200	199,111
CONEXIO Corp.	6,300	87,986
Core Corp.	2,100	27,848
Corona Corp.	5,500	59,898
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Cosel Company, Ltd.	13,900	$155,860
Cosmo Energy Holdings Company, Ltd.	16,300	351,732
Cosmos Initia Company, Ltd.	6,900	42,029
Cota Company, Ltd.	5,038	63,913
Create Medic Company, Ltd.	2,400	23,183
Create Restaurants Holdings, Inc.	20,000	335,734
Create SD Holdings Company, Ltd.	11,000	266,093
Creek & River Company, Ltd.	4,600	47,219
Cresco, Ltd.	2,900	96,294
CRI Middleware Company, Ltd. (A)	1,200	22,550
CTI Engineering Company, Ltd.	5,100	93,005
CTS Company, Ltd.	12,600	86,086
Cube System, Inc.	2,300	16,682
Cyber Com Company, Ltd.	900	17,731
Cybernet Systems Company, Ltd.	6,300	45,632
Cybozu, Inc.	13,600	152,815
Dai Nippon Toryo Company, Ltd.	9,800	102,975
Daibiru Corp.	19,000	202,553
Dai-Dan Company, Ltd.	5,100	122,208
Daido Kogyo Company, Ltd.	3,900	29,916
Daido Metal Company, Ltd.	18,600	121,628
Daido Steel Company, Ltd.	10,700	482,958
Daidoh, Ltd.	7,200	18,426
Daihatsu Diesel Manufacturing Company, Ltd.	7,100	41,663
Daihen Corp.	7,400	248,125
Daiho Corp.	6,700	178,526
Dai-Ichi Cutter Kogyo KK	600	9,908
Daiichi Jitsugyo Company, Ltd.	3,900	132,846
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	55,891
Dai-ichi Seiko Company, Ltd. (B)	5,000	120,260
Daiken Corp.	4,800	86,512
Daiken Medical Company, Ltd.	2,900	14,053
Daiki Aluminium Industry Company, Ltd. (B)	14,800	104,916
Daiki Axis Company, Ltd.	1,500	13,739
Daiko Denshi Tsushin, Ltd.	2,000	16,450
Daikoku Denki Company, Ltd.	3,600	55,303
Daikokutenbussan Company, Ltd.	2,700	79,688
Daikokuya Holdings Company, Ltd. (A)	28,200	8,250
Daikyonishikawa Corp.	14,800	113,984
Dainichi Company, Ltd.	5,000	31,629
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,900	177,718
Daio Paper Corp.	9,500	128,850
Daiohs Corp.	1,700	20,562
Daiseki Company, Ltd.	17,000	498,640
Daiseki Eco. Solution Company, Ltd.	1,320	12,264
Daishi Hokuetsu Financial Group, Inc.	15,600	421,894
Daishinku Corp.	2,600	36,020
Daisue Construction Company, Ltd.	2,300	19,914
Daito Pharmaceutical Company, Ltd.	5,450	158,737
Daitron Company, Ltd.	4,500	69,032
Daiwa Industries, Ltd.	14,400	169,512
Daiwabo Holdings Company, Ltd.	7,200	356,237
DCM Holdings Company, Ltd.	50,020	485,486
DD Holdings Company, Ltd.	4,400	61,899
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
DDS, Inc. (A)	3,900	$12,409
Dear Life Company, Ltd.	6,600	33,408
Delica Foods Holdings Company, Ltd.	1,800	11,218
Demae-Can Company, Ltd. (B)	6,400	76,918
Denki Kogyo Company, Ltd.	3,900	110,983
Densan System Company, Ltd.	3,700	100,054
Denyo Company, Ltd.	6,900	129,397
Descente, Ltd.	11,900	194,577
Dexerials Corp.	24,100	237,926
Digital Arts, Inc.	4,500	258,351
Digital Garage, Inc.	5,500	209,221
Digital Hearts Holdings Company, Ltd.	3,200	30,054
Digital Information Technologies Corp.	1,800	28,093
Dip Corp.	14,400	413,244
DKK-Toa Corp.	3,100	24,471
DKS Company, Ltd.	3,600	122,785
DMG Mori Company, Ltd.	49,500	784,110
Doshisha Company, Ltd.	10,100	167,204
Double Standard, Inc.	400	19,932
Doutor Nichires Holdings Company, Ltd.	14,793	299,648
Dowa Holdings Company, Ltd.	3,600	128,900
Drecom Company, Ltd. (A)	4,400	29,928
DSB Company, Ltd.	2,200	12,895
DTS Corp.	16,100	344,855
Duskin Company, Ltd.	15,600	434,270
Dvx, Inc.	1,200	10,488
DyDo Group Holdings, Inc. (B)	4,700	197,863
Dynic Corp.	2,300	16,151
Eagle Industry Company, Ltd.	10,900	106,764
Earth Corp.	4,100	214,076
EAT&Company, Ltd.	1,800	29,338
Ebara Foods Industry, Inc.	1,600	31,907
Ebara Jitsugyo Company, Ltd.	3,100	62,822
Ebase Company, Ltd.	4,700	52,223
Eco's Company, Ltd.	4,200	63,768
EDION Corp.	35,300	381,778
EF-ON, Inc.	10,380	72,972
eGuarantee, Inc.	11,500	152,758
E-Guardian, Inc.	2,900	58,212
Eidai Company, Ltd.	8,000	25,033
Eiken Chemical Company, Ltd.	14,700	265,381
Eizo Corp.	6,800	255,417
Elan Corp. (B)	6,400	99,146
Elecom Company, Ltd.	8,400	317,155
Elematec Corp.	6,800	65,731
EM Systems Company, Ltd.	8,300	157,161
Endo Lighting Corp.	3,000	19,260
Enigmo, Inc. (A)	10,300	99,324
en-japan, Inc.	800	37,400
Enomoto Company, Ltd.	900	9,334
Enplas Corp.	3,900	129,798
Enshu, Ltd.	1,800	22,048
Entrust, Inc.	3,300	20,728
EPCO Company, Ltd.	700	9,653
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
EPS Holdings, Inc.	13,200	$170,649
eRex Company, Ltd.	8,000	130,758
ES-Con Japan, Ltd.	15,500	138,921
ESCRIT, Inc.	1,400	10,241
Escrow Agent Japan, Inc.	4,000	8,598
Eslead Corp.	3,700	72,672
ESPEC Corp.	8,000	155,363
Excel Company, Ltd.	2,900	32,655
Exedy Corp.	13,400	301,654
Extreme Company, Ltd. (B)	700	13,338
F&M Company, Ltd.	1,500	16,311
F@N Communications, Inc.	24,900	115,269
Faith, Inc.	3,110	23,209
FALCO HOLDINGS Company, Ltd.	3,200	50,852
FCC Company, Ltd.	13,200	286,051
FDK Corp. (A)	5,300	39,334
Feed One Company, Ltd.	40,540	62,315
Felissimo Corp.	1,900	17,992
Fenwal Controls of Japan, Ltd.	700	9,763
Ferrotec Holdings Corp. (B)	15,600	131,418
FFRI, Inc. (A)	600	15,985
FIDEA Holdings Company, Ltd.	65,406	79,540
Fields Corp.	6,400	28,616
Financial Products Group Company, Ltd.	4,100	40,873
FINDEX, Inc.	3,900	41,153
First Brothers Company, Ltd.	900	10,525
First Juken Company, Ltd.	3,400	40,814
First-corp, Inc. (B)	2,000	12,344
Fixstars Corp. (B)	4,000	59,030
FJ Next Company, Ltd.	7,600	74,922
Focus Systems Corp.	2,900	23,759
Forval Corp.	1,600	15,490
Foster Electric Company, Ltd.	10,100	186,856
France Bed Holdings Company, Ltd.	8,800	80,957
Freebit Company, Ltd.	3,500	30,643
Freund Corp. (B)	3,000	20,632
Fronteo, Inc.	2,000	6,989
F-Tech, Inc.	5,900	39,809
FTGroup Company, Ltd. (B)	3,900	53,253
Fudo Tetra Corp.	7,520	104,078
Fuji Company, Ltd.	9,700	172,938
Fuji Corp.(Aichi)	25,200	446,617
Fuji Corp.(Miyagi)	1,900	40,008
Fuji Corp., Ltd.	11,200	72,615
Fuji Die Company, Ltd.	1,000	6,034
Fuji Kosan Company, Ltd.	1,100	7,541
Fuji Kyuko Company, Ltd.	1,000	38,785
Fuji Oil Company, Ltd.	19,700	43,559
Fuji Pharma Company, Ltd.	6,400	82,463
Fuji Seal International, Inc.	15,200	341,261
Fuji Soft, Inc.	6,600	260,767
Fujibo Holdings, Inc.	4,500	142,564
Fujicco Company, Ltd.	7,900	143,406
Fujikura Composites, Inc.	6,700	28,841
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Fujikura Kasei Company, Ltd.	9,900	$51,318
Fujikura, Ltd.	100,500	432,117
Fujimori Kogyo Company, Ltd.	6,300	203,398
Fujio Food System Company, Ltd.	2,800	90,720
Fujisash Company, Ltd.	26,500	21,545
Fujishoji Company, Ltd.	2,400	21,359
Fujita Kanko, Inc.	4,500	117,485
Fujitec Company, Ltd.	15,900	251,669
Fujitsu Frontech, Ltd.	4,600	46,845
Fujitsu General, Ltd.	24,800	471,431
Fujiya Company, Ltd.	4,200	83,319
FuKoKu Company, Ltd.	3,000	19,500
Fukuda Corp.	3,000	131,444
Fukuda Denshi Company, Ltd.	1,100	77,639
Fukui Computer Holdings, Inc.	3,300	116,629
Fukushima Industries Corp.	5,200	167,886
Fukuyama Transporting Company, Ltd.	4,900	182,869
Full Speed, Inc.	1,100	5,403
FULLCAST Holdings Company, Ltd.	9,500	216,001
Funai Electric Company, Ltd. (A)	9,500	63,878
Funai Soken Holdings, Inc.	16,930	391,325
Furukawa Company, Ltd.	13,600	188,055
Furukawa Electric Company, Ltd.	11,300	310,790
Furuno Electric Company, Ltd.	15,000	172,244
Furusato Industries, Ltd.	4,000	60,565
Furuya Metal Company, Ltd.	700	36,231
Furyu Corp.	4,800	45,547
Fuso Chemical Company, Ltd.	7,500	208,155
Fuso Pharmaceutical Industries, Ltd.	2,500	47,351
Futaba Corp.	13,857	177,141
Futaba Industrial Company, Ltd.	25,700	194,840
Future Corp.	10,000	170,484
Fuyo General Lease Company, Ltd.	8,400	555,054
G-7 Holdings, Inc.	2,700	107,522
Gakken Holdings Company, Ltd.	2,000	134,279
Gakkyusha Company, Ltd.	2,400	29,123
GCA Corp.	7,500	64,242
Gecoss Corp.	6,500	56,421
Genki Sushi Company, Ltd.	2,100	58,823
Genky DrugStores Company, Ltd.	3,000	70,516
Geo Holdings Corp.	13,300	158,461
Geomatec Company, Ltd.	900	6,195
Geostr Corp.	4,600	22,413
Gfoot Company, Ltd.	5,700	32,418
Giken, Ltd.	7,300	293,731
GL Sciences, Inc.	2,800	37,965
GLOBERIDE, Inc.	3,600	89,324
Glory, Ltd.	9,000	272,142
Glosel Company, Ltd.	4,400	18,104
GMO Cloud K.K. (B)	2,300	60,914
GMO Financial Holdings, Inc.	22,700	129,913
GMO internet, Inc.	6,200	131,000
GMO Pepabo, Inc.	1,000	24,060
Godo Steel, Ltd.	4,300	102,900
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Gokurakuyu Holdings Company, Ltd.	3,200	$15,146
Goldcrest Company, Ltd.	8,570	169,829
Golf Digest Online, Inc.	2,700	16,734
Good Com Asset Company, Ltd.	800	13,730
Grace Technology, Inc.	900	24,483
Grandy House Corp.	5,700	24,524
Gree, Inc.	56,900	270,635
Greens Company, Ltd.	2,000	22,202
GS Yuasa Corp.	26,900	544,796
GSI Creos Corp.	1,100	11,131
G-Tekt Corp.	7,800	122,842
Gun-Ei Chemical Industry Company, Ltd.	1,900	42,949
GungHo Online Entertainment, Inc.	1,200	25,858
Gunosy, Inc. (A)(B)	7,200	111,747
Gunze, Ltd.	5,700	269,939
Gurunavi, Inc.	11,900	113,956
H2O Retailing Corp.	33,400	370,911
HABA Laboratories, Inc.	700	50,246
Hagihara Industries, Inc.	7,600	111,731
Hagiwara Electric Holdings Company, Ltd.	2,600	67,145
Hakudo Company, Ltd.	3,200	42,684
Hakuto Company, Ltd.	6,200	74,601
Hakuyosha Company, Ltd.	800	21,155
Halows Company, Ltd.	4,200	97,792
Hamakyorex Company, Ltd.	6,300	211,421
Hamee Corp.	1,000	12,641
Handsman Company, Ltd.	1,300	15,074
Hanwa Company, Ltd.	14,500	370,075
Happinet Corp.	6,900	90,350
Harada Industry Company, Ltd.	2,900	26,432
Hard Off Corp. Company, Ltd.	3,900	28,616
Harima Chemicals Group, Inc.	6,000	67,440
Haruyama Holdings, Inc.	2,700	20,956
Hayashikane Sangyo Company, Ltd.	1,900	12,574
Hazama Ando Corp.	68,500	553,793
Heiwa Corp.	5,800	119,468
Heiwa Real Estate Company, Ltd.	12,800	307,769
Heiwado Company, Ltd. (B)	14,400	274,015
Helios Techno Holding Company, Ltd.	6,400	29,730
Hibino Corp.	700	15,497
Hibiya Engineering, Ltd.	7,600	135,013
Hiday Hidaka Corp.	8,827	175,663
HI-LEX Corp.	8,000	135,962
Himaraya Company, Ltd.	1,700	13,040
Hinokiya Group Company, Ltd.	2,200	44,718
Hioki EE Corp.	4,300	147,693
Hirakawa Hewtech Corp.	3,600	44,534
Hiramatsu, Inc.	16,400	45,875
Hirano Tecseed Company, Ltd.	2,700	44,729
Hirata Corp.	1,800	129,573
Hirose Tusyo, Inc.	600	9,996
Hiroshima Gas Company, Ltd.	16,200	53,313
HIS Company, Ltd.	10,200	284,664
Hisaka Works, Ltd.	9,000	80,923
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Hitachi Zosen Corp.	68,580	$263,379
Hito Communications Holdings, Inc.	1,300	18,967
Hochiki Corp.	5,500	82,056
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	8,028
Hodogaya Chemical Company, Ltd.	2,800	100,913
Hogy Medical Company, Ltd.	8,900	292,906
Hokkaido Coca-Cola Bottling Company, Ltd.	200	7,183
Hokkaido Electric Power Company, Inc.	73,000	349,331
Hokkaido Gas Company, Ltd.	7,900	113,967
Hokkan Holdings, Ltd.	3,400	60,900
Hokko Chemical Industry Company, Ltd.	8,600	46,393
Hokuetsu Corp.	56,000	294,010
Hokuetsu Industries Company, Ltd.	9,000	105,445
Hokuhoku Financial Group, Inc.	53,400	556,652
Hokuriku Electric Industry Company, Ltd.	3,100	31,916
Hokuriku Electric Power Company (A)	71,300	509,382
Hokuriku Electrical Construction Company, Ltd.	5,600	53,678
Hokuto Corp.	10,400	187,756
Honda Tsushin Kogyo Company, Ltd.	8,400	41,952
H-One Company, Ltd.	7,700	52,754
Honeys Holdings Company, Ltd.	11,260	145,278
Honma Golf, Ltd. (D)	30,500	27,153
Hoosiers Holdings	11,500	73,820
Hosiden Corp.	24,900	302,972
Hosokawa Micron Corp.	3,500	142,878
Hotland Company, Ltd.	1,800	22,002
House Do Company, Ltd.	1,400	20,915
Howa Machinery, Ltd.	5,300	35,958
HyAS&Company, Inc.	2,500	8,237
I K K, Inc.	3,000	19,761
IBJ, Inc.	9,500	90,897
Ichibanya Company, Ltd.	6,300	297,205
Ichigo, Inc.	31,300	124,499
Ichiken Company, Ltd.	2,300	37,416
Ichikoh Industries, Ltd.	14,100	110,034
Ichimasa Kamaboko Company, Ltd.	1,100	10,771
Ichinen Holdings Company, Ltd.	10,700	138,163
Ichiyoshi Securities Company, Ltd.	18,600	115,449
Icom, Inc.	4,600	108,632
ID Holdings Corp.	3,300	43,341
Idec Corp.	13,600	288,771
IDOM, Inc.	44,400	212,208
Ihara Science Corp.	2,200	29,688
Iino Kaiun Kaisha, Ltd.	36,600	119,505
IJTT Company, Ltd.	7,760	46,464
Ikegami Tsushinki Company, Ltd.	1,900	18,106
IMAGICA GROUP, Inc.	5,400	31,850
Imasen Electric Industrial	7,000	59,587
Imuraya Group Company, Ltd.	2,700	50,575
Inaba Denki Sangyo Company, Ltd.	19,200	459,943
Inaba Seisakusho Company, Ltd.	4,900	63,839
Inabata & Company, Ltd.	18,200	261,312
Inageya Company, Ltd.	7,800	104,852
Ines Corp.	7,100	86,875
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
I-Net Corp.	5,400	$73,772
Infocom Corp.	9,800	220,005
Infomart Corp.	7,500	132,731
Information Services International-Dentsu, Ltd.	5,500	208,514
Innotech Corp.	6,900	66,938
Insource Company, Ltd. (B)	2,000	62,112
Intage Holdings, Inc.	14,000	120,860
Intellex Company, Ltd.	1,800	11,770
Intelligent Wave, Inc.	2,900	20,021
Inter Action Corp. (B)	3,100	72,214
Internet Initiative Japan, Inc.	10,100	233,782
Inui Global Logistics Company, Ltd.	5,990	63,532
I-O Data Device, Inc.	3,600	32,438
IR Japan Holdings, Ltd.	1,700	66,529
Iriso Electronics Company, Ltd.	8,000	384,448
I'rom Group Company, Ltd.	2,800	37,303
ISB Corp.	1,300	24,409
Ise Chemicals Corp.	600	17,827
Iseki & Company, Ltd.	9,900	145,927
Ishihara Chemical Company, Ltd.	1,800	31,017
Ishihara Sangyo Kaisha, Ltd.	20,200	216,692
Ishii Iron Works Company, Ltd.	900	20,609
Ishizuka Glass Company, Ltd.	1,000	20,629
Isolite Insulating Products Company, Ltd.	2,200	13,983
Istyle, Inc. (A)	10,100	74,443
Itfor, Inc.	11,200	89,635
ITmedia, Inc.	1,600	11,447
Itochu Enex Company, Ltd.	22,300	182,277
Itochu-Shokuhin Company, Ltd.	2,400	113,581
Itoham Yonekyu Holdings, Inc.	31,300	201,534
Itoki Corp.	16,100	76,296
Itokuro, Inc. (A)(B)	3,000	50,284
IwaiCosmo Holdings, Inc.	7,900	91,108
Iwaki & Company, Ltd.	12,400	53,618
Iwaki Company, Ltd.	2,600	26,978
Iwasaki Electric Company, Ltd.	3,000	38,552
Iwatani Corp. (B)	14,000	467,953
Iwatsu Electric Company, Ltd.	3,700	27,361
Iwatsuka Confectionery Company, Ltd.	1,100	39,762
J Trust Company, Ltd. (B)	30,000	127,941
JAC Recruitment Company, Ltd.	7,200	137,498
Jaccs Company, Ltd.	9,600	236,477
Jafco Company, Ltd.	12,000	462,906
Jalux, Inc.	2,600	60,478
Jamco Corp.	4,500	61,436
Janome Sewing Machine Company, Ltd.	8,500	31,938
Japan Animal Referral Medical Center Company, Ltd. (A)	600	12,875
Japan Asia Group, Ltd.	9,200	31,556
Japan Asia Investment Company, Ltd. (A)	5,400	14,374
Japan Asset Marketing Company, Ltd. (A)	85,600	64,167
Japan Aviation Electronics Industry, Ltd.	20,200	385,104
Japan Best Rescue System Company, Ltd.	6,400	63,867
Japan Cash Machine Company, Ltd.	7,500	63,821
Japan Display, Inc. (A)(B)	192,500	125,021
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Japan Electronic Materials Corp.	2,600	$20,101
Japan Elevator Service Holdings Company, Ltd.	3,400	90,621
Japan Foundation Engineering Company, Ltd.	8,200	30,154
Japan Investment Adviser Company, Ltd. (B)	4,600	68,115
Japan Lifeline Company, Ltd.	21,800	303,661
Japan Material Company, Ltd.	24,600	346,385
Japan Meat Company, Ltd.	4,800	92,772
Japan Medical Dynamic Marketing, Inc.	7,300	154,480
Japan Oil Transportation Company, Ltd.	1,100	27,849
Japan Petroleum Exploration Company, Ltd.	14,200	363,942
Japan Property Management Center Company, Ltd.	7,900	95,195
Japan Pulp & Paper Company, Ltd.	4,500	165,191
Japan Securities Finance Company, Ltd.	42,900	212,165
Japan Transcity Corp.	14,700	73,799
Jastec Company, Ltd.	3,500	36,035
JBCC Holdings, Inc.	7,600	128,651
JCU Corp.	10,000	269,598
Jeol, Ltd.	16,400	454,040
JFE Systems, Inc.	400	12,853
JFLA Holdings, Inc.	2,400	9,057
JIG-SAW, Inc. (A)	900	40,199
Jimoto Holdings, Inc.	71,800	70,261
JINS Holdings, Inc.	5,900	359,186
JK Holdings Company, Ltd.	6,100	35,869
JMS Company, Ltd.	6,400	42,650
Joban Kosan Company, Ltd.	2,000	30,671
J-Oil Mills, Inc.	4,500	179,299
Joshin Denki Company, Ltd.	7,200	160,365
Joyful Honda Company, Ltd.	3,000	40,376
JP-Holdings, Inc.	14,400	38,972
JSB Company, Ltd.	600	25,186
JSP Corp.	6,100	106,215
Juki Corp.	16,500	137,177
JVCKenwood Corp.	73,828	187,695
K&O Energy Group, Inc.	6,900	99,356
Kadokawa Corp.	18,657	285,881
Kadoya Sesame Mills, Inc.	400	14,038
Kaga Electronics Company, Ltd.	7,300	162,752
Kakiyasu Honten Company, Ltd.	3,900	99,555
Kamakura Shinsho, Ltd. (B)	4,400	77,653
Kameda Seika Company, Ltd.	4,400	202,287
Kamei Corp.	10,000	110,314
Kanaden Corp.	7,400	89,056
Kanagawa Chuo Kotsu Company, Ltd.	1,600	58,064
Kanamic Network Company, Ltd.	7,800	50,215
Kanamoto Company, Ltd.	15,100	430,705
Kandenko Company, Ltd.	33,000	314,054
Kaneka Corp.	1,100	35,649
Kaneko Seeds Company, Ltd.	3,900	54,528
Kanematsu Corp.	30,800	393,867
Kanematsu Electronics, Ltd.	4,700	145,930
Kanemi Company, Ltd.	500	13,914
Kansai Super Market, Ltd.	5,300	51,625
Kanto Denka Kogyo Company, Ltd.	20,800	204,943
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Kappa Create Company, Ltd.	11,800	$158,383
Kasai Kogyo Company, Ltd.	11,900	93,500
Katakura & Co-op Agri Corp.	1,100	11,884
Katakura Industries Company, Ltd.	12,500	157,377
Kato Sangyo Company, Ltd.	8,500	285,009
Kato Works Company, Ltd.	3,800	63,305
KAWADA TECHNOLOGIES, Inc.	1,900	117,401
Kawagishi Bridge Works Company, Ltd.	600	13,344
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	84,953
Kawasaki Kisen Kaisha, Ltd. (A)	23,500	390,349
Kawasumi Laboratories, Inc.	5,500	44,287
Kawata Manufacturing Company, Ltd.	1,600	16,740
KeePer Technical Laboratory Company, Ltd.	2,300	27,492
Keihanshin Building Company, Ltd.	16,300	214,175
Keihin Corp.	16,400	385,980
Keiyo Company, Ltd.	23,500	114,124
KEL Corp.	1,900	15,672
Kenedix, Inc.	56,900	304,899
Kenko Mayonnaise Company, Ltd.	5,300	125,242
Key Coffee, Inc.	2,000	43,317
KFC Holdings Japan, Ltd.	3,500	92,538
KH Neochem Company, Ltd.	12,800	290,901
Kimoto Company, Ltd.	15,600	27,524
Kimura Chemical Plants Company, Ltd.	5,900	33,566
Kimura Unity Company, Ltd.	600	6,034
King Company, Ltd.	2,300	11,250
King Jim Company, Ltd.	3,700	30,147
Kintetsu Department Store Company, Ltd.	2,900	94,800
Kintetsu World Express, Inc.	15,800	278,371
Kirindo Holdings Company, Ltd.	4,600	86,068
Kissei Pharmaceutical Company, Ltd.	10,200	280,834
Ki-Star Real Estate Company, Ltd.	2,800	51,616
Kitagawa Corp.	3,400	70,541
Kitano Construction Corp.	1,500	35,447
Kitanotatsujin Corp. (B)	9,900	62,853
Kito Corp.	8,100	122,886
Kitz Corp.	25,300	176,086
KLab, Inc. (A)	7,500	58,095
KNT-CT Holdings Company, Ltd. (A)	800	10,811
Koa Corp.	9,000	116,342
Koatsu Gas Kogyo Company, Ltd.	13,600	100,753
Kobe Electric Railway Company, Ltd. (A)	3,200	116,143
Kobe Steel, Ltd.	42,300	216,181
Kobelco Eco-Solutions Company, Ltd.	1,200	19,088
Kohnan Shoji Company, Ltd.	9,300	215,198
Kohsoku Corp.	3,200	35,028
Koike Sanso Kogyo Company, Ltd.	500	10,418
Kojima Company, Ltd.	13,300	54,764
Kokusai Company, Ltd.	2,400	16,475
Kokuyo Company, Ltd.	30,973	467,228
KOMAIHALTEC, Inc.	1,200	18,356
Komatsu Matere Company, Ltd.	10,700	81,382
Komatsu Wall Industry Company, Ltd.	2,700	59,091
KOMEDA Holdings Company, Ltd.	19,700	383,175
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Komehyo Company, Ltd.	3,100	$31,444
Komeri Company, Ltd.	12,900	275,927
Komori Corp.	20,724	217,761
Konaka Company, Ltd.	10,500	38,834
Kondotec, Inc.	7,100	70,929
Konishi Company, Ltd.	11,200	152,119
Konoike Transport Company, Ltd.	10,300	156,016
Konoshima Chemical Company, Ltd.	1,800	14,057
Kosaido Company, Ltd. (A)	6,200	53,392
Koshidaka Holdings Company, Ltd.	19,100	283,857
Kourakuen Holdings Corp. (B)	5,900	112,564
Kozo Keikaku Engineering, Inc.	800	24,283
Krosaki Harima Corp.	2,100	110,048
KRS Corp. (B)	3,000	51,318
KU Holdings Company, Ltd.	3,500	29,644
Kumagai Gumi Company, Ltd.	14,800	436,758
Kumiai Chemical Industry Company, Ltd.	19,690	186,722
Kunimine Industries Company, Ltd.	2,100	23,059
Kura Sushi, Inc.	5,000	222,700
Kurabo Industries, Ltd.	5,000	117,086
Kureha Corp.	7,300	432,991
Kurimoto, Ltd.	4,400	78,811
Kuriyama Holdings Corp.	6,900	54,120
Kushikatsu Tanaka Holdings Company (B)	1,300	28,879
KVK Corp.	1,500	20,581
KYB Corp. (A)	7,300	217,955
Kyoden Company, Ltd.	10,400	29,479
Kyodo Printing Company, Ltd.	2,200	58,460
Kyoei Steel, Ltd.	8,600	162,162
Kyokuto Boeki Kaisha, Ltd.	2,700	54,146
Kyokuto Kaihatsu Kogyo Company, Ltd.	13,500	199,285
Kyokuto Securities Company, Ltd.	12,900	92,650
Kyokuyo Company, Ltd.	4,800	127,446
KYORIN Holdings, Inc.	16,100	274,725
Kyoritsu Maintenance Company, Ltd.	11,280	542,908
Kyoritsu Printing Company, Ltd.	9,100	13,646
Kyosan Electric Manufacturing Company, Ltd.	18,000	83,895
Kyoto Kimono Yuzen Company, Ltd.	2,600	8,322
Kyowa Electronic Instruments Company, Ltd.	11,400	46,413
Kyowa Leather Cloth Company, Ltd.	5,000	36,393
Kyushu Financial Group, Inc.	50,600	227,603
Kyushu Leasing Service Company, Ltd.	3,500	19,137
LAC Company, Ltd. (B)	4,100	43,210
Lacto Japan Company, Ltd. (B)	1,400	44,963
Land Business Company, Ltd.	1,700	11,899
Laox Company, Ltd. (A)	12,200	32,090
LEC, Inc. (B)	8,500	100,517
Leopalace21 Corp. (A)(B)	70,400	184,002
Life Corp.	7,800	178,550
LIFULL Company, Ltd.	7,400	40,363
Like Company, Ltd. (B)	3,100	48,423
LIKE Kids, Inc. (A)	1,600	13,020
Linical Company, Ltd.	4,600	43,943
Link And Motivation, Inc.	8,500	54,512
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Lintec Corp.	18,100	$404,140
Litalico, Inc. (A)	2,100	52,157
LIXIL VIVA Corp.	9,900	176,583
Lonseal Corp.	500	8,291
Look Holdings, Inc.	1,800	18,863
M&A Capital Partners Company, Ltd. (A)(B)	4,000	158,129
Macnica Fuji Electronics Holdings, Inc.	18,100	306,870
Macromill, Inc.	15,200	141,852
Maeda Corp.	59,500	533,718
Maeda Kosen Company, Ltd. (B)	10,000	175,683
Maeda Road Construction Company, Ltd.	19,300	453,956
Maezawa Industries, Inc.	5,000	17,834
Maezawa Kasei Industries Company, Ltd.	4,300	46,933
Maezawa Kyuso Industries Company, Ltd.	4,100	80,132
Makino Milling Machine Company, Ltd.	9,815	484,932
Mamezou Holdings Company, Ltd.	7,000	93,826
Mamiya-Op Company, Ltd.	2,000	18,377
Mandom Corp.	540	14,942
MarkLines Company, Ltd. (B)	5,100	97,771
Mars Group Holdings Corp.	5,300	98,102
Marubun Corp.	7,700	41,834
Marudai Food Company, Ltd.	9,300	197,055
Marufuji Sheet Piling Company, Ltd.	300	5,969
Maruha Nichiro Corp.	16,581	437,716
Maruka Corp.	3,200	67,676
Marumae Company, Ltd.	3,000	28,277
Marusan Securities Company, Ltd.	25,061	124,139
Maruwa Company, Ltd.	3,800	261,766
Maruwa Unyu Kikan Company, Ltd. (B)	6,000	143,029
Maruyama Manufacturing Company, Inc.	900	10,244
Maruzen CHI Holdings Company, Ltd.	4,800	16,430
Maruzen Company, Ltd.	4,100	74,917
Maruzen Showa Unyu Company, Ltd.	5,200	147,645
Marvelous, Inc.	12,700	88,772
Matching Service Japan Company, Ltd.	2,000	27,603
Matsuda Sangyo Company, Ltd.	6,020	86,021
Matsui Construction Company, Ltd.	8,500	60,578
Matsuya Company, Ltd.	1,100	8,510
Matsuyafoods Holdings Company, Ltd.	3,400	137,551
Max Company, Ltd.	5,700	110,603
Maxell Holdings, Ltd.	20,000	268,981
Maxvalu Tokai Company, Ltd.	2,100	42,786
MCJ Company, Ltd.	29,700	217,268
MEC Company, Ltd. (B)	4,900	74,106
Media Do Holdings Company, Ltd.	1,700	56,172
Medical Data Vision Company, Ltd. (A)	4,400	39,827
Medical System Network Company, Ltd.	6,600	34,703
Medius Holdings Company, Ltd.	2,500	18,673
MedPeer, Inc. (A)	2,400	37,617
Megachips Corp.	7,800	172,851
Megmilk Snow Brand Company, Ltd.	18,700	453,908
Meidensha Corp.	14,717	288,485
Meiji Electric Industries Company, Ltd.	2,800	39,720
Meiji Shipping Company, Ltd.	6,300	19,584
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Meiko Electronics Company, Ltd.	8,600	$178,856
Meiko Network Japan Company, Ltd.	9,200	86,492
Meisei Industrial Company, Ltd.	16,200	136,652
Meitec Corp.	10,300	545,276
Meito Sangyo Company, Ltd.	4,300	51,374
Meiwa Corp.	10,600	59,114
Meiwa Estate Company, Ltd.	3,300	17,841
Melco Holdings, Inc.	2,900	81,006
Members Company, Ltd.	2,700	58,658
Menicon Company, Ltd.	9,200	370,995
Mercuria Investment Company, Ltd.	1,700	11,493
Metaps, Inc. (A)	5,300	48,363
METAWATER Company, Ltd.	4,900	178,778
Micronics Japan Company, Ltd.	14,100	149,634
Mie Kotsu Group Holdings, Inc.	19,600	108,376
Mikuni Corp.	8,400	26,116
Milbon Company, Ltd.	10,320	596,421
MIMAKI ENGINEERING Company, Ltd.	5,100	24,202
Mimasu Semiconductor Industry Company, Ltd.	10,000	185,426
Ministop Company, Ltd.	9,800	131,975
Miraca Holdings, Inc.	22,200	549,310
Miraial Company, Ltd.	3,700	47,095
Mirait Holdings Corp. (B)	30,020	448,244
Miroku Jyoho Service Company, Ltd.	6,900	208,189
Misawa Homes Company, Ltd.	9,600	103,920
Mitani Corp.	4,200	207,978
Mitani Sangyo Company, Ltd.	8,100	25,552
Mitani Sekisan Company, Ltd.	3,200	105,664
Mito Securities Company, Ltd.	24,200	61,693
Mitsuba Corp.	16,500	110,166
Mitsubishi Kakoki Kaisha, Ltd.	2,600	45,110
Mitsubishi Logisnext Company, Ltd.	13,300	148,891
Mitsubishi Paper Mills, Ltd.	13,838	64,681
Mitsubishi Pencil Company, Ltd.	8,100	127,689
Mitsubishi Research Institute, Inc.	2,100	80,181
Mitsubishi Shokuhin Company, Ltd.	5,900	156,678
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	49,555
Mitsuboshi Belting, Ltd.	9,300	177,659
Mitsui E&S Holdings Company, Ltd. (A)	32,900	270,164
Mitsui High-Tec, Inc.	6,600	123,694
Mitsui Matsushima Holdings Company, Ltd.	6,500	71,270
Mitsui Mining & Smelting Company, Ltd.	25,100	631,552
Mitsui Sugar Company, Ltd.	7,300	154,421
Mitsui-Soko Holdings Company, Ltd.	9,500	172,566
Mitsumura Printing Company, Ltd.	400	6,439
Mitsuuroko Group Holdings Company, Ltd.	13,800	180,483
Mixi, Inc.	17,800	340,456
Miyaji Engineering Group, Inc.	2,600	49,269
Miyoshi Oil & Fat Company, Ltd.	2,600	30,526
Mizuho Leasing Company, Ltd.	10,600	314,818
Mizuho Medy Company, Ltd.	800	21,711
Mizuno Corp.	8,600	221,179
Mobile Factory, Inc. (A)	3,400	44,015
Mochida Pharmaceutical Company, Ltd.	1,000	40,229
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Modec, Inc.	8,400	$189,973
Molitec Steel Company, Ltd.	6,100	23,323
Monex Group, Inc. (B)	74,300	192,991
Money Partners Group Company, Ltd.	4,700	10,658
MORESCO Corp.	3,000	37,763
Mori-Gumi Company, Ltd.	3,900	11,187
Morinaga Milk Industry Company, Ltd.	13,400	559,783
Morita Holdings Corp.	11,100	177,960
Morito Company, Ltd.	9,500	69,404
Morningstar Japan KK	3,300	11,884
Morozoff, Ltd.	1,000	45,330
Mory Industries, Inc.	2,200	48,322
MrMax Holdings, Ltd.	11,300	51,066
MTI, Ltd.	11,700	74,346
Mugen Estate Company, Ltd.	4,300	29,311
Murakami Corp.	2,600	65,060
Musashi Company, Ltd.	900	17,148
Musashi Seimitsu Industry Company, Ltd.	18,700	260,271
Mutoh Holdings Company, Ltd.	600	9,895
Mynet, Inc. (A)	3,800	20,675
N Field Company, Ltd.	3,200	20,106
NAC Company, Ltd.	5,500	53,170
Nachi-Fujikoshi Corp.	7,100	328,659
Nadex Company, Ltd.	1,200	10,001
Nafco Company, Ltd.	5,000	69,436
Nagano Keiki Company, Ltd.	5,500	37,366
Nagase & Company, Ltd.	22,100	324,308
Nagatanien Holdings Company, Ltd.	4,500	88,498
Nagawa Company, Ltd. (B)	2,600	180,218
Naigai Trans Line, Ltd.	2,800	37,398
Nakabayashi Company, Ltd.	8,300	44,686
Nakamoto Packs Company, Ltd.	800	10,899
Nakamuraya Company, Ltd.	1,600	64,667
Nakanishi, Inc.	5,800	115,148
Nakano Corp.	4,800	21,146
Nakayama Steel Works, Ltd.	10,000	44,173
Nakayamafuku Company, Ltd.	4,400	21,759
Nakayo, Inc.	1,000	15,402
Namura Shipbuilding Company, Ltd. (B)	21,772	56,172
Narasaki Sangyo Company, Ltd.	1,600	28,762
Natori Company, Ltd.	4,000	62,086
NEC Capital Solutions, Ltd.	3,800	85,580
NEC Networks & System Integration Corp.	3,900	121,971
Neturen Company, Ltd.	15,300	122,878
New Japan Chemical Company, Ltd. (A)	8,300	16,237
Nextage Company, Ltd.	5,800	63,431
Nexyz Group Corp. (B)	2,600	44,631
NF Corp.	2,500	62,167
NFC Holdings, Inc.	600	11,967
NHK Spring Company, Ltd.	21,600	190,937
Nicca Chemical Company, Ltd. (B)	2,500	20,337
Nice Holdings, Inc. (A)	2,300	22,916
Nichia Steel Works, Ltd.	11,800	37,019
Nichias Corp.	24,200	579,529
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Nichiban Company, Ltd.	4,700	$82,015
Nichicon Corp.	19,873	219,529
Nichiden Corp.	6,200	117,948
Nichiha Corp.	9,700	245,143
NichiiGakkan Company, Ltd.	15,500	231,268
Nichi-iko Pharmaceutical Company, Ltd.	15,600	189,112
Nichimo Company, Ltd.	700	12,702
Nichireki Company, Ltd.	11,100	131,853
Nichirin Company, Ltd.	4,690	83,453
Nihon Chouzai Company, Ltd.	2,480	85,653
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	26,327
Nihon Dengi Company, Ltd.	1,100	30,525
Nihon Denkei Company, Ltd.	1,400	15,764
Nihon Flush Company, Ltd.	4,300	110,594
Nihon House Holdings Company, Ltd.	25,400	111,975
Nihon Kagaku Sangyo Company, Ltd.	3,200	29,631
Nihon Nohyaku Company, Ltd.	15,800	83,520
Nihon Parkerizing Company, Ltd.	31,500	334,657
Nihon Plast Company, Ltd. (B)	7,300	46,727
Nihon Tokushu Toryo Company, Ltd.	6,000	76,872
Nihon Yamamura Glass Company, Ltd.	2,800	32,236
Niitaka Company, Ltd.	800	12,357
Nikkato Corp.	2,200	15,246
Nikkiso Company, Ltd.	23,400	288,862
Nikko Company, Ltd.	11,600	78,679
Nikkon Holdings Company, Ltd.	21,400	531,474
Nippi, Inc.	400	13,989
Nippon Air Conditioning Services Company, Ltd. (B)	12,100	85,906
Nippon Aqua Company, Ltd.	2,800	17,067
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	89,971
Nippon Carbide Industries Company, Inc.	2,500	33,421
Nippon Carbon Company, Ltd. (B)	5,600	218,215
Nippon Chemical Industrial Company, Ltd.	2,500	73,337
Nippon Chemi-Con Corp.	6,927	130,514
Nippon Chemiphar Company, Ltd.	1,100	29,868
Nippon Coke & Engineering Company, Ltd.	61,100	45,823
Nippon Commercial Development Company, Ltd. (B)	3,700	53,671
Nippon Concept Corp.	3,300	42,935
Nippon Concrete Industries Company, Ltd.	18,600	45,787
Nippon Denko Company, Ltd.	51,000	82,060
Nippon Densetsu Kogyo Company, Ltd.	12,900	265,846
Nippon Dry-Chemical Company, Ltd.	900	12,048
Nippon Felt Company, Ltd.	2,700	12,217
Nippon Filcon Company, Ltd.	5,600	26,980
Nippon Fine Chemical Company, Ltd.	4,400	50,237
Nippon Flour Mills Company, Ltd.	18,500	287,463
Nippon Gas Company, Ltd.	14,200	449,019
Nippon Hume Corp.	8,600	64,521
Nippon Kanzai Company, Ltd.	2,700	48,777
Nippon Kayaku Company, Ltd.	5,700	71,232
Nippon Kinzoku Company, Ltd.	1,300	11,282
Nippon Kodoshi Corp.	2,000	24,260
Nippon Koei Company, Ltd.	6,800	209,289
Nippon Koshuha Steel Company, Ltd.	2,400	9,585
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon Light Metal Holdings Company, Ltd.	234,200	$477,603
Nippon Paper Industries Company, Ltd.	9,700	169,335
Nippon Parking Development Company, Ltd.	102,300	156,198
Nippon Pillar Packing Company, Ltd.	9,400	128,517
Nippon Piston Ring Company, Ltd.	3,400	44,544
Nippon Rietec Company, Ltd.	3,000	34,845
Nippon Seiki Company, Ltd.	14,100	235,958
Nippon Seisen Company, Ltd.	1,600	43,274
Nippon Sharyo, Ltd. (A)	4,900	141,560
Nippon Sheet Glass Company, Ltd.	45,000	265,931
Nippon Signal Company, Ltd.	18,400	217,850
Nippon Soda Company, Ltd.	10,000	267,308
Nippon Steel Trading Corp.	5,968	274,478
Nippon Suisan Kaisha, Ltd.	59,800	359,210
Nippon Systemware Company, Ltd.	3,800	86,721
Nippon Thompson Company, Ltd.	27,200	122,924
Nippon Yakin Kogyo Company, Ltd.	5,920	126,403
Nipro Corp.	28,300	340,275
Nireco Corp.	1,900	17,958
Nishikawa Rubber Company, Ltd.	4,100	69,293
Nishimatsu Construction Company, Ltd.	22,500	491,507
Nishimatsuya Chain Company, Ltd.	27,100	246,382
Nishimoto Company, Ltd.	1,500	53,476
Nishi-Nippon Financial Holdings, Inc.	50,700	391,822
Nishi-Nippon Railroad Company, Ltd.	18,200	429,057
Nishio Rent All Company, Ltd.	8,800	243,829
Nissan Shatai Company, Ltd.	22,700	229,821
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	21,010
Nissei ASB Machine Company, Ltd.	3,700	161,765
Nissei Corp.	1,100	12,060
Nissei Plastic Industrial Company, Ltd.	7,100	67,004
Nissha Company, Ltd.	9,700	99,737
Nisshin Fudosan Company, Ltd.	12,000	54,045
Nisshinbo Holdings, Inc.	83,557	766,258
Nissin Corp.	6,000	95,215
Nissin Electric Company, Ltd.	19,300	202,645
Nissin Kogyo Company, Ltd.	16,000	325,717
Nissin Sugar Company, Ltd.	4,100	74,855
Nissui Pharmaceutical Company, Ltd.	3,800	45,082
Nitta Corp.	7,900	229,416
Nitta Gelatin, Inc.	3,400	21,735
Nittan Valve Company, Ltd.	4,000	9,686
Nittetsu Mining Company, Ltd.	2,400	98,753
Nitto Boseki Company, Ltd.	8,045	296,643
Nitto Fuji Flour Milling Company, Ltd.	400	23,177
Nitto Kogyo Corp.	10,200	232,458
Nitto Kohki Company, Ltd.	3,400	68,247
Nitto Seiko Company, Ltd.	18,800	112,444
Nittoc Construction Company, Ltd.	11,100	78,800
NJS Company, Ltd.	3,400	53,736
nms Holdings Company	2,400	11,816
Noda Corp.	2,500	19,885
Noevir Holdings Company, Ltd.	5,300	300,575
Nohmi Bosai, Ltd.	5,600	120,666
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Nojima Corp.	11,800	$244,863
Nomura Company, Ltd.	35,000	449,934
Noritake Company, Ltd.	4,200	178,275
Noritsu Koki Company, Ltd. (B)	8,700	151,376
Noritz Corp.	12,900	166,197
North Pacific Bank, Ltd.	112,600	246,096
Nozawa Corp.	2,600	15,798
NS Tool Company, Ltd. (B)	2,700	56,488
NS United Kaiun Kaisha, Ltd.	3,800	80,317
NSD Company, Ltd.	13,306	433,778
NTN Corp.	169,500	525,511
NuFlare Technology, Inc.	1,900	206,410
OAK Capital Corp.	16,400	19,794
Oat Agrio Company, Ltd.	400	5,677
Obara Group, Inc.	4,200	148,609
Odelic Company, Ltd.	2,000	75,769
Oenon Holdings, Inc.	26,700	99,866
Ohara, Inc.	2,700	36,014
Ohashi Technica, Inc.	4,900	65,130
Ohba Company, Ltd.	600	4,258
Ohmoto Gumi Company, Ltd.	400	18,309
Ohsho Food Service Corp.	4,500	270,466
Oiles Corp.	9,372	144,275
Okabe Company, Ltd.	20,200	170,500
Okada Aiyon Corp.	2,200	24,684
Okamoto Industries, Inc.	4,700	179,222
Okamoto Machine Tool Works, Ltd.	1,300	35,246
Okamura Corp.	24,600	244,185
Okasan Securities Group, Inc.	70,300	261,541
Okaya Electric Industries Company, Ltd.	2,700	9,311
Oki Electric Industry Company, Ltd.	34,600	476,795
Okinawa Cellular Telephone Company	4,100	145,636
OKK Corp.	2,500	15,472
OKUMA Corp.	8,976	496,620
Okumura Corp.	11,100	307,767
Okura Industrial Company, Ltd.	3,400	61,084
Okuwa Company, Ltd.	13,300	172,427
Olympic Group Corp.	3,100	18,279
ONO Sokki Company, Ltd.	2,000	9,797
Onoken Company, Ltd.	7,100	85,633
Onward Holdings Company, Ltd.	53,300	308,596
Ootoya Holdings Company, Ltd.	2,000	43,916
Open Door, Inc. (A)(B)	4,800	80,757
Optex Group Company, Ltd.	8,200	121,046
Organo Corp.	3,300	200,388
Orient Corp.	17,800	25,861
Origin Company, Ltd.	2,200	30,504
Oro Company, Ltd. (B)	1,400	55,816
Osaka Organic Chemical Industry, Ltd.	9,100	116,570
Osaka Soda Company, Ltd.	6,600	183,786
Osaka Steel Company, Ltd.	5,800	75,363
OSAKA Titanium Technologies Company, Ltd.	9,000	129,745
Osaki Electric Company, Ltd.	18,300	124,360
OSG Corp.	5,700	116,427
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
OSJB Holdings Corp.	59,900	$146,158
OUG Holdings, Inc.	1,200	29,716
Outsourcing, Inc.	47,900	525,146
Oyo Corp.	13,200	168,572
Ozu Corp.	2,000	33,036
Pacific Industrial Company, Ltd.	16,600	229,072
Pacific Metals Company, Ltd.	7,700	169,187
PAL GROUP Holdings Company, Ltd.	5,100	164,929
Paltek Corp.	1,800	8,708
PAPYLESS Company, Ltd.	600	10,399
Paraca, Inc.	2,500	46,880
Paramount Bed Holdings Company, Ltd.	7,500	294,966
Parco Company, Ltd.	11,600	141,974
Paris Miki Holdings, Inc.	9,700	25,467
Parker Corp.	4,000	18,911
Pasona Group, Inc.	9,900	151,363
PC Depot Corp.	13,900	60,311
PCA Corp.	1,200	47,657
PCI Holdings, Inc.	800	16,480
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	36,398
Penta-Ocean Construction Company, Ltd.	114,000	657,610
Pepper Food Service Company, Ltd. (B)	2,900	34,421
Phil Company, Inc. (A)(B)	1,400	52,711
PIA Corp.	1,500	66,093
Pickles Corp.	2,100	53,144
Pilot Corp.	5,000	192,566
Piolax, Inc.	13,100	259,885
Plant Company, Ltd.	900	5,413
Plenus Company, Ltd.	5,400	95,084
Poletowin Pitcrew Holdings, Inc.	12,800	123,865
Press Kogyo Company, Ltd.	35,700	144,665
Pressance Corp.	14,400	231,210
Prestige International, Inc.	40,100	334,556
Prima Meat Packers, Ltd.	12,300	285,325
Pronexus, Inc.	6,000	66,211
Properst Company, Ltd.	9,300	18,229
Pro-Ship, Inc.	1,000	11,793
Prospect Company, Ltd. (A)	148,000	41,914
Proto Corp.	10,200	96,983
PS Mitsubishi Construction Company, Ltd.	15,900	101,347
Punch Industry Company, Ltd.	6,700	35,607
Qol Holdings Company, Ltd.	9,400	136,961
Quick Company, Ltd.	5,200	80,963
Raccoon Holdings, Inc.	6,900	43,280
Raito Kogyo Company, Ltd.	18,200	258,252
Raiznext Corp.	17,500	197,510
Rakus Company, Ltd.	14,000	260,879
Rasa Corp.	2,900	23,444
Rasa Industries, Ltd. (B)	3,800	51,770
Raysum Company, Ltd.	6,600	62,452
RECOMM Company, Ltd.	19,800	24,811
Relia, Inc.	17,000	219,928
Renaissance, Inc.	6,100	97,756
Rengo Company, Ltd.	23,500	174,496
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
RENOVA, Inc. (A)	5,000	$52,039
Renown, Inc. (A)(B)	15,500	16,434
Resorttrust, Inc.	33,600	564,467
Restar Holdings Corp.	2,900	52,861
Retail Partners Company, Ltd.	5,300	45,067
Rheon Automatic Machinery Company, Ltd.	8,900	135,466
Rhythm Watch Company, Ltd.	2,000	17,138
Riberesute Corp.	2,000	15,094
Ricoh Leasing Company, Ltd.	6,900	240,763
Ride On Express Holdings Company, Ltd.	3,400	60,694
Right On Company, Ltd. (B)	7,900	44,306
Riken Corp.	3,700	144,505
Riken Keiki Company, Ltd.	5,400	114,288
Riken Technos Corp.	19,000	86,716
Riken Vitamin Company, Ltd.	3,900	144,966
Ringer Hut Company, Ltd.	10,800	241,651
Rion Company, Ltd.	4,200	114,101
Riso Kagaku Corp.	6,400	111,261
Riso Kyoiku Company, Ltd.	48,000	182,579
Rock Field Company, Ltd.	6,500	88,020
Rokko Butter Company, Ltd.	6,500	104,454
Roland DG Corp.	6,300	121,260
Rorze Corp.	4,600	171,051
Round One Corp.	27,500	277,095
Royal Holdings Company, Ltd.	12,200	281,509
Rozetta Corp. (A)	3,500	129,746
RS Technologies Company, Ltd. (B)	1,500	51,030
Ryobi, Ltd.	12,600	241,521
Ryoden Corp.	6,900	103,734
Ryosan Company, Ltd.	7,729	205,385
Ryoyo Electro Corp.	10,000	185,798
S Foods, Inc.	6,600	182,817
S Line Company, Ltd.	2,000	18,172
S&B Foods, Inc.	1,500	55,328
Sac's Bar Holdings, Inc.	7,300	60,764
Sagami Rubber Industries Company, Ltd.	2,000	34,220
Saibu Gas Company, Ltd.	10,900	250,839
Saison Information Systems Company, Ltd.	1,000	18,971
Saizeriya Company, Ltd.	13,900	328,735
Sakai Chemical Industry Company, Ltd.	5,800	131,663
Sakai Heavy Industries, Ltd.	1,600	44,193
Sakai Moving Service Company, Ltd.	3,600	228,140
Sakai Ovex Company, Ltd.	2,000	33,015
Sakata INX Corp.	22,900	248,634
Sakura Internet, Inc.	4,500	27,414
Sala Corp. (B)	28,600	161,663
Samco, Inc.	1,600	17,308
SAMTY Company, Ltd.	10,400	198,780
San Holdings, Inc.	3,400	42,294
San ju San Financial Group, Inc.	8,020	124,670
San-A Company, Ltd.	6,900	316,200
San-Ai Oil Company, Ltd.	23,600	227,421
Sanden Holdings Corp. (A)	8,800	61,667
Sanei Architecture Planning Company, Ltd.	4,100	61,101
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Sangetsu Corp.	7,700	$148,724
Sanix, Inc. (A)(B)	12,300	42,139
Sanken Electric Company, Ltd.	8,587	250,011
Sanki Engineering Company, Ltd.	18,100	240,876
Sanko Gosei, Ltd.	3,100	12,152
Sanko Metal Industrial Company, Ltd.	600	14,285
Sankyo Frontier Company, Ltd.	1,300	44,924
Sankyo Seiko Company, Ltd.	10,400	56,583
Sankyo Tateyama, Inc.	13,500	152,705
Sanoh Industrial Company, Ltd. (B)	12,900	155,145
Sanoyas Holdings Corp.	9,400	15,469
Sansei Landic Company, Ltd.	1,100	8,830
Sansei Technologies, Inc. (B)	3,900	33,127
Sansha Electric Manufacturing Company, Ltd.	4,100	28,237
Sanshin Electronics Company, Ltd.	6,200	94,852
Sanyo Chemical Industries, Ltd.	5,200	264,860
Sanyo Denki Company, Ltd.	4,000	201,539
Sanyo Electric Railway Company, Ltd.	7,300	150,832
Sanyo Engineering & Construction, Inc.	1,900	12,557
Sanyo Housing Nagoya Company, Ltd.	5,700	52,086
Sanyo Shokai, Ltd.	7,500	94,783
Sanyo Special Steel Company, Ltd.	8,829	121,217
Sanyo Trading Company, Ltd.	3,800	82,013
Sapporo Holdings, Ltd.	19,200	465,719
Sata Construction Company, Ltd.	1,800	6,680
Sato Holdings Corp.	11,400	352,324
Sato Shoji Corp.	4,900	40,737
Satori Electric Company, Ltd.	7,100	58,975
Sawada Holdings Company, Ltd.	9,800	79,514
Saxa Holdings, Inc.	1,800	32,373
SB Technology Corp. (B)	3,400	62,179
SBS Holdings, Inc. (B)	9,600	174,341
Scala, Inc.	7,500	53,614
Scroll Corp. (B)	12,700	40,453
SEC Carbon, Ltd.	500	41,171
Seed Company, Ltd.	3,300	30,445
Seika Corp.	3,800	48,706
Seikagaku Corp.	14,500	166,682
Seikitokyu Kogyo Company, Ltd.	13,200	104,875
Seiko Holdings Corp.	9,500	245,060
Seiko PMC Corp.	5,600	51,509
Seikoh Giken Company, Ltd.	1,200	38,796
Seiren Company, Ltd.	19,400	271,325
Sekisui Jushi Corp.	10,300	211,291
Sekisui Plastics Company, Ltd.	9,800	71,167
Senko Group Holdings Company, Ltd.	39,400	326,370
Senshu Electric Company, Ltd.	4,100	107,021
Senshu Ikeda Holdings, Inc.	92,900	178,381
Senshukai Company, Ltd. (A)	17,000	68,196
Seria Company, Ltd.	4,700	123,783
SFP Holdings Company, Ltd.	2,300	46,230
Shibaura Electronics Company, Ltd.	2,700	84,514
Shibaura Mechatronics Corp.	1,600	58,401
Shibuya Corp.	6,300	178,917
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Shidax Corp. (A)	6,600	$16,224
SHIFT, Inc. (A)	600	43,134
Shikibo, Ltd.	2,100	18,144
Shikoku Chemicals Corp.	13,800	161,370
Shima Seiki Manufacturing, Ltd.	11,200	282,699
Shimachu Company, Ltd.	16,400	447,023
Shimojima Company, Ltd.	3,900	44,474
Shin Nippon Air Technologies Company, Ltd.	5,200	106,317
Shin Nippon Biomedical Laboratories, Ltd. (A)	10,300	74,405
Shinagawa Refractories Company, Ltd.	2,800	81,690
Shindengen Electric Manufacturing Company, Ltd.	3,400	113,687
Shin-Etsu Polymer Company, Ltd.	19,800	173,333
Shin-Keisei Electric Railway Company, Ltd.	2,200	46,303
Shinko Electric Industries Company, Ltd.	27,700	279,840
Shinko Shoji Company, Ltd.	13,400	108,197
Shinmaywa Industries, Ltd.	22,000	291,874
Shinnihon Corp.	9,600	81,870
Shinoken Group Company, Ltd.	6,400	72,336
Shinsho Corp.	1,500	35,317
Shinwa Company, Ltd.	4,600	98,375
Shizuki Electric Company, Inc.	5,000	27,651
Shizuoka Gas Company, Ltd.	25,300	211,005
Shobunsha Publications, Inc. (A)	4,100	15,479
Shoei Company, Ltd.	5,600	256,453
Shoei Foods Corp. (B)	2,900	88,824
Shofu, Inc.	3,500	53,603
Shoko Company, Ltd. (A)	1,700	11,065
Showa Aircraft Industry Company, Ltd.	800	16,488
Showa Corp.	20,400	425,237
Showa Sangyo Company, Ltd.	6,300	184,322
Showa Shinku Company, Ltd.	900	13,991
Sigma Koki Company, Ltd.	1,800	29,023
SIGMAXYZ, Inc.	7,600	150,777
Siix Corp.	14,700	203,081
Sinanen Holdings Company, Ltd.	3,100	55,774
Sinfonia Technology Company, Ltd.	10,000	125,720
Sinko Industries, Ltd.	8,100	140,297
Sintokogio, Ltd.	16,800	157,653
SK Kaken Company, Ltd.	200	86,229
SK-Electronics Company, Ltd.	4,900	94,507
SKY Perfect JSAT Holdings, Inc.	55,800	238,789
SMK Corp.	1,800	48,627
SMS Company, Ltd.	6,200	168,041
Snow Peak, Inc.	5,100	50,791
SNT Corp.	11,900	49,079
Soda Nikka Company, Ltd.	5,800	32,579
Sodick Company, Ltd.	25,800	241,932
Soft99 Corp.	2,100	19,441
Softbrain Company, Ltd.	6,100	31,690
Softcreate Holdings Corp.	2,100	34,582
Software Service, Inc.	900	96,907
Sogo Medical Holdings Company, Ltd.	6,800	126,515
Soiken Holdings, Inc.	2,500	13,507
Soken Chemical & Engineering Company, Ltd.	2,800	36,491
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Solasto Corp. (B)	17,900	$214,442
SoldOut, Inc.	500	8,167
Soliton Systems KK	3,800	38,019
Soshin Electric Company, Ltd.	2,400	10,978
Sotoh Company, Ltd.	2,400	21,477
Sourcenext Corp.	19,200	87,827
Space Company, Ltd.	2,970	35,692
Space Value Holdings Company, Ltd.	14,700	68,639
Sparx Group Company, Ltd.	47,100	109,857
SPK Corp.	900	23,296
S-Pool, Inc.	26,400	168,655
SRA Holdings	4,000	93,240
SRS Holdings Company, Ltd.	11,400	108,933
ST Corp.	4,300	67,542
St. Marc Holdings Company, Ltd.	6,600	141,497
Star Mica Holdings Company, Ltd.	4,200	69,184
Star Micronics Company, Ltd.	15,600	220,628
Starts Corp., Inc.	12,800	310,635
Starzen Company, Ltd.	2,900	118,312
St-Care Holding Corp.	3,300	15,446
Stella Chemifa Corp.	3,500	104,380
Step Company, Ltd.	2,000	28,545
Strike Company, Ltd.	3,900	156,896
Studio Alice Company, Ltd.	5,400	95,199
Subaru Enterprise Company, Ltd.	700	49,965
Sugimoto & Company, Ltd.	4,500	82,291
Sumida Corp.	10,600	124,795
Suminoe Textile Company, Ltd.	2,199	57,331
Sumiseki Holdings, Inc.	21,100	28,943
Sumitomo Bakelite Company, Ltd.	3,900	154,092
Sumitomo Densetsu Company, Ltd.	7,500	170,441
Sumitomo Mitsui Construction Company, Ltd.	62,760	344,411
Sumitomo Osaka Cement Company, Ltd.	16,000	667,646
Sumitomo Precision Products Company, Ltd. (A)	900	28,436
Sumitomo Riko Company, Ltd.	15,300	139,538
Sumitomo Seika Chemicals Company, Ltd.	3,900	123,904
Sun Frontier Fudousan Company, Ltd.	14,200	165,993
Suncall Corp.	7,800	34,594
Sun-Wa Technos Corp.	3,900	42,089
Sushiro Global Holdings, Ltd.	700	55,095
Suzuden Corp.	900	11,865
Suzuki Company, Ltd.	3,500	26,047
SWCC Showa Holdings Company, Ltd.	11,300	105,593
Synchro Food Company, Ltd. (A)	1,500	7,201
System Information Company, Ltd.	2,200	22,277
System Research Company, Ltd.	800	13,206
Systemsoft Corp.	10,000	10,148
Systena Corp.	28,700	459,281
Syuppin Company, Ltd.	5,600	57,843
T Hasegawa Company, Ltd. (B)	12,700	229,168
T RAD Company, Ltd.	1,900	35,573
T&K Toka Company, Ltd.	8,000	73,046
Tachibana Eletech Company, Ltd.	6,500	104,309
Tachikawa Corp.	3,700	48,206
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Tachi-S Company, Ltd.	13,500	$176,112
Tadano, Ltd. (B)	42,500	416,021
Taihei Dengyo Kaisha, Ltd.	6,400	135,983
Taiheiyo Kouhatsu, Inc.	1,200	8,896
Taiho Kogyo Company, Ltd.	8,000	63,069
Taikisha, Ltd.	7,700	256,847
Taisei Lamick Company, Ltd.	2,500	65,890
Taiyo Holdings Company, Ltd.	6,000	231,228
Takachiho Koheki Company, Ltd.	1,300	13,070
Takagi Seiko Corp.	400	10,325
Takamatsu Construction Group Company, Ltd.	5,900	147,709
Takamatsu Machinery Company, Ltd.	1,100	8,697
Takamiya Company, Ltd.	9,700	64,512
Takano Company, Ltd.	2,400	18,121
Takaoka Toko Company, Ltd.	3,970	42,255
Takara Leben Company, Ltd.	37,000	164,573
Takara Printing Company, Ltd.	4,400	69,057
Takara Standard Company, Ltd.	13,200	242,449
Takasago International Corp.	5,600	132,452
Takasago Thermal Engineering Company, Ltd.	18,500	321,056
Takashima & Company, Ltd.	1,400	21,840
Takashimaya Company, Ltd.	3,600	42,529
Take And Give Needs Company, Ltd.	3,980	48,204
TAKEBISHI Corp.	2,500	33,472
Takeei Corp.	9,900	113,777
Takemoto Yohki Company, Ltd.	4,400	40,386
Takeuchi Manufacturing Company, Ltd.	16,600	256,447
Takihyo Company, Ltd.	1,600	28,210
Takisawa Machine Tool Company, Ltd.	2,600	33,127
Takuma Company, Ltd.	25,700	294,609
Tama Home Company, Ltd. (B)	9,800	165,139
Tamron Company, Ltd.	8,800	205,632
Tamura Corp.	23,200	140,638
Tanabe Consulting Company, Ltd.	900	10,529
TANABE ENGINEERING Corp.	1,900	14,164
Tanseisha Company, Ltd. (B)	18,000	195,434
Taoka Chemical Company, Ltd.	500	42,192
Tateru, Inc. (A)	5,700	13,131
Tatsuta Electric Wire & Cable Company, Ltd.	18,300	98,222
Tayca Corp.	6,700	121,273
Tazmo Company, Ltd.	2,100	23,120
TBK Company, Ltd.	6,000	23,640
TDC Soft, Inc.	6,600	54,872
Tear Corp.	4,900	26,674
TechMatrix Corp. (B)	7,900	170,615
TECHNO ASSOCIE Company, Ltd.	1,000	8,893
TECHNO HORIZON HOLDINGS Company, Ltd.	2,700	19,893
Techno Medica Company, Ltd.	1,500	28,801
Techno Ryowa, Ltd.	3,800	29,617
Techno Smart Corp.	3,200	30,949
Tecnos Japan, Inc.	6,000	27,430
Teikoku Electric Manufacturing Company, Ltd.	9,200	112,006
Teikoku Sen-I Company, Ltd.	6,300	116,860
Teikoku Tsushin Kogyo Company, Ltd.	2,800	30,981
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tekken Corp.	5,800	$149,818
Temairazu, Inc.	800	44,208
Tenma Corp.	7,100	129,543
Tenox Corp.	2,100	16,186
Tenpos Holdings Company, Ltd.	900	18,214
Teraoka Seisakusho Company, Ltd.	2,900	13,387
Terilogy Company, Ltd. (A)(B)	2,100	16,302
TESEC Corp.	1,400	14,632
T-Gaia Corp.	8,200	196,167
The 77 Bank, Ltd.	24,500	395,841
The Aichi Bank, Ltd.	3,600	124,607
The Akita Bank, Ltd.	6,800	136,740
The Aomori Bank, Ltd.	8,000	205,013
The Awa Bank, Ltd.	13,700	333,127
The Bank of Iwate, Ltd.	6,700	179,917
The Bank of Kochi, Ltd.	2,600	22,323
The Bank of Nagoya, Ltd.	5,200	160,272
The Bank of Okinawa, Ltd.	8,905	301,357
The Bank of Saga, Ltd.	6,500	101,355
The Bank of Toyama, Ltd.	500	12,007
The Chiba Kogyo Bank, Ltd.	26,000	80,606
The Chugoku Bank, Ltd.	21,100	211,278
The Chukyo Bank, Ltd.	4,600	94,452
The Daito Bank, Ltd.	2,800	16,104
The Ehime Bank, Ltd.	14,250	158,445
The First Bank of Toyama, Ltd.	18,300	58,084
The Fukui Bank, Ltd.	8,918	136,055
The Fukushima Bank, Ltd.	7,400	20,980
The Furukawa Battery Company, Ltd.	5,900	42,203
The Gunma Bank, Ltd.	45,500	161,467
The Hiroshima Bank, Ltd.	43,200	213,328
The Hokkoku Bank, Ltd.	10,700	338,683
The Hyakugo Bank, Ltd.	83,700	271,691
The Hyakujushi Bank, Ltd.	10,100	209,834
The Iyo Bank, Ltd.	35,700	195,835
The Japan Steel Works, Ltd.	25,000	516,240
The Japan Wool Textile Company, Ltd.	24,500	238,183
The Juroku Bank, Ltd.	11,600	280,494
The Keihin Company, Ltd.	1,000	12,069
The Keiyo Bank, Ltd.	41,900	240,667
The Kinki Sharyo Company, Ltd. (A)	1,200	16,463
The Kita-Nippon Bank, Ltd.	2,600	50,390
The Kiyo Bank, Ltd.	22,939	359,577
The Kosei Securities Company, Ltd.	1,900	11,756
The Michinoku Bank, Ltd.	6,400	91,457
The Miyazaki Bank, Ltd.	4,700	112,876
The Monogatari Corp.	2,700	212,842
The Musashino Bank, Ltd.	11,600	205,692
The Nagano Bank, Ltd.	3,900	61,157
The Nanto Bank, Ltd.	12,400	314,246
The Nippon Road Company, Ltd.	2,800	178,461
The Nisshin Oillio Group, Ltd.	9,500	337,891
The Ogaki Kyoritsu Bank, Ltd.	14,800	342,853
The Oita Bank, Ltd.	4,000	104,078
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
The Okinawa Electric Power Company, Inc.	17,300	$314,474
The Pack Corp.	5,900	207,232
The San-In Godo Bank, Ltd.	56,000	346,698
The Shibusawa Warehouse Company, Ltd.	3,500	69,713
The Shiga Bank, Ltd.	16,500	410,408
The Shikoku Bank, Ltd.	14,900	139,687
The Shimane Bank, Ltd.	200	1,320
The Shimizu Bank, Ltd.	3,900	78,045
The Sumitomo Warehouse Company, Ltd.	23,876	327,502
The Taiko Bank, Ltd.	3,400	54,279
The Tochigi Bank, Ltd.	38,700	81,414
The Toho Bank, Ltd.	84,600	217,427
The Tohoku Bank, Ltd.	3,800	35,617
The Torigoe Company, Ltd.	5,900	50,802
The Tottori Bank, Ltd.	3,400	42,800
The Towa Bank, Ltd.	14,100	114,909
The Yamagata Bank, Ltd.	10,600	154,564
The Yamanashi Chuo Bank, Ltd.	11,251	118,220
The Zenitaka Corp.	600	21,909
Tigers Polymer Corp.	3,800	20,496
TKC Corp.	4,100	192,777
Toa Corp. (Hyogo)	8,800	88,193
Toa Corp. (Tokyo) (B)	6,800	94,546
Toa Oil Company, Ltd. (B)	4,000	90,089
TOA ROAD Corp.	1,500	47,342
Toabo Corp.	3,800	19,910
Toagosei Company, Ltd.	48,000	547,055
Toba, Inc.	800	21,419
Tobishima Corp.	9,420	123,445
TOC Company, Ltd.	18,000	144,512
Tocalo Company, Ltd.	27,800	281,840
Toda Corp.	26,600	163,069
Toda Kogyo Corp.	1,300	26,034
Toei Animation Company, Ltd.	2,700	127,581
Toei Company, Ltd.	300	47,078
Toell Company, Ltd.	3,900	28,149
Toenec Corp.	3,100	103,222
Togami Electric Manufacturing Company, Ltd.	600	10,600
Toho Acetylene Company, Ltd.	900	11,199
Toho Company, Ltd.	3,700	62,693
Toho Holdings Company, Ltd.	17,500	402,302
Toho Titanium Company, Ltd.	15,700	138,579
Toho Zinc Company, Ltd.	5,500	106,593
Tohoku Steel Company, Ltd.	500	6,451
Tohokushinsha Film Corp.	5,400	36,275
Tohto Suisan Company, Ltd.	1,200	29,007
Tokai Corp.	6,800	176,659
TOKAI Holdings Corp.	33,300	328,570
Tokai Lease Company, Ltd.	300	4,517
Tokai Rika Company, Ltd.	20,900	407,877
Tokai Tokyo Financial Holdings, Inc.	89,800	275,767
Token Corp.	3,850	257,044
Tokushu Tokai Paper Company, Ltd.	3,900	144,266
Tokuyama Corp.	25,000	675,228
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tokyo Base Company, Ltd. (A)	7,500	$49,961
Tokyo Dome Corp.	32,300	300,968
Tokyo Electron Device, Ltd.	3,000	61,748
Tokyo Energy & Systems, Inc.	10,200	87,344
Tokyo Individualized Educational Institute, Inc.	3,300	22,411
Tokyo Keiki, Inc.	4,200	38,561
Tokyo Kiraboshi Financial Group, Inc.	11,358	158,938
Tokyo Ohka Kogyo Company, Ltd.	8,300	309,482
Tokyo Rakutenchi Company, Ltd.	1,200	67,619
Tokyo Rope Manufacturing Company, Ltd.	7,200	75,116
Tokyo Sangyo Company, Ltd.	6,600	33,728
Tokyo Seimitsu Company, Ltd.	16,500	593,457
Tokyo Steel Manufacturing Company, Ltd.	43,200	330,196
Tokyo Tekko Company, Ltd.	3,500	48,261
Tokyo Theatres Company, Inc.	2,400	30,711
Tokyotokeiba Company, Ltd.	5,000	158,106
Tokyu Construction Company, Ltd.	35,000	249,280
Tokyu Recreation Company, Ltd.	800	38,174
Toli Corp.	17,800	50,007
Tomato Bank, Ltd.	3,200	31,106
Tomen Devices Corp.	900	22,872
Tomoe Corp.	7,600	27,590
Tomoe Engineering Company, Ltd.	3,700	77,091
Tomoegawa Company, Ltd.	400	3,367
Tomoku Company, Ltd.	4,200	67,469
TOMONY Holdings, Inc.	47,000	178,380
Tomy Company, Ltd.	33,800	411,714
Tonami Holdings Company, Ltd.	2,200	101,592
Topcon Corp.	40,700	538,955
Toppan Forms Company, Ltd.	20,200	215,534
Topre Corp.	14,800	232,852
Topy Industries, Ltd.	5,700	109,574
Torex Semiconductor, Ltd.	900	12,204
Toridoll Holdings Corp.	9,000	239,280
Torii Pharmaceutical Company, Ltd.	7,900	206,788
Torikizoku Company, Ltd. (B)	3,300	56,848
Torishima Pump Manufacturing Company, Ltd.	6,200	54,723
Tosei Corp.	19,000	231,383
Toshiba Machine Company, Ltd.	9,300	237,304
Toshiba Plant Systems & Services Corp.	5,600	136,486
Toshiba TEC Corp.	7,300	296,310
Tosho Company, Ltd.	6,600	151,838
Totech Corp.	1,400	30,924
Totetsu Kogyo Company, Ltd.	8,800	261,248
Totoku Electric Company, Ltd.	500	10,370
Toukei Computer Company, Ltd.	1,100	36,558
Tow Company, Ltd.	10,100	78,238
Towa Corp.	8,800	94,798
Towa Pharmaceutical Company, Ltd.	10,900	280,449
Toyo Construction Company, Ltd.	34,600	158,587
Toyo Corp.	8,200	84,968
Toyo Denki Seizo KK	3,100	43,417
Toyo Engineering Corp. (A)	14,700	95,368
Toyo Gosei Company, Ltd.	2,300	74,172
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
Toyo Ink SC Holdings Company, Ltd.	15,200	$374,736
Toyo Kanetsu KK	3,100	64,553
Toyo Logistics Company, Ltd.	6,100	18,753
Toyo Machinery & Metal Company, Ltd.	6,200	32,257
Toyo Securities Company, Ltd.	22,000	34,195
Toyo Tanso Company, Ltd.	6,900	151,151
Toyo Tire Corp.	8,100	116,683
Toyo Wharf & Warehouse Company, Ltd.	1,900	24,456
Toyobo Company, Ltd.	33,706	493,138
TPR Company, Ltd.	9,600	182,558
Trancom Company, Ltd.	2,500	173,524
Transaction Company, Ltd.	2,400	21,962
Treasure Factory Company, Ltd.	2,400	24,638
Tri Chemical Laboratories, Inc. (B)	2,800	221,584
Trinity Industrial Corp.	2,000	15,433
Trusco Nakayama Corp.	13,200	337,605
Trust Tech, Inc.	9,600	119,168
TS Tech Company, Ltd.	2,100	65,282
TSI Holdings Company, Ltd.	28,105	142,194
Tsubaki Nakashima Company, Ltd.	19,700	306,985
Tsubakimoto Chain Company	10,400	355,812
Tsubakimoto Kogyo Company, Ltd.	1,400	51,388
Tsudakoma Corp. (A)	700	8,198
Tsugami Corp.	20,200	201,032
Tsukada Global Holdings, Inc.	4,800	27,613
Tsukishima Kikai Company, Ltd.	11,500	175,267
Tsukuba Bank, Ltd.	31,600	69,671
Tsukui Corp.	22,500	117,289
Tsumura & Company	1,000	29,855
Tsurumi Manufacturing Company, Ltd.	6,300	118,882
Tsutsumi Jewelry Company, Ltd.	2,500	48,638
Tsuzuki Denki Company, Ltd.	2,100	26,825
TV Asahi Holdings Corp.	9,200	146,988
Tv Tokyo Holdings Corp.	5,600	117,248
TYK Corp.	6,400	20,071
UACJ Corp.	12,671	284,860
Ube Industries, Ltd.	2,000	42,998
Uchida Yoko Company, Ltd.	3,900	161,771
Uchiyama Holdings Company, Ltd.	3,300	16,536
Ueki Corp.	600	13,783
Ulvac, Inc.	1,000	39,376
UMC Electronics Company, Ltd.	3,000	14,802
Umenohana Company, Ltd. (A)	1,300	29,781
Uniden Holdings Corp. (A)	2,000	33,118
UNIMAT Retirement Community Company, Ltd.	2,000	28,084
Union Tool Company	3,100	94,107
Unipres Corp.	15,600	235,988
United Arrows, Ltd.	8,700	262,016
United Super Markets Holdings, Inc.	24,400	218,088
Unitika, Ltd. (A)	32,900	112,874
Unizo Holdings Company, Ltd.	8,800	395,091
Urbanet Corp. Company, Ltd.	3,800	12,401
Usen-Next Holdings Company, Ltd.	2,900	29,674
Ushio, Inc.	43,800	655,756
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
UT Group Company, Ltd.	11,300	$320,192
Utoc Corp.	4,300	20,828
V Technology Company, Ltd.	4,100	222,231
Valor Holdings Company, Ltd.	15,300	284,042
Valqua, Ltd.	7,600	181,798
Value HR Company, Ltd.	800	25,531
ValueCommerce Company, Ltd. (B)	7,700	143,071
V-Cube, Inc. (A)	2,400	11,896
Vector, Inc. (A)(B)	13,700	134,183
Vertex Corp.	1,440	23,666
VIA Holdings, Inc. (A)	4,700	28,355
Village Vanguard Company, Ltd.	1,400	13,209
VINX Corp.	1,300	15,336
Vision, Inc. (A)	10,800	175,649
Visionary Holdings Company, Ltd. (A)(B)	3,260	9,836
Vital KSK Holdings, Inc.	16,600	167,840
VT Holdings Company, Ltd.	34,000	147,487
Wacoal Holdings Corp.	14,800	409,913
Wacom Company, Ltd.	63,300	258,223
Waida Manufacturing Company, Ltd.	1,100	14,261
Wakachiku Construction Company, Ltd.	5,000	76,913
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	11,317
Wakita & Company, Ltd.	19,100	192,142
Warabeya Nichiyo Holdings Company, Ltd.	7,000	117,045
Waseda Academy Company, Ltd.	1,200	10,564
Watahan & Company, Ltd.	2,800	51,473
WATAMI Company, Ltd.	9,700	116,637
Watts Company, Ltd.	5,600	31,071
WDB Holdings Company, Ltd.	3,600	84,724
Weathernews, Inc.	3,500	109,637
West Holdings Corp.	5,100	69,232
Will Group, Inc.	5,700	60,952
WIN-Partners Company, Ltd.	4,900	65,291
Wood One Company, Ltd.	3,600	38,473
World Holdings Company, Ltd. (B)	3,900	69,318
Wowow, Inc.	3,100	76,336
Xebio Holdings Company, Ltd.	11,200	135,317
YAC Holdings Company, Ltd.	2,200	14,488
Yachiyo Industry Company, Ltd.	2,500	14,490
Yagi & Company, Ltd.	800	11,618
Yahagi Construction Company, Ltd.	9,700	67,631
Yaizu Suisankagaku Industry Company, Ltd.	2,900	27,826
YAKUODO Holdings Company, Ltd.	5,800	132,129
YAMABIKO Corp.	18,300	188,825
YAMADA Consulting Group Company, Ltd. (B)	3,700	60,933
Yamaguchi Financial Group, Inc.	34,800	239,605
Yamaha Motor Robotics Holdings Company, Ltd. (A)	11,100	58,585
Yamaichi Electronics Company, Ltd.	9,600	140,780
YA-MAN, Ltd. (B)	13,000	81,922
Yamashina Corp.	24,800	15,436
Yamatane Corp.	2,900	39,716
Yamato Corp.	5,900	38,626
Yamato International, Inc.	5,700	20,584
Yamato Kogyo Company, Ltd.	16,600	409,124
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
Yamaura Corp.	1,600	$12,788
Yamaya Corp.	1,000	19,990
Yamazawa Company, Ltd.	1,800	27,372
Yamazen Corp.	21,500	203,152
Yaoko Company, Ltd.	5,700	265,804
Yashima Denki Company, Ltd.	3,600	28,965
Yasuda Logistics Corp.	7,200	65,708
Yasunaga Corp.	2,700	31,547
Yellow Hat, Ltd.	12,000	216,453
Yodogawa Steel Works, Ltd.	8,765	170,496
Yokogawa Bridge Holdings Corp.	13,100	228,321
Yokohama Reito Company, Ltd.	19,600	191,247
Yokowo Company, Ltd.	6,900	204,807
Yomeishu Seizo Company, Ltd.	2,800	51,168
Yomiuri Land Company, Ltd.	1,100	45,870
Yondenko Corp.	1,600	40,546
Yondoshi Holdings, Inc.	7,159	170,217
Yorozu Corp.	7,800	102,849
Yoshinoya Holdings Company, Ltd.	18,300	461,093
Yossix Company, Ltd.	1,700	44,374
Yotai Refractories Company, Ltd.	6,700	42,178
Yuasa Funashoku Company, Ltd.	1,100	36,600
Yuasa Trading Company, Ltd.	7,000	221,200
Yuken Kogyo Company, Ltd.	1,200	18,582
Yumeshin Holdings Company, Ltd. (B)	15,300	133,375
Yurtec Corp.	16,300	99,644
Yushin Precision Equipment Company, Ltd.	1,200	11,676
Yushiro Chemical Industry Company, Ltd.	3,700	46,508
Yutaka Giken Company, Ltd.	1,600	30,560
Zaoh Company, Ltd.	1,800	23,939
Zappallas, Inc. (A)	800	2,974
Zenrin Company, Ltd.	12,800	221,121
ZIGExN Company, Ltd.	26,300	134,014
Zojirushi Corp.	7,600	124,078
Zuiko Corp.	1,100	38,856
Zuken, Inc.	3,100	70,192
Jersey, Channel Islands 0.2%		1,242,175
Atrium European Real Estate, Ltd. (A)	51,589	202,330
Centamin PLC	723,645	1,039,845
Liechtenstein 0.1%		624,669
Liechtensteinische Landesbank AG	4,908	312,873
VP Bank AG	2,037	311,796
Luxembourg 0.3%		2,768,790
APERAM SA	17,849	533,997
Corestate Capital Holding SA (A)(B)	6,240	222,696
d'Amico International Shipping SA (A)	70,483	10,486
Grand City Properties SA	47,662	1,105,137
IVS Group SA	5,204	55,407
L'Occitane International SA	69,000	170,056
Stabilus SA	8,899	576,730
Sword Group	2,509	94,281
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Macau 0.0%		$112,269
Macau Legend Development, Ltd. (A)	887,000	112,269
Malaysia 0.1%		467,219
Lynas Corp., Ltd. (A)	318,009	467,219
Malta 0.1%		518,802
Kindred Group PLC (B)	82,942	518,802
Monaco 0.1%		723,031
Endeavour Mining Corp. (A)	34,065	647,422
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,252	75,609
Mongolia 0.0%		14,085
Mongolian Mining Corp. (A)	149,050	14,085
Netherlands 2.8%		23,975,630
Aalberts NV	39,187	1,658,891
Accell Group NV	7,181	203,263
Altice Europe NV (A)(B)	250,941	1,492,374
Altice Europe NV, Class B (A)	13,082	77,634
AMG Advanced Metallurgical Group NV (B)	9,104	214,037
Amsterdam Commodities NV	7,587	171,342
Arcadis NV	35,886	729,910
ASM International NV	18,530	2,059,505
ASR Nederland NV	32,486	1,207,462
Basic-Fit NV (A)(D)	12,628	454,914
BE Semiconductor Industries NV	31,047	1,145,276
Beter Bed Holding NV (A)	4,223	11,073
Boskalis Westminster (B)	28,871	674,728
Brack Capital Properties NV (A)	790	84,408
Brunel International NV (B)	9,698	94,307
Corbion NV	21,583	667,727
Euronext NV (D)	20,778	1,569,362
Flow Traders (D)	13,324	312,626
ForFarmers NV	16,665	102,734
Fugro NV (A)(B)	27,979	262,701
Funcom SE (A)	18,595	24,647
GrandVision NV (D)	12,174	368,846
Heijmans NV (A)(B)	10,798	87,795
Hunter Douglas NV	2,162	139,597
IMCD NV	19,958	1,660,502
Intertrust NV (D)	27,343	513,647
Kendrion NV	5,035	115,856
Koninklijke BAM Groep NV (B)	100,804	274,756
Koninklijke Vopak NV	18,477	985,083
Lucas Bols NV (D)	2,262	34,995
Nederland Apparatenfabriek	1,772	94,297
OCI NV (A)	27,089	513,150
Ordina NV	48,833	110,571
PostNL NV	189,046	399,426
SBM Offshore NV	73,325	1,234,352
Shop Apotheke Europe NV (A)(D)	3,166	133,842
SIF Holding NV	1,808	23,298
Signify NV (D)	46,186	1,377,705
Sligro Food Group NV	9,045	236,254
Takeaway.com NV (A)(D)	13,433	1,207,488
TKH Group NV	15,438	799,440
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Netherlands (continued)
TomTom NV (A)	27,336	$287,001
Van Lanschot Kempen NV	6,706	158,808
New Zealand 0.6%		4,879,363
Abano Healthcare Group, Ltd.	1,845	6,384
Air New Zealand, Ltd.	99,307	180,514
Arvida Group, Ltd.	53,490	55,633
Briscoe Group, Ltd.	5,405	12,971
Chorus, Ltd.	112,628	426,675
Comvita, Ltd. (A)	2,243	4,204
Eroad, Ltd. (A)	5,969	12,183
Freightways, Ltd.	39,290	199,768
Genesis Energy, Ltd.	61,293	125,940
Gentrack Group, Ltd.	9,421	24,192
Hallenstein Glasson Holdings, Ltd.	18,758	75,857
Heartland Group Holdings, Ltd.	138,248	150,902
Infratil, Ltd.	191,480	602,536
Investore Property, Ltd. (B)	67,547	78,025
Kathmandu Holdings, Ltd.	44,089	85,395
Mainfreight, Ltd.	14,223	380,825
Metlifecare, Ltd.	43,097	161,573
Metro Performance Glass, Ltd. (A)	22,396	4,320
NEW Zealand King Salmon Investments, Ltd.	10,031	13,838
NZME, Ltd. (A)	72,696	17,717
NZX, Ltd.	65,501	51,279
Oceania Healthcare, Ltd.	91,295	63,312
Pacific Edge, Ltd. (A)	105,378	9,475
PGG Wrightson, Ltd.	1,878	2,894
Pushpay Holdings, Ltd. (A)	41,304	101,002
Restaurant Brands New Zealand, Ltd. (A)	11,599	88,614
Sanford, Ltd.	15,655	76,390
Scales Corp., Ltd.	29,692	99,146
Serko, Ltd. (A)	6,476	20,786
Skellerup Holdings, Ltd.	44,514	66,863
SKY Network Television, Ltd.	109,970	60,001
SKYCITY Entertainment Group, Ltd.	192,820	495,330
Steel & Tube Holdings, Ltd.	21,933	11,546
Summerset Group Holdings, Ltd.	59,760	295,467
Synlait Milk, Ltd. (A)	17,940	107,121
The New Zealand Refining Company, Ltd.	43,399	55,452
The Warehouse Group, Ltd.	25,288	45,766
Tourism Holdings, Ltd.	30,975	65,025
TOWER, Ltd. (A)	76,655	37,399
Trustpower, Ltd.	10,579	49,500
Turners Automotive Group, Ltd.	6,890	11,591
Vista Group International, Ltd. (B)	41,964	102,388
Z Energy, Ltd.	104,279	343,564
Norway 0.9%		7,568,545
ABG Sundal Collier Holding ASA	136,334	51,550
AF Gruppen ASA	6,710	134,550
Akastor ASA (A)	61,659	59,127
Aker Solutions ASA (A)	60,118	143,098
American Shipping Company ASA (A)	18,608	65,360
Archer, Ltd. (A)	30,245	9,450
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Norway (continued)
Atea ASA (A)	30,881	$425,427
Austevoll Seafood ASA	18,117	173,352
Avance Gas Holding, Ltd. (A)(D)	16,253	86,285
Axactor SE (A)(B)	68,461	121,781
B2Holding ASA (B)	89,745	83,876
Bonheur ASA	9,368	190,795
Borregaard ASA	42,490	431,149
BW Offshore, Ltd. (A)(B)	31,002	205,155
Data Respons ASA	18,023	80,766
DNO ASA	56,039	63,708
DOF ASA (A)	46,244	6,761
Europris ASA (D)	79,891	278,263
FLEX LNG, Ltd. (A)(B)	15,744	148,775
Frontline, Ltd. (A)	33,077	363,423
Grieg Seafood ASA	17,675	269,784
Hexagon Composites ASA (A)(B)	32,197	114,266
Hoegh LNG Holdings, Ltd.	26,956	97,532
IDEX Biometrics ASA (A)	60,820	7,044
Itera ASA	21,736	25,030
Kongsberg Gruppen ASA	4,313	64,435
Kvaerner ASA	47,283	62,179
NEL ASA (A)	326,953	280,831
Nordic Nanovector ASA (A)	21,058	57,441
Nordic Semiconductor ASA (A)	56,404	325,613
Norway Royal Salmon ASA	3,734	97,113
Norwegian Air Shuttle ASA (A)	29,583	126,329
Norwegian Finans Holding ASA (A)	43,782	431,833
Norwegian Property ASA	13,155	19,831
Ocean Yield ASA	24,143	126,118
Odfjell Drilling, Ltd. (A)	35,662	98,413
Odfjell SE, A Shares (A)	7,780	22,353
Olav Thon Eiendomsselskap ASA	4,520	77,222
Otello Corp. ASA (A)	46,949	82,429
Panoro Energy ASA (A)	22,362	50,316
PGS ASA (A)	123,829	208,730
PhotoCure ASA (A)	3,308	29,046
Prosafe SE (A)	16,864	6,254
Protector Forsikring ASA (A)(B)	28,159	147,685
Q-Free ASA (A)	14,930	9,697
Sbanken ASA (D)	31,896	236,948
Scatec Solar ASA (D)	32,290	383,866
Selvaag Bolig ASA	20,891	143,995
Solon Eiendom ASA	6,054	22,992
Treasure ASA	15,273	22,487
Veidekke ASA	46,827	609,153
Wallenius Wilhelmsen ASA	36,026	81,961
Wilh Wilhelmsen Holding ASA, Class A	3,793	62,455
XXL ASA (A)(D)	25,884	44,513
Peru 0.0%		361,344
Hochschild Mining PLC	171,336	361,344
Philippines 0.0%		13,395
Del Monte Pacific, Ltd.	136,300	13,395
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Portugal 0.4%		$3,482,280
Altri SGPS SA	36,685	228,287
Banco Comercial Portugues SA	3,603,145	777,558
CTT-Correios de Portugal SA	70,715	239,683
Mota-Engil SGPS SA	47,309	99,353
NOS SGPS SA	109,940	595,740
Novabase SGPS SA	2,054	6,392
REN - Redes Energeticas Nacionais SGPS SA	183,066	558,882
Semapa-Sociedade de Investimento & Gestao	12,183	183,613
Sonae Capital SGPS SA	38,685	34,275
Sonae SGPS SA	382,234	383,676
The Navigator Company SA	97,510	374,821
Russia 0.1%		634,052
Highland Gold Mining, Ltd.	192,446	454,448
Petropavlovsk PLC (A)(B)	1,298,348	179,604
Singapore 1.2%		10,222,760
Accordia Golf Trust	278,200	142,353
AEM Holdings, Ltd.	101,600	133,737
Amara Holdings, Ltd.	80,000	26,639
Ascendas India Trust	306,900	347,742
Avarga, Ltd.	74,200	9,186
Banyan Tree Holdings, Ltd.	78,000	23,090
Best World International, Ltd. (C)	84,600	84,130
Bonvests Holdings, Ltd.	36,400	30,985
Boustead Projects, Ltd.	28,557	19,536
Boustead Singapore, Ltd.	92,989	51,975
BreadTalk Group, Ltd.	52,000	23,383
Bukit Sembawang Estates, Ltd.	56,200	198,327
BW LPG, Ltd. (D)	38,538	332,591
Centurion Corp., Ltd.	85,000	27,330
China Aviation Oil Singapore Corp., Ltd.	112,100	101,623
China Sunsine Chemical Holdings, Ltd.	89,600	33,388
Chip Eng Seng Corp., Ltd.	127,300	58,224
Chuan Hup Holdings, Ltd.	109,000	18,695
CITIC Envirotech, Ltd.	343,300	134,279
COSCO Shipping International Singapore Company, Ltd. (A)	390,100	86,944
Creative Technology, Ltd. (A)	11,500	24,708
CSE Global, Ltd.	136,600	52,489
CW Group Holdings, Ltd. (A)(C)	135,000	3,187
Dasin Retail Trust	31,000	18,810
Delfi, Ltd.	46,000	34,346
Elec & Eltek International Company, Ltd.	5,000	7,553
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,404
Ezra Holdings, Ltd. (A)(C)	438,996	883
Far East Orchard, Ltd.	58,394	49,516
First Resources, Ltd.	158,600	208,782
Food Empire Holdings, Ltd.	72,000	31,574
Fragrance Group, Ltd. (A)	200,000	18,898
Fraser and Neave, Ltd.	46,300	58,251
Frasers Property, Ltd.	8,300	10,445
Frencken Group, Ltd.	107,100	69,729
Fu Yu Corp., Ltd.	142,200	24,407
Gallant Venture, Ltd. (A)	264,000	22,569
Geo Energy Resources, Ltd.	105,900	10,302
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
GK Goh Holdings, Ltd.	21,000	$13,043
GL, Ltd.	159,200	92,020
Golden Agri-Resources, Ltd.	1,784,400	280,632
Golden Energy & Resources, Ltd.	67,800	8,131
GSH Corp., Ltd. (A)	51,600	13,778
GuocoLand, Ltd.	87,600	130,012
Halcyon Agri Corp., Ltd. (A)	88,757	27,882
Haw Par Corp., Ltd.	39,200	384,512
Health Management International, Ltd.	96,714	51,624
Hiap Hoe, Ltd.	38,000	22,241
Hi-P International, Ltd.	69,900	79,207
Ho Bee Land, Ltd.	58,600	101,555
Hong Fok Corp., Ltd.	123,036	72,878
Hong Leong Asia, Ltd. (A)	92,000	44,080
Hong Leong Finance, Ltd.	45,000	86,851
Hotel Grand Central, Ltd.	47,475	44,419
Hwa Hong Corp., Ltd.	55,000	12,439
Hyflux, Ltd. (A)(B)	154,800	15
iFAST Corp., Ltd.	38,400	28,626
IGG, Inc.	378,000	275,835
Indofood Agri Resources, Ltd.	58,100	13,805
Japfa, Ltd.	153,200	65,557
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	6,234	128,957
Keppel Infrastructure Trust	934,455	362,132
KSH Holdings, Ltd.	32,400	10,536
Lian Beng Group, Ltd.	111,000	40,237
Low Keng Huat Singapore, Ltd.	64,000	19,656
Lum Chang Holdings, Ltd.	41,200	10,083
Metro Holdings, Ltd.	127,600	87,246
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,714
mm2 Asia, Ltd. (A)	181,400	37,189
Nera Telecommunications, Ltd.	47,200	9,140
NetLink NBN Trust	406,400	277,819
NSL, Ltd.	29,000	20,257
OM Holdings, Ltd.	69,157	23,379
OUE, Ltd.	103,900	113,930
Oxley Holdings, Ltd.	291,626	75,734
Pacc Offshore Services Holdings, Ltd. (A)	78,100	12,295
Pacific Century Regional Developments, Ltd.	52,900	14,125
Pan-United Corp., Ltd.	68,750	18,393
Penguin International, Ltd.	41,333	20,993
Perennial Real Estate Holdings, Ltd.	40,800	16,104
Q&M Dental Group Singapore, Ltd.	48,100	17,232
QAF, Ltd.	59,334	34,469
Raffles Education Corp., Ltd. (A)	279,802	17,983
Raffles Medical Group, Ltd.	271,854	197,833
Riverstone Holdings, Ltd.	93,700	65,100
Roxy-Pacific Holdings, Ltd.	95,550	26,382
SBS Transit, Ltd.	27,700	77,584
Sembcorp Industries, Ltd.	101,600	162,785
Sembcorp Marine, Ltd. (A)	244,900	225,615
Sheng Siong Group, Ltd.	156,700	143,258
SHS Holdings, Ltd. (A)	84,000	10,435
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Singapore (continued)
SIA Engineering Company, Ltd.	121,300	$250,012
SIIC Environment Holdings, Ltd.	244,680	45,622
Sinarmas Land, Ltd.	300,000	55,828
Sing Holdings, Ltd.	79,000	22,815
Sing Investments & Finance, Ltd.	28,600	30,113
Singapore Post, Ltd.	475,800	321,810
Singapore Press Holdings, Ltd.	407,900	656,436
Singapore Reinsurance Corp., Ltd.	47,000	9,798
Singapore Shipping Corp., Ltd.	83,800	17,773
Stamford Land Corp., Ltd.	142,600	52,140
StarHub, Ltd.	242,200	248,005
Straits Trading Company, Ltd.	14,200	21,604
Sunningdale Tech, Ltd.	50,360	47,135
Swiber Holdings, Ltd. (A)(C)	128,250	6,133
The Hour Glass, Ltd.	68,900	41,063
Thomson Medical Group, Ltd.	251,400	10,657
Tuan Sing Holdings, Ltd.	160,475	39,252
UMS Holdings, Ltd.	115,450	76,349
United Engineers, Ltd.	101,100	198,948
United Industrial Corp., Ltd.	22,000	46,970
United Overseas Insurance, Ltd.	2,400	12,294
UOB-Kay Hian Holdings, Ltd.	123,529	112,032
Venture Corp., Ltd.	62,900	729,418
Vicom, Ltd.	6,500	36,118
Wee Hur Holdings, Ltd.	102,000	16,053
Wing Tai Holdings, Ltd.	140,617	201,582
XP Power, Ltd.	4,540	172,653
Yeo Hiap Seng, Ltd.	8,834	6,103
Yongnam Holdings, Ltd. (A)	147,375	16,297
South Africa 0.0%		383,417
Caledonia Mining Corp. PLC	100	778
Mediclinic International PLC	70,148	350,525
Petra Diamonds, Ltd. (A)	277,924	32,114
Spain 2.4%		20,012,267
Acciona SA	9,302	962,341
Acerinox SA (A)	63,155	661,488
Alantra Partners SA	6,267	107,646
Almirall SA	25,038	425,546
Amper SA (A)(B)	307,165	99,870
Applus Services SA	49,354	595,469
Atresmedia Corp. de Medios de Comunicacion SA	33,653	145,258
Azkoyen SA	4,660	35,097
Bankia SA	486,858	941,727
Bankinter SA	142,324	994,006
Bolsas y Mercados Espanoles SHMSF SA	30,962	1,211,501
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cellnex Telecom SA (A)(D)	11,808	506,954
Cia de Distribucion Integral Logista Holdings SA	17,212	388,408
CIE Automotive SA	29,148	701,745
Construcciones y Auxiliar de Ferrocarriles SA	8,460	369,491
Distribuidora Internacional de Alimentacion SA (A)(B)	217,976	27,940
Ebro Foods SA	27,230	595,291
eDreams ODIGEO SA (A)	22,487	101,069
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Spain (continued)
Elecnor SA	9,042	$106,152
Enagas SA	53,906	1,341,982
Ence Energia y Celulosa SA (B)	57,514	220,482
Ercros SA	34,424	91,890
Euskaltel SA (D)	33,676	340,961
Faes Farma SA	117,508	690,812
Fluidra SA (A)	18,385	227,921
Fomento de Construcciones y Contratas SA	17,116	206,499
Global Dominion Access SA (A)(D)	43,047	177,376
Grupo Catalana Occidente SA	14,843	534,871
Grupo Empresarial San Jose SA (A)	8,498	61,815
Grupo Ezentis SA (A)(B)	65,836	34,780
Iberpapel Gestion SA	2,945	82,378
Indra Sistemas SA (A)(B)	59,571	637,902
Laboratorios Farmaceuticos Rovi SA	4,986	131,060
Liberbank SA	808,287	271,727
Masmovil Ibercom SA (A)	31,730	714,815
Mediaset Espana Comunicacion SA	48,282	315,114
Melia Hotels International SA	50,493	418,478
Miquel y Costas & Miquel SA	6,049	106,729
Obrascon Huarte Lain SA (A)(B)	48,890	55,074
Pharma Mar SA (A)	62,310	152,560
Prim SA	3,271	42,534
Promotora de Informaciones SA, Class A (A)	66,046	101,754
Prosegur Cia de Seguridad SA	99,140	408,418
Quabit Inmobiliaria SA (A)	29,207	29,592
Realia Business SA (A)	115,998	118,809
Renta 4 Banco SA	1,156	8,930
Sacyr SA	170,161	462,004
Solaria Energia y Medio Ambiente SA (A)(B)	28,522	215,028
Talgo SA (A)(D)	43,775	288,790
Tecnicas Reunidas SA (A)	8,641	210,575
Tubacex SA	47,684	149,162
Unicaja Banco SA (D)	86,199	86,840
Vidrala SA	7,305	715,040
Viscofan SA	16,395	872,471
Vocento SA	21,446	29,366
Zardoya Otis SA	62,790	480,729
Sweden 3.2%		26,887,715
AcadeMedia AB (D)	32,406	170,552
AddLife AB, B Shares	4,542	130,905
AddNode Group AB	8,634	144,706
AddTech AB, B Shares	27,918	776,929
AF POYRY AB	25,582	553,508
Ahlstrom-Munksjo OYJ	11,986	189,904
Alimak Group AB (D)	20,227	272,049
Arjo AB, B Shares	110,033	490,396
Atrium Ljungberg AB, B Shares	17,525	378,816
Attendo AB (D)	26,723	133,443
Avanza Bank Holding AB	14,827	144,301
BE Group AB	1,076	4,034
Beijer Alma AB	14,313	201,774
Beijer Electronics Group AB	12,550	77,059
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Sweden (continued)
Beijer Ref AB	20,430	$527,798
Bergman & Beving AB	10,573	88,326
Besqab AB	1,686	25,617
Betsson AB (A)	57,085	262,584
Bilia AB, A Shares	38,265	383,995
BillerudKorsnas AB	63,006	717,476
BioGaia AB, B Shares	8,543	347,916
Biotage AB	26,849	347,095
Bjorn Borg AB (A)	6,665	15,346
Bonava AB, B Shares	32,907	329,539
Bravida Holding AB (D)	74,949	657,815
Bufab AB	16,884	223,208
Bulten AB	5,708	39,161
Bure Equity AB	25,747	477,496
Byggmax Group AB (A)	22,742	59,513
Catena AB	11,646	481,584
Clas Ohlson AB, B Shares	9,715	96,680
Cloetta AB, B Shares	97,061	310,349
Collector AB (A)	4,116	20,609
Coor Service Management Holding AB (D)	13,165	105,718
Corem Property Group AB, B Shares	46,654	116,923
Dios Fastigheter AB	50,885	438,373
Dometic Group AB (D)	15,177	151,986
Doro AB (A)	6,824	30,641
Duni AB	16,835	217,989
Dustin Group AB (D)	31,182	247,956
Eastnine AB	9,541	127,328
Elanders AB, B Shares	2,728	23,815
Eltel AB (A)(D)	12,277	24,871
Enea AB (A)	6,885	130,850
eWork Group AB	1,387	11,080
Fagerhult AB	18,978	121,680
FastPartner AB	7,767	76,240
Fingerprint Cards AB, B Shares (A)(B)	82,439	130,248
GHP Specialty Care AB	12,106	22,376
Granges AB	42,791	426,956
Gunnebo AB	22,598	57,342
Haldex AB	17,850	89,750
Heba Fastighets AB, Class B	7,465	63,609
Hembla AB (A)	15,677	351,148
Hemfosa Fastigheter AB (B)	56,126	684,553
HIQ International AB (A)	15,047	73,535
HMS Networks AB	12,525	206,650
Hoist Finance AB (A)(D)	30,122	141,546
Humana AB	17,267	103,678
Inwido AB	33,586	233,754
ITAB Shop Concept AB, Class B (A)	7,377	12,711
JM AB (B)	30,764	841,674
Klovern AB, B Shares	219,610	427,921
KNOW IT AB	11,483	232,865
Kungsleden AB	92,884	888,942
Lagercrantz Group AB, B Shares	29,001	420,342
Lindab International AB	48,318	574,184
Loomis AB, B Shares	4,543	189,759
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
Medivir AB, B Shares (A)	6,375	$15,012
Mekonomen AB (A)	13,422	125,932
Modern Times Group MTG AB, B Shares (A)	10,274	107,929
Momentum Group AB, Class B	10,018	115,910
Mycronic AB	30,142	497,312
Nederman Holding AB	5,899	77,862
Net Insight AB, B Shares (A)	29,909	8,230
NetEnt AB (A)	31,321	85,364
New Wave Group AB, B Shares	26,607	170,039
Nobia AB	50,919	346,679
Nobina AB (D)	44,852	304,201
Nolato AB, B Shares	7,483	414,144
Nordic Entertainment Group AB, B Shares	5,005	154,179
Nordic Waterproofing Holding AS (D)	11,956	122,977
NP3 Fastigheter AB	11,518	131,100
Nyfosa AB (A)	100,178	756,329
OEM International AB, B Shares	6,311	147,620
Opus Group AB	83,014	51,839
Peab AB, Class B	13,643	116,893
Platzer Fastigheter Holding AB, Series B	19,635	223,490
Pricer AB, B Shares	44,707	75,909
Proact IT Group AB	4,393	83,857
Qliro Group AB (A)	41,364	37,967
Ratos AB, B Shares	90,286	317,536
RaySearch Laboratories AB (A)	9,341	108,272
Recipharm AB, B Shares	29,258	424,983
Resurs Holding AB (D)	53,512	308,174
Rottneros AB	39,993	45,771
Sagax AB, B Shares	24,458	324,358
SAS AB (A)	188,341	393,739
Scandi Standard AB	24,884	190,209
Scandic Hotels Group AB (D)	11,171	102,537
Sectra AB, B Shares (A)(B)	7,562	314,282
Semcon AB	4,746	33,254
Sensys Gatso Group AB (A)	223,958	28,298
Sintercast AB	764	13,044
SkiStar AB	18,917	242,973
Sweco AB, B Shares	11,449	400,509
Systemair AB	5,179	81,663
The Thule Group AB (D)	40,137	874,297
Troax Group AB	16,524	198,433
VBG Group AB, B Shares	2,280	34,999
Vitrolife AB	9,484	185,494
Wihlborgs Fastigheter AB	60,577	1,014,640
Switzerland 5.2%		43,882,362
Allreal Holding AG (A)	7,693	1,472,693
ALSO Holding AG (A)	3,005	476,359
APG SGA SA	610	176,323
Arbonia AG (A)	17,476	217,289
Aryzta AG (A)	302,276	319,051
Ascom Holding AG	16,035	160,020
Autoneum Holding AG (B)	1,174	138,105
Bachem Holding AG, Class B	101	15,015
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Switzerland (continued)
Banque Cantonale de Geneve	621	$121,418
Banque Cantonale Vaudoise	583	448,392
Belimo Holding AG	210	1,385,636
Bell Food Group AG (A)	1,091	297,903
Bellevue Group AG	4,031	98,369
Berner Kantonalbank AG	1,920	416,719
BFW Liegenschaften AG (A)	1,197	53,279
BKW AG	9,218	648,271
Bobst Group SA (B)	5,055	280,256
Bossard Holding AG, Class A	2,987	491,575
Bucher Industries AG	2,963	949,989
Burckhardt Compression Holding AG	193	47,487
Burkhalter Holding AG	1,978	141,815
Calida Holding AG (A)(B)	2,395	83,155
Carlo Gavazzi Holding AG	168	42,603
Cavotec SA (A)	8,496	16,236
Cembra Money Bank AG	11,208	1,166,404
Cham Group AG (A)	36	15,119
Cicor Technologies, Ltd. (A)	495	28,872
Cie Financiere Tradition SA	559	58,150
Clariant AG (A)	8,214	169,790
Coltene Holding AG (A)	1,519	131,827
Conzzeta AG	556	540,476
Daetwyler Holding AG	3,476	600,747
DKSH Holding AG	6,368	329,722
dormakaba Holding AG (A)	1,361	921,514
Dottikon Es Holding AG (A)	20	11,242
Dufry AG (A)	13,199	1,288,518
EDAG Engineering Group AG (A)	3,415	39,753
EFG International AG (A)(B)	44,297	266,395
Emmi AG	486	406,597
Energiedienst Holding AG	1,466	46,182
Evolva Holding SA (A)	222,970	38,744
Feintool International Holding AG (A)	656	37,856
Fenix Outdoor International AG	1,803	171,520
Ferrexpo PLC	125,786	233,279
Flughafen Zurich AG	6,738	1,194,491
Forbo Holding AG	441	729,076
GAM Holding AG (A)(B)	89,726	245,870
Georg Fischer AG (B)	1,824	1,786,031
Gurit Holding AG	135	178,799
Helvetia Holding AG	11,676	1,594,316
Hiag Immobilien Holding AG	1,911	200,695
Highlight Communications AG (A)	4,309	19,998
HOCHDORF Holding AG (A)(B)	291	23,744
Huber & Suhner AG	6,738	460,166
Hypothekarbank Lenzburg AG	12	54,008
Implenia AG	7,880	307,530
Inficon Holding AG	851	616,802
Interroll Holding AG	317	683,238
Intershop Holding AG	708	398,143
Investis Holding SA (A)	864	66,089
IWG PLC	285,475	1,509,630
Jungfraubahn Holding AG	1,530	242,058
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Kardex AG	3,086	$502,938
Komax Holding AG (B)	506	110,087
Kongsberg Automotive ASA (A)	102,136	53,519
Kudelski SA (A)	14,739	95,820
Lastminute.com NV (A)	1,444	59,588
LEM Holding SA	212	283,660
Luzerner Kantonalbank AG	1,285	526,408
Meier Tobler Group AG (A)	876	12,355
Metall Zug AG, B Shares	81	175,160
Mikron Holding AG (A)	1,756	11,625
Mobilezone Holding AG (A)	20,234	213,338
Mobimo Holding AG (A)	4,222	1,212,496
OC Oerlikon Corp. AG	105,723	1,176,294
Orascom Development Holding AG (A)	6,368	96,247
Orell Fuessli Holding AG	223	22,078
Orior AG (A)	2,567	229,830
Phoenix Mecano AG	213	95,728
Plazza AG, Class A	560	147,273
PSP Swiss Property AG	18,145	2,360,662
Rieter Holding AG	1,430	197,943
Romande Energie Holding SA	120	142,874
Schaffner Holding AG (A)	165	35,925
Schmolz + Bickenbach AG (A)(B)	218,185	47,493
Schweiter Technologies AG	549	627,983
SFS Group AG	6,148	570,098
Siegfried Holding AG (A)(B)	1,933	844,245
St. Galler Kantonalbank AG, Class A	1,024	454,084
Sulzer AG	8,689	931,109
Sunrise Communications Group AG (A)(D)	14,775	1,159,317
Swiss Prime Site AG (A)	2,104	222,116
Swissquote Group Holding SA	3,830	179,115
Tamedia AG	974	90,113
Thurgauer Kantonalbank	384	41,466
Tornos Holding AG (A)	3,182	21,633
u-blox Holding AG (A)(B)	2,977	271,816
Valiant Holding AG	5,508	534,857
Valora Holding AG (A)	1,841	487,815
VAT Group AG (A)(D)	12,413	1,795,024
Vaudoise Assurances Holding SA	381	212,609
Vetropack Holding AG	89	246,605
Von Roll Holding AG (A)	24,922	21,676
Vontobel Holding AG (B)	11,798	757,921
VZ Holding AG	1,059	315,626
Walliser Kantonalbank	566	64,813
Warteck Invest AG (A)	61	124,520
Ypsomed Holding AG (A)(B)	1,158	156,176
Zehnder Group AG	4,662	211,920
Zug Estates Holding AG, B Shares (A)	69	143,573
Zuger Kantonalbank AG	44	275,442
Turkey 0.0%		14,062
Global Ports Holding PLC (D)	4,112	14,062
United Arab Emirates 0.0%		40,090
Gulf Marine Services PLC (A)	65,616	6,859
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Arab Emirates (continued)
Lamprell PLC (A)	68,445	$33,231
United Kingdom 15.0%		126,796,552
4imprint Group PLC	6,295	252,500
A.G. Barr PLC	57,782	439,233
AA PLC	324,973	178,451
Advanced Medical Solutions Group PLC	3,350	11,299
Afren PLC (A)(C)	310,484	0
Aggreko PLC	117,234	1,257,091
Air Partner PLC	6,000	7,315
Alliance Pharma PLC	70,053	71,161
Amerisur Resources PLC (A)(B)	537,763	130,211
Anglo Pacific Group PLC	63,590	146,037
Anglo-Eastern Plantations PLC	5,600	38,819
Appreciate Group PLC	10,000	6,204
Arrow Global Group PLC	69,821	188,038
Ascential PLC (D)	27,693	117,398
Ashmore Group PLC	48,521	298,243
ASOS PLC (A)	1,263	52,339
AVEVA Group PLC	1,278	75,280
Avon Rubber PLC	14,704	381,874
B&M European Value Retail SA	27,621	134,997
Babcock International Group PLC	132,322	1,009,796
Balfour Beatty PLC	268,665	765,796
Beazley PLC	154,594	1,062,338
Begbies Traynor Group PLC	24,310	26,888
Bellway PLC	40,150	1,733,257
Biffa PLC (D)	36,515	118,867
Bloomsbury Publishing PLC	42,391	148,013
Bodycote PLC	76,738	864,771
boohoo Group PLC (A)	295,010	1,201,869
Bovis Homes Group PLC	57,264	907,123
Braemar Shipping Services PLC	7,806	18,654
Brewin Dolphin Holdings PLC	154,149	691,377
Britvic PLC	102,845	1,287,241
Cairn Energy PLC (A)	366,446	854,248
Camellia PLC	87	10,065
Capita PLC (A)	62,702	128,410
Capital & Counties Properties PLC	315,839	989,920
Card Factory PLC	195,904	400,493
CareTech Holdings PLC	19,375	95,199
Carillion PLC (A)(C)	114,263	14,172
Carpetright PLC (A)	29,312	1,866
Carr's Group PLC	15,261	29,397
Castings PLC	8,508	39,536
Centaur Media PLC	19,732	8,910
Central Asia Metals PLC	13,954	38,160
Charles Stanley Group PLC	5,789	23,631
Charles Taylor PLC	18,710	82,974
Chemring Group PLC	118,173	307,232
Chesnara PLC	50,220	189,009
Cineworld Group PLC	258,746	694,647
Circassia Pharmaceuticals PLC (A)	16,959	4,672
City of London Investment Group PLC	4,643	26,889
Clarkson PLC	11,044	384,307
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Clinigen Group PLC	10,178	$114,626
Clipper Logistics PLC	21,784	83,678
Close Brothers Group PLC	61,911	1,189,680
CLS Holdings PLC	73,678	276,111
CMC Markets PLC (D)	42,777	80,773
Cobham PLC	1,094,395	2,238,258
Computacenter PLC	49,299	962,439
Concentric AB	19,511	296,240
Connect Group PLC (A)	47,530	17,677
Consort Medical PLC	16,500	222,619
ConvaTec Group PLC (D)	383,354	948,871
Costain Group PLC	45,591	114,017
Countryside Properties PLC (D)	179,569	918,358
Countrywide PLC (A)	45,753	3,158
Cranswick PLC	21,530	871,262
Crest Nicholson Holdings PLC	121,051	602,119
Daejan Holdings PLC	2,744	189,294
Daily Mail & General Trust PLC, Class A	69,998	744,943
Dart Group PLC	31,645	606,911
De La Rue PLC	55,608	110,099
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	83,807	179,161
DFS Furniture PLC	39,629	120,877
Dialight PLC (A)	10,395	33,926
Dialog Semiconductor PLC (A)	32,335	1,643,928
Dignity PLC	16,385	127,310
Diploma PLC	46,520	1,108,051
DiscoverIE Group PLC	27,942	198,666
Dixons Carphone PLC	271,852	433,580
Domino's Pizza Group PLC (B)	246,040	984,699
Drax Group PLC	190,576	687,382
Dunelm Group PLC	39,411	434,640
EI Group PLC (A)	250,859	912,636
EKF Diagnostics Holdings PLC (A)	106,847	43,038
Eland Oil & Gas PLC	17,700	37,553
Electrocomponents PLC	181,178	1,530,951
Elementis PLC	269,119	589,577
EMIS Group PLC	25,594	351,812
EnQuest PLC (A)	570,177	135,186
Equiniti Group PLC (D)	187,898	472,617
Essentra PLC	167,226	909,793
Euromoney Institutional Investor PLC	47,350	763,263
FDM Group Holdings PLC	31,365	393,965
Fevertree Drinks PLC	30,546	863,186
First Derivatives PLC	507	16,262
Firstgroup PLC (A)	723,921	1,127,152
Forterra PLC (D)	79,527	300,383
Foxtons Group PLC (A)	83,664	76,446
Frontier Developments PLC (A)	1,571	24,780
Fuller Smith & Turner PLC, Class A	9,499	117,751
Future PLC	6,254	106,920
G4S PLC	660,153	1,784,467
Galliford Try PLC	41,061	389,097
Games Workshop Group PLC	15,510	1,147,801
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
United Kingdom (continued)
Gamesys Group PLC (A)	29,307	$267,214
Gamma Communications PLC	5,324	85,877
Gem Diamonds, Ltd. (A)	43,118	29,583
Genel Energy PLC	66,947	165,268
Genus PLC	3,023	124,341
GoCo Group PLC	109,854	148,901
Gooch & Housego PLC	1,549	25,046
Goodwin PLC	801	35,249
Grainger PLC	203,585	746,471
Greggs PLC	40,801	1,098,048
Gulf Keystone Petroleum, Ltd.	118,524	312,696
H&T Group PLC	64	270
Halfords Group PLC	68,278	141,768
Hastings Group Holdings PLC (D)	124,620	286,204
Hays PLC	576,226	1,241,096
Headlam Group PLC	32,304	189,401
Helical PLC	52,047	284,662
Henry Boot PLC	21,120	74,969
Hill & Smith Holdings PLC	35,258	618,846
Hilton Food Group PLC	10,489	134,996
Hollywood Bowl Group PLC	18,099	56,341
HomeServe PLC	57,249	892,109
Horizon Discovery Group PLC (A)	41,518	87,646
Howden Joinery Group PLC	254,072	2,071,090
Hunting PLC	55,986	283,204
Huntsworth PLC	104,978	119,346
Hurricane Energy PLC (A)(B)	147,875	88,507
Hyve Group PLC	288,394	307,789
Ibstock PLC (D)	217,402	739,999
IG Group Holdings PLC	133,746	1,167,836
IGas Energy PLC (A)	10,408	5,020
IMI PLC	106,791	1,547,003
Inchcape PLC	188,796	1,589,573
Indivior PLC (A)	217,064	113,689
Inmarsat PLC	91,301	641,700
Intermediate Capital Group PLC	115,806	2,289,460
International Personal Finance PLC	94,592	171,292
iomart Group PLC	17,378	79,743
IP Group PLC (A)(B)	164,921	128,391
ITM Power PLC (A)(B)	46,106	40,488
J.D. Wetherspoon PLC	33,496	692,000
James Fisher & Sons PLC	18,699	461,898
James Halstead PLC	1,989	13,005
John Laing Group PLC (D)	213,636	1,049,937
John Menzies PLC	26,768	156,830
John Wood Group PLC	202,764	921,374
Johnson Service Group PLC	53,472	124,408
Joules Group PLC	1,304	3,933
Jupiter Fund Management PLC	182,381	858,215
Just Group PLC (A)	395,778	339,142
Kainos Group PLC	25,158	192,599
KAZ Minerals PLC	68,271	431,913
Keller Group PLC	23,702	194,691
Kier Group PLC (B)	59,696	68,393
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Kin & Carta PLC	79,983	$97,264
Lancashire Holdings, Ltd.	99,728	958,125
Liontrust Asset Management PLC	3,594	44,070
Lookers PLC	168,184	117,181
Low & Bonar PLC	76,904	13,384
LSL Property Services PLC	25,300	78,690
Luceco PLC (D)	36,040	53,060
M&C Saatchi PLC	32	62
Man Group PLC	625,026	1,225,333
Marshalls PLC	125,745	1,266,156
Marston's PLC	357,940	591,583
McBride PLC (A)	60,511	64,262
McCarthy & Stone PLC (D)	257,861	468,381
McColl's Retail Group PLC	6,093	3,287
Mears Group PLC	35,368	112,050
Meggitt PLC	160,241	1,331,583
Metro Bank PLC (A)	2,940	7,105
Midwich Group PLC	408	3,194
Mitchells & Butlers PLC (A)	113,453	657,666
Mitie Group PLC	190,746	322,770
MJ Gleeson PLC	10,820	111,432
Moneysupermarket.com Group PLC	206,366	908,205
Morgan Advanced Materials PLC	135,442	501,833
Morgan Sindall Group PLC	18,950	350,722
Morses Club PLC	5,182	8,450
Mortgage Advice Bureau Holdings, Ltd.	5,006	44,844
Mothercare PLC (A)	122,205	20,627
Motorpoint group PLC	12,238	40,510
N. Brown Group PLC	58,390	96,580
NAHL Group PLC	7,962	12,606
Naked Wines PLC	12,217	34,694
National Express Group PLC	197,935	1,186,039
NCC Group PLC	74,855	200,509
Next Fifteen Communications Group PLC	1,094	6,717
Nichols PLC	1,615	33,686
Non-Standard Finance PLC (D)	65,542	19,831
Norcros PLC	15,627	51,032
Northgate PLC	64,198	262,502
Numis Corp. PLC	5,248	16,430
On the Beach Group PLC (D)	58,566	339,119
OneSavings Bank PLC	109,048	545,324
Oxford Instruments PLC	21,388	440,471
Pagegroup PLC	129,917	807,892
Pan African Resources PLC (A)	407,545	55,431
Pantheon Resources PLC (A)	88,778	18,935
Paragon Banking Group PLC	159,941	1,027,332
PayPoint PLC	33,213	436,361
Pendragon PLC	507,217	72,440
Pennon Group PLC	182,997	2,156,716
Petrofac, Ltd.	90,291	449,281
Pets at Home Group PLC	247,826	805,339
Pharos Energy PLC	103,615	69,666
Phoenix Group Holdings PLC	101,804	980,963
Photo-Me International PLC	85,323	96,698
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
United Kingdom (continued)
Polar Capital Holdings PLC	3,714	$26,230
Polypipe Group PLC	106,302	673,559
Porvair PLC (B)	10,112	78,761
Premier Foods PLC (A)	372,961	192,837
Premier Oil PLC (A)(B)	241,696	271,693
Provident Financial PLC	46,597	258,367
PZ Cussons PLC	159,705	421,390
QinetiQ Group PLC	259,850	1,122,077
Quilter PLC (D)	801,170	1,524,734
R.E.A. Holdings PLC (A)	2,867	6,457
Rank Group PLC	69,151	220,083
Rathbone Brothers PLC	13,785	379,682
Reach PLC	122,730	152,671
Redde PLC	13,064	18,760
Redrow PLC	104,113	889,353
Renew Holdings PLC	2,962	14,949
Renewi PLC	216,355	82,322
Renishaw PLC	6,724	343,975
Renold PLC (A)	36,501	8,871
Revolution Bars Group PLC (A)	9,512	8,262
Ricardo PLC	16,777	151,576
River & Mercantile Group PLC	4,888	15,101
RM PLC	12,019	45,214
Robert Walters PLC	17,111	112,990
Rotork PLC	342,154	1,449,472
Royal Mail PLC	136,061	366,265
RPS Group PLC	79,867	170,943
Saga PLC	725,716	481,719
Savannah Petroleum PLC (A)	164,277	48,510
Savills PLC	68,573	876,848
Scapa Group PLC	10,881	35,204
SDL PLC	28,039	215,314
Senior PLC	155,861	364,365
Severfield PLC	89,306	85,632
SIG PLC	343,356	554,279
Signature Aviation PLC	378,134	1,574,623
Sirius Minerals PLC (A)	105,282	5,019
Smart Metering Systems PLC	8,497	59,591
Softcat PLC	47,479	691,086
Spectris PLC	48,323	1,749,935
Speedy Hire PLC	228,382	182,155
Spire Healthcare Group PLC (D)	65,246	104,244
Spirent Communications PLC	220,046	600,419
Sportech PLC (A)	21,102	8,882
Sports Direct International PLC (A)	71,214	310,528
SSP Group PLC	173,605	1,511,405
St. Modwen Properties PLC	93,796	553,614
Staffline Group PLC (A)	1,328	1,855
Stagecoach Group PLC	224,326	395,496
SThree PLC	50,330	221,778
Stobart Group, Ltd.	92,179	135,286
Stock Spirits Group PLC	73,315	181,494
Stolt-Nielsen, Ltd.	12,346	147,657
Studio Retail Group PLC (A)	18,987	44,907
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
STV Group PLC	8,759	$44,798
Superdry PLC	17,005	112,113
Synthomer PLC	134,097	527,094
TalkTalk Telecom Group PLC	255,184	345,911
Tate & Lyle PLC	195,163	1,845,233
TClarke PLC	22,432	33,604
Ted Baker PLC	15,431	79,412
Telecom Plus PLC	27,371	470,173
Telit Communications PLC (A)	27,359	57,633
The Go-Ahead Group PLC	20,112	570,020
The Gym Group PLC (D)	50,921	178,743
The Parkmead Group PLC (A)	14,125	9,125
The Restaurant Group PLC	115,003	220,222
The Vitec Group PLC	8,599	112,992
The Weir Group PLC	12,871	231,923
Thomas Cook Group PLC (A)(C)	415,078	0
Topps Tiles PLC	62,375	59,710
TORM PLC (A)	18,464	180,244
TP ICAP PLC	277,113	1,383,212
Travis Perkins PLC	106,681	2,122,883
Trifast PLC	23,116	52,073
TT Electronics PLC	56,789	172,646
Tullow Oil PLC	630,952	1,068,183
Tyman PLC	10,171	33,049
U & I Group PLC	64,085	126,271
Ultra Electronics Holdings PLC	37,689	1,015,969
Urban & Civic PLC	32,432	140,421
Vectura Group PLC	367,303	394,778
Vertu Motors PLC	25,510	13,073
Vesuvius PLC	99,312	582,591
Victrex PLC (B)	35,890	1,066,027
Virgin Money UK PLC	258,771	597,296
Volex PLC (A)	21,791	36,394
Volution Group PLC	18,773	49,768
Vp PLC	2,803	32,497
Watkin Jones PLC	37,962	114,226
WH Smith PLC	43,193	1,366,029
William Hill PLC	341,819	789,740
Wilmington PLC	8,311	25,459
Wincanton PLC	47,781	159,614
Xaar PLC (A)	22,542	18,400
Zeal Network SE	2,472	60,465
United States 0.5%		3,814,094
Alacer Gold Corp. (A)	165,039	901,421
Argonaut Gold, Inc. (A)	110,722	152,125
Boart Longyear, Ltd. (A)	5,868	7,463
Burford Capital, Ltd.	9,672	103,127
Cott Corp.	55,961	748,225
Cott Corp. (New York Stock Exchange)	3,270	43,720
Energy Fuels, Inc. (A)	20,569	40,571
Epsilon Energy, Ltd. (A)	9,600	31,632
Invesque, Inc. (B)	13,800	93,840
Kingsway Financial Services, Inc. (A)	2,175	4,655
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
United States (continued)
PureTech Health PLC (A)	44,446	$156,850
REC Silicon ASA (A)(B)	120,455	33,890
Reliance Worldwide Corp., Ltd.	120,510	334,286
Samsonite International SA (D)	256,200	578,227
Sims Metal Management, Ltd.	76,679	559,845

Sundance Energy, Inc. (A)	2,208	24,217
Preferred securities 0.3%		$2,401,335
(Cost $2,239,053)
Germany 0.3%		2,401,335
Biotest AG	8,385	200,247
Draegerwerk AG & Company KGaA	3,510	214,995
FUCHS PETROLUB SE	18,995	819,953
Jungheinrich AG	19,726	509,116
Sixt SE	6,773	462,368

STO SE & Company KGaA	1,172	137,973
Villeroy & Boch AG	3,600	56,683
Rights 0.0%		$20,132
(Cost $0)
7C Solarparken AG (Expiration Date: 12-5-19; Strike Price: EUR 3.05) (A)	7,370	166
CML Group, Ltd. (Expiration Date: 12-2-19; Strike Price: AUD 0.48) (A)	4,500	30
Pacific Edge, Ltd. (Expiration Date: 12-12-19) (A)(E)	24,794	334
Tahoe Resources, Inc. (Expiration Date: 12-31-49) (A)(C)(E)	51,329	19,433
XXL ASA (Expiration Date: 12-31-49; Strike Price: NOK 15.00) (A)	1,852	169
Warrants 0.0%		$167
(Cost $0)
Anoto Group AB (Expiration Date: 4-30-21; Strike Price: SEK 4.00) (A)	2,373	164
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	3

	Yield (%)	Shares	Value
Short-term investments 5.0%			$41,977,746
(Cost $41,970,526)
Short-term funds 5.0%			41,977,746
John Hancock Collateral Trust (F)	1.7887(G)	4,195,132	41,977,746

Total investments (Cost $805,968,533) 103.7%	$874,179,396
Other assets and liabilities, net (3.7%)	(31,318,965)
Total net assets 100.0%	$842,860,431

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $38,506,427.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-19.
The fund had the following sector composition as a percentage of net assets on 11-30-19:
Industrials	25.8%
Consumer discretionary	14.2%
Financials	11.4%
Materials	11.2%
Information technology	9.3%
Consumer staples	5.1%
Real estate	4.9%
Health care	4.9%
Communication services	4.8%
Utilities	3.8%
Energy	3.3%
Short-term investments and other	1.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	42	Long	Dec 2019	$4,147,712	$4,149,390	$1,678
						$1,678
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$50,975,079	$582,822	$50,238,226	$154,031
Austria	13,149,016	—	13,149,016	—
Belgium	15,041,165	—	15,041,165	—
Bermuda	177,682	—	177,682	—
Canada	73,541,037	72,569,467	970,029	1,541
China	1,162,265	—	1,162,265	—
Colombia	83,575	83,575	—	—
Denmark	16,187,180	—	16,187,180	—
Faeroe Islands	15,248	—	15,248	—
Finland	18,931,628	—	18,931,628	—
France	34,602,300	—	34,596,372	5,928
Gabon	48,291	—	48,291	—
Georgia	524,777	—	524,777	—
Germany	49,788,102	—	49,788,102	—
Gibraltar	162,822	—	162,822	—
Greece	37	—	—	37
Greenland	25,155	—	25,155	—
|	83

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Guernsey, Channel Islands	$66,432	—	$66,432	—
Hong Kong	17,653,490	$13,118	17,483,423	$156,949
Ireland	4,560,844	—	4,557,306	3,538
Isle of Man	951,538	—	951,538	—
Israel	10,050,935	37,199	10,013,736	—
Italy	38,439,455	—	38,439,434	21
Japan	204,202,995	—	204,202,995	—
Jersey, Channel Islands	1,242,175	—	1,242,175	—
Liechtenstein	624,669	—	624,669	—
Luxembourg	2,768,790	—	2,768,790	—
Macau	112,269	—	112,269	—
Malaysia	467,219	—	467,219	—
Malta	518,802	—	518,802	—
Monaco	723,031	647,422	75,609	—
Mongolia	14,085	—	14,085	—
Netherlands	23,975,630	—	23,975,630	—
New Zealand	4,879,363	—	4,879,363	—
Norway	7,568,545	—	7,568,545	—
Peru	361,344	—	361,344	—
Philippines	13,395	—	13,395	—
Portugal	3,482,280	—	3,482,280	—
Russia	634,052	—	634,052	—
Singapore	10,222,760	—	10,063,309	159,451
South Africa	383,417	778	382,639	—
Spain	20,012,267	—	20,012,267	—
Sweden	26,887,715	—	26,887,715	—
Switzerland	43,882,362	—	43,882,362	—
Turkey	14,062	—	14,062	—
United Arab Emirates	40,090	—	40,090	—
United Kingdom	126,796,552	—	126,782,380	14,172
United States	3,814,094	2,040,406	1,773,688	—
Preferred securities	2,401,335	—	2,401,335	—
Rights	20,132	334	365	19,433
Warrants	167	167	—	—
Short-term investments	41,977,746	41,977,746	—	—
Total investments in securities	$874,179,396	$117,953,034	$755,711,261	$515,101
Derivatives:
Assets
Futures	$1,678	$1,678	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,195,132	$40,254,443	$36,614,028	$(34,887,975)	$456	$(3,206)	$333,415	—	$41,977,746
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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